UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23703

MassMutual Advantage Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA		01111
(Address of principal executive offices)		(Zip code)

Paul LaPiana
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:		(413) 744-1000

Date of fiscal year end:	9/30/2022

Date of reporting period:	3/31/2022

Item 1. Reports to Stockholders.

(a)	The Reports to Stockholders are attached herewith.

MassMutual

Semiannual Report

MassMutual Advantage Funds

March 31, 2022

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MassMutual Advantage Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

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MassMutual Advantage Funds – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Paul LaPiana

“As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals.”

March 31, 2022

Welcome to the MassMutual Advantage Funds Semiannual Report, covering the six months ending March 31, 2022.

Market Highlights

●

For the reporting period from October 1, 2021 through March 31, 2022, the S&P 500® Index* was up nearly 6%, despite rising inflationary pressures, the Russian-Ukraine war, and the Federal Reserve Board (the “Fed”) taking the first steps in rolling back years of accommodative monetary policy.

●

In the fourth quarter of 2021, expectations for strong economic and earnings growth in 2022 bolstered by the possibility for a $2 trillion economic stimulus and social spending plan, allowed investors to look past skyrocketing Omicron variant COVID-19 cases and heightened inflationary pressures.

●

During the first quarter of 2022 investors in both stocks and bonds were challenged by the unexpected invasion of Ukraine by Russia, a stalled economic stimulus plan, and the Fed raising interest rates for the first time since 2018.

●

Foreign stocks in both developed and emerging markets experienced losses in the reporting period, hindered by the unexpected economic impact of the Russian-Ukraine war and the strengthening of the U.S. dollar.

●

U.S. bond investors experienced negative returns as the rollback of accommodative monetary policy drove yields higher and concerns over increased default risk due to the Russian-Ukraine war drove valuations lower.

Market Commentary

For the six months beginning on October 1, 2021, global stock investors experienced mixed returns. U.S. stocks rose in the period, despite the Russian-Ukraine war, buoyed by rising expectations for strong economic growth with COVID-19 appearing to have peaked and strong corporate earnings growth and balance sheets.

The broad market S&P 500 Index delivered a gain of 5.92% for the period, while the technology-heavy NASDAQ Composite® Index declined, losing 1.25% for the period. The more economically sensitive Dow Jones Industrial Average was up 3.44% for the period. During this period small-cap stocks significantly underperformed their larger cap peers while value stocks significantly outperformed their growth peers.

The continued economic recovery, Fed interest rate hike in March, and the unexpected invasion of Ukraine by Russia affected sectors differently. The energy, materials, and utilities sectors fared the best for this period as investors anticipated these sectors would benefit the most from higher commodity prices. The communication services and consumer discretionary sectors lagged other sectors, hurt by rising interest rates and rising inflationary pressures. West Texas Intermediate (WTI) crude oil prices ended the period at $100.28 per barrel, up 32% for the period.

Developed international stock markets, as measured by the MSCI EAFE® Index, trailed their domestic peers, falling 3.38% for the six-month period, negatively impacted by the Russian-Ukraine war and a stronger U.S. dollar. European stocks fared better than Japanese stocks, in

* Indexes referenced, other than the MSCI Indexes, are unmanaged, do not incur fees, expenses, or taxes, and cannot be purchased directly for investment. The MSCI Indexes are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment. For more information about the Funds and the indexes mentioned, please go to https://www.massmutual.com/funds.

(Continued)

MassMutual Advantage Funds – President’s Letter to Shareholders (Unaudited) (Continued)

part due to the Japanese economy’s great sensitivity to energy prices. Emerging-market stock markets, as measured in the MSCI Emerging Markets® Index, were also down, falling 8.20% for the period, with food and energy inflation affecting emerging market economies to a greater degree.

The Fed has begun to unwind years of accommodative monetary policy now that the labor market has recovered and inflation pressures are higher. The economic shock of the Russian-Ukraine war and the resulting rise in commodity prices may force the Fed to raise interest rates faster than planned which increases the risk of a policy mistake that leads to a recession. The proposed tax hike in the President’s budget proposal adds to the risk of a recession.

Investors entered the period in the midst of rising inflationary pressures and expectations that the Fed would start rolling back years of accommodative monetary policy. In this environment bond yields rose, with the 10-year U.S. Treasury bond reaching 2.32% by the end of March. The Bloomberg U.S. Aggregate Bond Index ended the period down 5.92%, as bond prices are negatively impacted by rising yields. Investment-grade bond prices fared worse as concerns of defaults increased. The Bloomberg U.S. Corporate Bond Index, which tracks the performance of investment-grade corporate bonds, ended the period down 7.48%. Below investment grade bonds as represented by the Bloomberg U.S. Corporate High Yield Index performed better, ending the period down 4.16%, aided by generally shorter maturities and investor demand for bonds in the energy sector as the sharp rise in oil prices lessened the risk of default.

Review and maintain your strategy

MassMutual is committed to helping people secure their long-term future and protect the ones they love. While the return of volatility and the reality of market sell-offs can test an investor’s mettle, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. As described in this report, financial markets can reverse suddenly with little or no notice. Our multi-managed and sub-advised mutual funds tap into the deep expertise of seasoned asset managers who are committed to helping long-term investors prepare for retirement – in all market conditions. As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals. Thank you for your confidence in MassMutual.

Sincerely,

Paul LaPiana
President,
MassMutual Advantage Funds
MML Investment Advisers, LLC

© 2022 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com

The MassMutual Advantage Funds are distributed by ALPS Distributors, Inc. (ADI). MML Distributors, LLC (MMLD) serves as the exclusive wholesale marketing agent for these Funds, as well as the distributor for all other MassMutual Funds. MMLD Member FINRA and SIPC (www.FINRA.org and www.SIPC.org), 1295 State Street, Springfield, MA 01111-0001. Investment advisory services are provided to all Funds by MML Investment Advisers, LLC (MML Advisers). MMLD and MML Advisers are subsidiaries of MassMutual, Springfield, MA 01111-0001. ADI is not affiliated with MMLD, MML Advisers, or MassMutual.

The information provided is the opinion of MML Advisers as of 4/1/2022 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

MM202305-301740

MassMutual Global Floating Rate Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Global Floating Rate Fund, and who is the Fund’s subadviser?

This Fund seeks a high level of current income with preservation of capital as a secondary goal. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in income-producing floating rate debt securities, consisting of floating rate loans, bonds, and notes, issued primarily by North American and Western European companies. For this purpose, debt instruments issued by issuers based in the Channel Islands, Cayman Islands, and Bermuda are considered North American and Western European companies. Such instruments are primarily, at the time of purchase, rated below investment grade (“junk” or “high yield”) by at least one credit rating agency (below Baa3 by Moody’s Investors Service, Inc. or below BBB- by either S&P Global Ratings, a subsidiary of S&P Global, or Fitch Ratings, Inc.) or, if unrated, determined to be of comparable quality by the Fund’s subadviser or sub-subadviser. The Fund’s subadviser is Barings LLC (Barings). In addition, Baring International Investment Limited serves as a sub-subadviser for the Fund.

MassMutual Global Floating Rate Fund Portfolio Characteristics (% of Net Assets) on 3/31/22
Bank Loans	85.8%
Corporate Debt	5.6%
Common Stock	0.7%
Total Long-Term Investments	92.1%
Other Assets and Liabilities	7.9%
Net Assets	100%

MassMutual Global Credit Income Opportunities Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Global Credit Income Opportunities Fund, and who is the Fund’s subadviser?

This Fund seeks an absolute return, primarily through current income and secondarily through capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt instruments (consisting of loans, bonds, and notes). The Fund may invest in a wide range of debt instruments of issuers based in U.S. and non-U.S. markets, including emerging markets, as well as over-the-counter and exchange-traded derivatives. Investments may be issued or guaranteed by governments and their agencies, corporations, financial institutions, and supranational organizations that the Fund believes have the potential to provide a high total return over time. A significant portion of the Fund’s investments in debt instruments are denominated in a currency other than the U.S. dollar. Although the Fund’s investment in non-U.S. dollar denominated assets may be on a currency hedged or unhedged basis, under normal market conditions, the Fund seeks to hedge substantially all of its exposure to non-U.S. currencies. The Fund may at times have significant exposure to one or more industries or sectors. Under normal market conditions, the Fund allocates its assets among various regions and countries (but in no less than three different countries) and invests at least 40% of its net assets in securities of non-U.S. issuers (or, if less, at least the percentage of net assets that is 5 percentage points less than the percentage of the ICE BofA Non-Financial Developed Markets High Yield Constrained Index, represented by non-U.S. issuers, as determined by the provider of the index). Although the ICE BofA Non-Financial Developed Markets High Yield Constrained Index is representative of the Fund’s investable universe, the Fund does not seek to be correlated with that index. The Fund’s subadviser is Barings LLC (Barings). In addition, Baring International Investment Limited serves as a sub-subadviser for the Fund.

MassMutual Global Credit Income Opportunities Fund Portfolio Characteristics (% of Net Assets) on 3/31/22
Bank Loans	41.9%
Corporate Debt	38.1%
Non-U.S. Government Agency Obligations	9.5%
Common Stock	1.3%
Total Long-Term Investments	90.8%
Other Assets and Liabilities	9.2%
Net Assets	100.0%

MassMutual Emerging Markets Debt Blended Total Return Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Emerging Markets Debt Blended Total Return Fund, and who is the Fund’s subadviser?

This Fund seeks to achieve maximum total return, consistent with preservation of capital and prudent investment management, through high current income generation and, where appropriate, capital appreciation. The Fund invests in debt securities, derivatives, and other instruments that are economically tied to emerging market countries or countries with relatively low gross national product per capita and with the potential for rapid economic growth. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in (i) securities denominated in currencies of the emerging market countries, (ii) fixed income securities or debt instruments issued by emerging market entities or sovereign nations, and/or (iii) debt instruments denominated in or based on the currencies, interest rates, or issues of emerging market countries. Emerging market countries are defined to include any country that did not become a member of the O.E.C.D. prior to 1975 and Turkey. Certain emerging market countries are referred to as “frontier” market countries. The Fund focuses its investments in Asia, Africa, the Middle East, Latin America, and the developing countries of Europe. The Fund’s subadviser is Barings LLC (Barings). In addition, Baring International Investment Limited serves as a sub-subadviser for the Fund.

MassMutual Emerging Markets Debt Blended Total Return Fund Portfolio Characteristics (% of Net Assets) on 3/31/22
Sovereign Debt Obligations	49.0%
Corporate Debt	42.4%
Total Long-Term Investments	91.4%
Other Assets and Liabilities	8.6%
Net Assets	100.0%

MassMutual Global Emerging Markets Equity Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Global Emerging Markets Equity Fund, and who is the Fund’s subadviser?

This Fund seeks to achieve long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity and equity-related securities, including convertible securities, preferred stocks, options, and warrants, of issuers that are economically tied to one or more emerging market countries. The Fund may invest in fixed income securities or debt instruments issued by emerging market entities or sovereign nations. Emerging market countries are defined to include any country that did not become a member of the Organization for Economic Cooperation and Development (O.E.C.D.) prior to 1975 and Turkey. The Fund’s subadviser is Barings LLC (Barings). In addition, Baring International Investment Limited serves as a sub-subadviser for the Fund.

MassMutual Global Emerging Markets Equity Fund Largest Holdings (% of Net Assets) on 3/31/22
Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
Samsung Electronics Co. Ltd.	8.1%
Tencent Holdings Ltd.	5.5%
Reliance Industries Ltd. GDR	4.1%
HDFC Bank Ltd. ADR	3.3%
Infosys Ltd. ADR	3.1%
Hana Financial Group, Inc.	2.8%
iShares MSCI Saudi Arabia ETF	2.5%
Alibaba Group Holding Ltd.	2.4%
Bank Negara Indonesia Persero Tbk PT	2.2%
42.8%

MassMutual Global Emerging Markets Equity Fund Sector Table (% of Net Assets) on 3/31/22
Financial	26.5%
Technology	24.4%
Communications	13.5%
Consumer, Cyclical	9.9%
Basic Materials	6.5%
Industrial	6.0%
Energy	5.4%
Utilities	2.9%
Mutual Funds	2.5%
Consumer, Non-cyclical	0.0%
Total Long-Term Investments	97.6%
Short-Term Investments and Other Assets and Liabilities	2.4%
Net Assets	100.0%

MassMutual Global Floating Rate Fund – Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.7%
COMMON STOCK — 0.7%
Basic Materials — 0.0%
Mining — 0.0%
Boomerang Tube Holdings, Inc. (a) (b)	1,769	$—
Communications — 0.1%
Telecommunications — 0.1%
Technicolor SA (c)	88,751	332,894
Consumer, Cyclical — 0.3%
Leisure Time — 0.3%
Carlson Travel, Inc. (a) (b)	43,227	1,279,519
Consumer, Non-cyclical — 0.2%
Food — 0.1%
CTI Foods Holding Co., LLC (a) (b)	4,657	465,001
Health Care – Services — 0.1%
Don Jersey Topco Ltd. (a) (b)	333,090	336,049
		801,050
Energy — 0.1%
Oil & Gas — 0.0%
Fieldwood Energy LLC (a) (b)	6,469	—
Fieldwood Energy LLC (a) (b)	26,365	—
Sabine Oil & Gas Holdings LLC (b)	394	5,122
		5,122
Oil & Gas Services — 0.1%
KCA Deutag International Ltd. (Acquired 12/21/20, Cost $303,366) (a) (b) (c) (d) (e)	7,223	600,412
		605,534
Industrial — 0.0%
Transportation — 0.0%
Bahia De Las Isletas SL, Class A2 (a) (b)	688	—
Bahia De Las Isletas SL, Class A3 (a) (b)	98	—
Bahia De Las Isletas SL, Class B2 (a) (b)	876	—
Bahia De Las Isletas SL, Class B3 (a) (b)	125	3,457
		3,457

	Number of Shares	Value
Technology — 0.0%
Software — 0.0%
Travelex Topco Ltd. (a) (b)	2,321	$—

TOTAL COMMON STOCK (Cost $2,644,898)		3,022,454

TOTAL EQUITIES (Cost $2,644,898)		3,022,454

	Principal Amount
BONDS & NOTES — 91.4%
BANK LOANS — 85.8%
Advertising — 2.1%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 3 mo. USD LIBOR + 3.500%
3.799% VRN 8/21/26	$3,448,363	3,386,292
CMG Media Corp., 2021 Term Loan, 1 mo. USD LIBOR + 3.500%
3.957% VRN 12/17/26	1,458,508	1,434,574
Dotdash Meredith, Inc., Term Loan B, 1 mo. SOFR + 4.000%
4.500% VRN 12/01/28	1,152,004	1,149,124
Summer (BC) Holdco B SARL, USD Term Loan B1, 3 mo. USD LIBOR + 5.000%
5.522% VRN 12/04/26	3,472,158	3,450,457
		9,420,447
Aerospace & Defense — 0.2%
TransDigm, Inc., 2020 Term Loan F, 1 mo. USD LIBOR + 2.250%
2.707% VRN 12/09/25	1,009,546	991,879
Airlines — 1.6%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, 3 mo. USD LIBOR + 4.750%
5.500% VRN 4/20/28	1,013,025	1,024,735
Air Canada, 2021 Term Loan B, 3 mo. USD LIBOR + 3.500%
4.250% VRN 8/11/28	1,530,571	1,514,622
American Airlines, Inc., 2018 Term Loan B, 1 mo. USD LIBOR + 1.750%
2.197% VRN 6/27/25	1,204,343	1,130,770
Kestrel Bidco, Inc., Term Loan B, 6 mo. USD LIBOR + 3.000%
4.000% VRN 12/11/26	2,584,959	2,485,335

The accompanying notes are an integral part of the financial statements.

MassMutual Global Floating Rate Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
United Airlines, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.500% VRN 4/21/28	$1,190,063	$1,174,200
		7,329,662
Apparel — 0.3%
Crocs, Inc., Term Loan B, 3 mo. SOFR + 3.500%
3.500% - 4.450% VRN 2/20/29	1,208,285	1,176,785
Auto Parts & Equipment — 0.6%
Clarios Global LP
2021 EUR Term Loan B, 1 mo. EURIBOR + 3.250%
3.250% VRN 4/30/26 EUR (f)	1,000,000	1,080,529
2021 USD Term Loan B, 1 mo. USD LIBOR + 3.250%
3.707% VRN 4/30/26	1,470,424	1,450,206
		2,530,735
Banks — 0.1%
AqGen Ascensus, Inc., 2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 6.500%
7.000% VRN 8/02/29	250,358	247,854
Beverages — 0.8%
Amphora Finance Ltd., 2018 GBP Term Loan B, 2 mo. GBP LIBOR + 4.750%
5.441% VRN 5/23/25 GBP (f)	500,000	635,892
City Brewing Co. LLC, Closing Date Term Loan, 3 mo. USD LIBOR + 3.500%
4.250% VRN 4/05/28	435,004	395,854
Sunshine Investments B.V., USD Term Loan B3, 3 mo. USD LIBOR + 2.750%
3.219% VRN 3/28/25	152,728	151,201
Triton Water Holdings, Inc., Term Loan, 3 mo. USD LIBOR + 3.500%
4.506% VRN 3/31/28	2,626,894	2,557,938
		3,740,885
Biotechnology — 0.2%
Advanz Pharma Corp., 2021 EUR Term Loan B, 3 mo. EURIBOR + 5.000%
5.000% VRN 6/01/28 EUR (f)	1,000,000	1,094,911
Building Materials — 2.2%
ACProducts, Inc., 2021 Term Loan B, 6 mo. USD LIBOR + 4.250%
4.750% VRN 5/17/28	1,812,424	1,630,166

	Principal Amount	Value
CP Atlas Buyer, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.750%
4.250% VRN 11/23/27	$1,242,681	$1,205,600
LSF10 XL Bidco S.C.A., 2021 EUR Term Loan B4, 3 mo. EURIBOR + 4.000%
4.000% VRN 4/12/28 EUR (f)	1,000,000	1,086,393
Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 1 mo. USD LIBOR + 2.625%
3.082% VRN 2/01/27	1,470,000	1,432,030
Smyrna Ready Mix Concrete, LLC, Term Loan B,
0.000% VRN 4/02/29 (g)	523,145	515,298
Solis IV BV, USD Term Loan B1, 3 mo. SOFR + 3.500%
4.000% VRN 2/26/29	1,503,095	1,471,154
Vector WP Holdco, Inc., Term Loan B, 1 mo. USD LIBOR + 5.000%
5.750% VRN 10/12/28	1,578,947	1,553,289
Wilsonart LLC, 2021 Term Loan E, 3 mo. USD LIBOR + 3.250%
4.250% VRN 12/31/26	987,415	960,794
		9,854,724
Chemicals — 4.0%
Colouroz Investment 1 GmbH
EUR Term Loan B3, 3 mo. EURIBOR + 4.250%
5.000% VRN 9/21/23 EUR (f)	15,029	15,770
Initial EUR Term Loan, 3 mo. EURIBOR + 4.250%
5.000% VRN 9/21/23 EUR (f)	204,738	214,827
Consolidated Energy Finance, SA, Term Loan B, 6 mo. USD LIBOR + 2.500%
2.964% VRN 5/07/25	1,447,295	1,393,022
CPC Acquisition Corp., Term Loan, 3 mo. USD LIBOR + 3.750%
4.756% VRN 12/29/27	2,984,962	2,895,413
Flint Group GmbH
2017 EUR Incremental B7, 3 mo. EURIBOR + 4.250%
5.000% VRN 9/21/23 EUR (f)	346,543	363,620
EUR Term Loan B5, 3 mo. EURIBOR + 4.250%
5.000% VRN 9/21/23 EUR (f)	64,029	67,184
EUR Add on Term Loan B4, 3 mo. EURIBOR + 4.250%
5.000% VRN 9/21/23 EUR (f)	101,003	105,981

The accompanying notes are an integral part of the financial statements.

MassMutual Global Floating Rate Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
2017 EUR Incremental B6, 3 mo. EURIBOR + 4.250%
5.000% VRN 9/21/23 EUR (f)	$3,710	$3,893
USD Term Loan C, 3 mo. USD LIBOR + 4.250%
5.250% VRN 9/21/23	595,795	564,021
Flint Group US LLC, USD 1st Lien Term Loan B2, 3 mo. USD LIBOR + 4.250%
5.250% VRN 9/21/23	3,724,268	3,525,652
GEON Performance Solutions, LLC, 2021 Term Loan, 1 mo. USD LIBOR + 4.750%
5.500% VRN 8/18/28	555,128	552,702
Kraton Corp., 2022 USD Term Loan, 3 mo. USD LIBOR + 3.250%
3.990% VRN 3/15/29	401,146	395,883
LSF11 A5 Holdco LLC, Term Loan, 1 mo. SOFR + 3.500%
4.000% VRN 10/15/28	1,944,444	1,914,792
New Arclin U.S. Holding Corp.
2021 Delayed Draw Term Loan, 3 mo. USD LIBOR + 1.000%
1.000% VRN 6/30/22 (h)	112,911	109,994
2021 Term Loan, 1 mo. USD LIBOR + 3.750%
4.250% VRN 9/30/28	773,438	753,460
Nobian Finance B.V., EUR Term Loan B, 3 mo. EURIBOR + 3.750%
3.750% VRN 7/01/26 EUR (f)	446,583	471,184
Olympus Water U.S. Holding Corp., 2021 USD Term Loan B, 3 mo. USD LIBOR + 3.750%
4.746% VRN 11/09/28	425,559	413,524
PMHC II, Inc., 2022 Term Loan B,
0.000% VRN 2/01/29 (g)	1,544,632	1,470,613
Polar US Borrower LLC, 2018 1st Lien Term Loan, 3 mo. USD LIBOR +4.750%, 3 mo. Prime + 3.750%
4.988% - 7.250% 10/15/25	1,226,572	1,186,709
Trinseo Materials Operating S.C.A., 2021 Term Loan B2, 1 mo. USD LIBOR + 2.500%
2.957% VRN 5/03/28	1,488,750	1,460,836
W.R. Grace & Co., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.813% VRN 9/22/28	347,965	344,485
		18,223,565

	Principal Amount	Value
Commercial Services — 6.2%
Albion Financing 3 SARL, EUR Term Loan, 3 mo. EURIBOR + 5.250%
5.250% VRN 7/31/26 EUR (f)	$640,000	$705,232
APX Group, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.500%, 3 mo. Prime + 2.500%
4.000% - 6.000% VRN 7/10/28	1,223,293	1,205,384
AVSC Holding Corp.
2020 Term Loan B1, 3 mo. USD LIBOR + 3.250%
4.250% VRN 3/03/25	2,452,423	2,307,657
2020 Term Loan B2, 3 mo. USD LIBOR + 4.500%
5.500% VRN 10/15/26	510,511	484,827
BCP Modular Services Holdings IV Ltd., EUR Term Loan B, 3 mo. EURIBOR + 4.500%
4.500% VRN 12/15/28 EUR (f)	1,000,000	1,089,656
Cimpress Public Ltd. Co., USD Term Loan B, 1 mo. USD LIBOR + 3.500%
4.000% VRN 5/17/28	518,954	512,794
CoreLogic, Inc.
Term Loan, 1 mo. USD LIBOR + 3.500%
4.000% VRN 6/02/28	1,327,124	1,309,712
2nd Lien Term Loan, 1 mo. USD LIBOR + 6.500%
7.000% VRN 6/04/29	532,670	524,015
EAB Global, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.500%, 3 mo. USD LIBOR + 3.500%
3.949% - 4.000% VRN 8/16/28	500,000	494,375
Eagle Bidco Ltd.
2021 EUR Term Loan B, 3 mo. EURIBOR + 3.500%
3.500% VRN 3/20/28 EUR (f)	900,000	976,130
2021 GBP Term Loan B, 1 mo. GBP LIBOR + 4.500%
5.191% VRN 3/20/28 GBP (f)	500,000	648,339
Element Materials Technology Group US Holdings, Inc., 2017 GBP Term Loan B, 2 mo. GBP LIBOR + 4.250%
4.941% VRN 6/28/24 GBP (f)	500,000	650,257
Ensono, LP, 2021 Term Loan, 3 mo. USD LIBOR + 4.000%
4.750% VRN 5/26/28	899,435	882,571

The accompanying notes are an integral part of the financial statements.

MassMutual Global Floating Rate Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Fugue Finance B.V., EUR Term Loan, 3 mo. EURIBOR + 3.250%
3.250% VRN 9/01/24 EUR (f)	$1,000,000	$1,090,928
Lernen Bidco Ltd., EUR Term Loan B1, 6 mo. EURIBOR + 4.250%
4.250% VRN 10/24/25 EUR (f)	2,000,000	2,191,636
Prometric Holdings, Inc., 1st Lien Term Loan, 1 mo. USD LIBOR + 3.000%
4.000% VRN 1/29/25	987,277	967,532
Sabre GLBL, Inc.
2021 Term Loan B2, 1 mo. USD LIBOR + 3.500%
4.000% VRN 12/17/27	482,609	476,576
2021 Term Loan B1, 1 mo. USD LIBOR + 3.500%
4.000% VRN 12/17/27	302,755	298,970
Syniverse Holdings, Inc.
2018 1st Lien Term Loan, 3 mo. USD LIBOR + 5.000%
6.000% VRN 3/09/23	824,588	798,045
2018 2nd Lien Term Loan, 3 mo. USD LIBOR + 9.000%
10.000% VRN 3/11/24	1,584,444	1,485,670
Team Health Holdings, Inc.
2022 Term Loan B,
0.000% 3/02/27 (g)	1,000,000	949,580
1st Lien Term Loan, 1 mo. USD LIBOR + 2.750%
3.750% VRN 2/06/24	2,377,841	2,255,548
Techem Verwaltungsgesellschaft 675 mbH, EUR Term Loan B4, 6 mo. EURIBOR + 2.625%
2.625% VRN 7/15/25 EUR (f)	1,000,000	1,084,401
TMF Group Holding B.V., 2018 EUR Term Loan B, 6 mo. EURIBOR + 3.250%
3.250% VRN 5/05/25 EUR (f)	1,500,000	1,633,455
Verisure Holding AB, 2021 EUR Term Loan, 6 mo. EURIBOR + 3.250%
3.250% VRN 3/27/28 EUR (f)	1,875,000	2,023,296
Wand NewCo 3, Inc., 2020 Term Loan, 1 mo. USD LIBOR + 3.000%
3.457% VRN 2/05/26	992,386	960,758
		28,007,344
Computers — 3.7%
Ahead DB Holdings LLC, 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.760% VRN 10/18/27	1,701,734	1,682,164

	Principal Amount	Value
Diebold, Inc., 2017 EUR 1st Lien Term Loan, 1 mo. EURIBOR + 3.000%
3.000% VRN 11/06/23 EUR (f)	$1,483,918	$1,602,941
Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 3 mo. USD LIBOR + 5.000%
5.750% VRN 7/27/28	2,641,268	2,616,836
McAfee, LLC, 2022 USD Term Loan B, 3 mo. SOFR + 4.000%
4.500% VRN 3/01/29	1,275,626	1,264,465
Netsmart Technologies, Inc., 2020 Term Loan B, 1 mo. USD LIBOR + 4.000%
4.750% VRN 10/01/27	1,492,500	1,484,112
Panther Commercial Holdings LP, Term Loan, 3 mo. USD LIBOR + 4.500%
5.000% VRN 1/07/28	1,488,750	1,476,661
Peraton Corp., Term Loan B, 1 mo. USD LIBOR + 3.750%
4.500% VRN 2/01/28	688,395	682,585
Redstone Holdco 2 LP, 2021 Term Loan, 3 mo. USD LIBOR + 4.750%
5.500% VRN 4/27/28	3,163,909	3,084,811
Surf Holdings LLC, USD Term Loan, 3 mo. USD LIBOR + 3.500%
4.110% VRN 3/05/27	492,201	486,974
Tempo Acquisition LLC, Non-Extended Term Loan, 1 mo. USD LIBOR + 2.750%
3.207% VRN 5/01/24	71,282	70,658
Vision Solutions, Inc.
2021 Incremental Term Loan, 3 mo. USD LIBOR + 4.000%
4.750% VRN 4/24/28	1,435,183	1,418,434
2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 7.250%
8.000% VRN 4/23/29	770,186	755,168
		16,625,809
Cosmetics & Personal Care — 0.5%
Coty, Inc., 2018 USD Term Loan B, 1 mo. USD LIBOR + 2.250%
2.560% VRN 4/07/25	822,294	800,709
Hoffmaster Group, Inc., 2018 1st Lien Term Loan, 3 mo. USD LIBOR + 4.000%
5.006% VRN 11/21/23	1,406,864	1,337,407

The accompanying notes are an integral part of the financial statements.

MassMutual Global Floating Rate Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Journey Personal Care Corp., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
5.256% VRN 3/01/28	$323,974	$307,575
		2,445,691
Distribution & Wholesale — 0.4%
Ammeraal Beltech Holding B.V., 2018 EUR 1st Lien Term Loan, 3 mo. EURIBOR + 3.500%
3.500% VRN 7/30/25 EUR (f)	1,000,000	1,082,742
Fluid-Flow Products, Inc., Term Loan, 3 mo. USD LIBOR + 3.750%
4.756% VRN 3/31/28	730,275	717,189
		1,799,931
Diversified Financial Services — 2.3%
AllSpring Buyer LLC, Term Loan B, 3 mo. USD LIBOR + 3.250%
4.313% VRN 11/01/28	810,134	803,807
Astra Acquisition Corp., 2021 1st Lien Term Loan, 1 mo. USD LIBOR + 5.250%
5.750% VRN 10/25/28	1,445,419	1,400,250
Castlelake Aviation Ltd., Term Loan B, 3 mo. USD LIBOR + 2.750%
3.250% VRN 10/22/26	1,391,608	1,352,476
Deerfield Dakota Holding LLC
2020 USD Term Loan B, 1 mo. USD LIBOR + 3.750%
4.750% VRN 4/09/27	494,962	491,869
2021 USD 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.750%
7.500% VRN 4/07/28	1,000,000	997,500
Edelman Financial Center LLC
2021 Term Loan B, 1 mo. USD LIBOR + 3.500%
4.250% VRN 4/07/28	1,989,987	1,964,834
2018 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.750%
7.199% VRN 7/20/26	1,000,000	984,000
Infinitas Learning Holding B.V., 2021 EUR Term Loan B, 3 mo. EURIBOR + 4.500%
4.500% VRN 9/29/28 EUR (f)	474,438	521,073
Spa Holdings, 2022 EUR Term Loan B,
0.000% 2/04/28 EUR (f) (g)	1,400,000	1,515,405
VFH Parent LLC, 2022 Term Loan B, 1 mo. SOFR + 3.000%
3.500% VRN 1/13/29	524,050	518,154
		10,549,368

	Principal Amount	Value
Electric — 0.9%
Arvos BidCo SARL
USD 1st Lien Term Loan B2, 3 mo. USD LIBOR + 5.500%
6.500% VRN 8/29/23	$121,957	$96,712
USD 1st Lien Term Loan B1, 3 mo. USD LIBOR + 5.500%
6.500% VRN 8/29/23	121,957	96,712
EUR 1st Lien Term Loan B1, 3 mo. EURIBOR + 5.500%
6.500% VRN 8/29/23 EUR (f)	854,122	752,950
Astoria Energy LLC, 2020 Term Loan B, 3 mo. USD LIBOR + 3.500%
4.500% VRN 12/10/27	703,738	692,746
Edgewater Generation LLC, Term Loan, 1 mo. USD LIBOR + 3.750%
4.207% VRN 12/13/25	1,327,313	1,220,757
Helix Gen Funding LLC, Term Loan B,
0.000% VRN 6/03/24 (g)	1,199,463	1,165,170
		4,025,047
Electrical Components & Equipment — 0.1%
SGB-SMIT Management GmbH, EUR Term Loan B, 6 mo. EURIBOR + 4.500%
4.500% VRN 7/18/24 EUR (f)	510,088	511,208
Engineering & Construction — 0.5%
DG Investment Intermediate Holdings 2, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.500%
4.250% VRN 3/31/28	726,251	718,081
Energize HoldCo LLC, 2021 1st Lien Term Loan, 3 mo. USD LIBOR + 3.750%
4.250% VRN 12/08/28	720,721	708,108
USIC Holdings, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.500%
4.250% VRN 5/12/28	944,343	933,719
		2,359,908
Entertainment — 2.3%
AMC Entertainment Holdings, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 3.000%
3.352% VRN 4/22/26	2,442,362	2,172,676
Crown Finance US, Inc., 2018 USD Term Loan, 3 mo. USD LIBOR + 2.500%
3.506% VRN 2/28/25	390,737	300,575

The accompanying notes are an integral part of the financial statements.

MassMutual Global Floating Rate Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
International Park Holdings B.V., EUR Term Loan B, 6 mo. EURIBOR + 3.500%
3.500% VRN 6/13/24 EUR (f)	$500,000	$543,014
Motion Finco SARL, EUR Term Loan B, 3 mo. EURIBOR + 3.000%
3.000% VRN 11/12/26 EUR (f)	1,500,000	1,617,110
Odeon Cinemas Group Ltd.
GBP PIK Fixed Toggle TLB, 6 mo. FIXED + 10.750%
10.750% VRN 8/19/23 GBP (f)	92,227	123,577
EUR PIK Toggle TLB2, 3 mo. EURIBOR + 10.750%
10.750% VRN 8/19/23 EUR (f)	195,134	220,184
Parques Reunidos SAU, 2019 EUR Term Loan B1, 6 mo. EURIBOR + 3.750%
3.750% VRN 9/16/26 EUR (f)	500,000	540,978
Piolin Bidco, S.A.U., 2020 EUR Incremental Term Loan B, 6 mo. EURIBOR + 7.500%
7.500% VRN 9/16/26 EUR (f)	500,000	552,848
Scientific Games Holdings LP, 2022 USD Term Loan B,
0.000% 4/04/29 (g)	640,000	633,370
Vacalians Group, EUR Term Loan B, 6 mo. EURIBOR + 4.000%
4.000% VRN 12/04/25 EUR (f)	330,783	356,667
Vue International Bidco PLC, 2019 EUR Term Loan B, 6 mo. EURIBOR + 4.750%
4.750% VRN 7/03/26 EUR (f)	923,797	879,132
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 2.750%
3.210% VRN 5/18/25	2,254,433	2,212,636
WMG Acquisition Corp., 2021 Term Loan G, 1 mo. USD LIBOR + 2.125%
2.582% VRN 1/20/28	518,991	513,584
		10,666,351
Environmental Controls — 0.4%
Gopher Resource LLC, 1st Lien Term Loan, 1 mo. USD LIBOR + 3.250%
4.250% VRN 3/06/25	1,059,270	957,315
Madison IAQ LLC, Term Loan, 6 mo. USD LIBOR + 3.250%
4.524% VRN 6/21/28	1,071,538	1,054,576
		2,011,891

	Principal Amount	Value
Food — 1.0%
BCPE North Star US HoldCo 2, Inc., Term Loan, 3 mo. USD LIBOR + 4.000%
5.006% VRN 6/09/28	$306,122	$299,522
Casino Guichard-Perrachon SA, 2021 EUR Term Loan B, 3 mo. EURIBOR + 4.000%
4.000% VRN 8/31/25 EUR (f)	1,850,000	1,973,398
CHG PPC Parent LLC, 2021 Term Loan, 1 mo. USD LIBOR + 3.000%
3.500% VRN 12/08/28	500,000	487,500
CTI Foods Holding Co. LLC
First Out Term Loan, 6 mo. USD LIBOR + 7.000%
8.000% VRN 5/03/24	314,868	314,868
Second Out Term Loan, 6 mo. USD LIBOR + 9.000%
10.000% VRN 5/03/24	207,994	197,594
Deoleo, S.A., EUR Senior Term Loan, 3 mo. EURIBOR + 4.000%
5.000% VRN 6/24/25 EUR (f)	75,107	81,512
Froneri International Ltd., 2020 EUR Term Loan B1, 6 mo. EURIBOR + 2.375%
2.375% VRN 1/29/27 EUR (f)	1,000,000	1,063,537
		4,417,931
Forest Products & Paper — 0.2%
Sylvamo Corp., Term Loan B, 1 mo. USD LIBOR + 4.500%
5.000% VRN 8/18/28	914,923	892,050
Hand & Machine Tools — 0.1%
Apex Tool Group, LLC, 2022 Term Loan, 1 mo. SOFR + 5.250%
5.750% VRN 2/08/29	322,581	313,710
Health Care – Products — 2.5%
Auris Luxembourg III SARL
EUR Term Loan B1A, 6 mo. EURIBOR + 4.000%
4.000% VRN 2/27/26 EUR (f)	2,000,000	2,197,300
2019 USD Term Loan B2, 1 mo. USD LIBOR + 3.750%
4.207% VRN 2/27/26	2,474,494	2,406,445
Iris BidCo GmbH, EUR Term Loan B, 3 mo. EURIBOR + 5.000%
5.000% VRN 6/29/28 EUR (f)	650,000	710,822
Lifescan Global Corp., 2018 1st Lien Term Loan, 3 mo. USD LIBOR + 6.000%
6.214% VRN 10/01/24	1,150,871	1,096,204

The accompanying notes are an integral part of the financial statements.

MassMutual Global Floating Rate Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Medline Borrower LP, USD Term Loan B, 1 mo. USD LIBOR + 3.250%
3.750% VRN 10/23/28	$3,250,000	$3,215,875
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, 1 mo. USD LIBOR + 3.000%
3.235% VRN 6/30/25	1,897,451	1,888,552
		11,515,198
Health Care – Services — 4.2%
ADMI Corp., 2021 Term Loan B2, 1 mo. USD LIBOR + 3.375%
3.875% VRN 12/23/27	63,760	62,575
AI Sirona (Luxembourg) Acquisition SARL, 2021 EUR 1st Lien Term Loan B, 3 mo. EURIBOR + 4.500%
4.500% VRN 12/18/28 EUR (f)	600,000	652,413
Aveanna Healthcare, LLC, 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 7.000%
7.500% VRN 12/10/29	1,497,326	1,422,460
Biogroup-LCD, 2021 EUR Term Loan B,
0.000% 2/09/28 EUR (f) (g)	1,000,000	1,075,828
Colisee Partrimoine Group, 2021 EUR Incremental Term Loan,
0.000% 11/26/27 EUR (f) (g)	2,000,000	2,171,325
Envision Healthcare Corp., 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.750%
4.207% VRN 10/10/25	1,406,874	930,886
MedAssets Software Intermediate Holdings, Inc.
2021 Term Loan, 3 mo. USD LIBOR + 4.000%
4.500% VRN 12/18/28	943,442	931,942
2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 6.750%
7.250% VRN 12/17/29	308,219	302,363
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 7.000%
7.500% VRN 11/01/29	294,737	282,947
Napa Management Services Corporation, Term Loan B, 3 mo. SOFR + 5.250%
6.149% VRN 2/23/29	834,879	822,356
Radiology Partners, Inc., 2018 1st Lien Term Loan B, 1 mo. USD LIBOR + 4.250%
4.718% VRN 7/09/25	3,000,000	2,956,620

	Principal Amount	Value
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 1 mo. USD LIBOR + 3.750%
4.197% VRN 11/16/25	$742,455	$737,273
Select Medical Corp., 2017 Term Loan B, 1 mo. USD LIBOR + 2.250%
2.710% VRN 3/06/25	1,000,000	986,880
Surgery Center Holdings, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.750%
4.500% VRN 8/31/26	1,964,680	1,947,253
Tunstall Group Holdings Ltd., 2020 EUR Term Loan B, 6 mo. EURIBOR + 5.000%
5.000% VRN 6/30/25 EUR (f)	321,190	339,327
U.S. Anesthesia Partners, Inc., 2021 Term Loan, 6 mo. USD LIBOR + 4.250%
4.750% VRN 10/01/28	2,244,375	2,225,590
US Radiology Specialists, Inc., 2020 Term Loan, 3 mo. USD LIBOR + 5.250%
6.256% VRN 12/15/27	1,038,811	1,034,271
		18,882,309
Holding Company – Diversified — 0.3%
CEP IV Investment 16 SARL
EUR Term Loan B,
0.000% VRN 10/03/24 EUR (f) (g)	500,000	516,364
USD 2nd Lien Term Loan , 3 mo. USD LIBOR + 7.750%
8.750% VRN 10/03/25	900,000	837,567
		1,353,931
Home Furnishing — 0.7%
Hilding Anders International AB, EUR 2017 Term Loan B2, 6 mo. EURIBOR + 5.000%
5.000% VRN 11/29/24 EUR (f)	702,654	359,701
Mattress Firm, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
5.640% VRN 9/25/28	3,041,276	2,970,961
		3,330,662
Household Products & Wares — 0.3%
Illuminate Merger Sub Corp., Term Loan, 3 mo. USD LIBOR + 3.500%
4.506% VRN 7/21/28	1,289,631	1,244,494
Insurance — 2.5%
Acrisure LLC, 2020 Term Loan B, 1 mo. USD LIBOR + 3.500%
3.957% VRN 2/15/27	1,964,931	1,933,826

The accompanying notes are an integral part of the financial statements.

MassMutual Global Floating Rate Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Alliant Holdings Intermediate LLC, 2018 Term Loan B, 1 mo. USD LIBOR + 3.250%
3.707% VRN 5/09/25	$2,218,340	$2,191,410
AmWINS Group, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 2.250%
3.000% VRN 2/19/28	447,502	439,671
Asurion LLC
2020 Term Loan B8, 1 mo. USD LIBOR + 3.250%
3.707% VRN 12/23/26	2,962,500	2,894,599
2021 Second Lien Term Loan B4, 1 mo. USD LIBOR + 5.250%
5.707% VRN 1/20/29	2,051,724	2,002,996
Broadstreet Partners, Inc., 2021 Term Loan B2, 1 mo. USD LIBOR + 3.250%
3.750% VRN 1/27/27	796,000	785,055
Hub International Ltd.
2018 Term Loan B, 3 mo. USD LIBOR + 2.750%, 3 mo. USD LIBOR + 3.000%
3.017% - 3.267% VRN 4/25/25	166,203	164,142
2021 Term Loan B, 3 mo. USD LIBOR + 3.250%
4.000% VRN 4/25/25	435,106	431,943
Ryan Specialty Group LLC, Term Loan, 1 mo. USD LIBOR + 3.000%
3.750% VRN 9/01/27	430,800	427,211
		11,270,853
Internet — 3.4%
Endure Digital, Inc., Term Loan, 3 mo. USD LIBOR + 3.500%
4.250% VRN 2/10/28	1,958,962	1,900,193
Getty Images, Inc., 2019 USD Term Loan B, 3 mo. USD LIBOR + 4.500%
5.063% VRN 2/19/26	914,714	907,286
Hunter Holdco 3 Ltd., USD Term Loan B, 3 mo. USD LIBOR + 4.250%
5.256% VRN 8/19/28	1,251,360	1,245,103
ION Trading Finance Ltd., 2021 USD Term Loan, 3 mo. USD LIBOR + 4.750%
5.756% VRN 4/03/28	3,082,301	3,054,036
ION Trading Technologies SARL, 2021 EUR Term Loan B, 3 mo. EURIBOR + 4.250%
4.250% VRN 4/03/28 EUR (f)	893,250	981,982

	Principal Amount	Value
MH Sub I LLC
2017 1st Lien Term Loan, 1 mo. USD LIBOR + 3.500%
3.957% VRN 9/13/24	$1,486,533	$1,466,510
2020 Incremental Term Loan, 1 mo. USD LIBOR + 3.750%
4.750% VRN 9/13/24	206,052	203,513
2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.250%
6.707% VRN 2/23/29	500,000	494,375
Proofpoint, Inc., 1st Lien Term Loan, 3 mo. USD LIBOR + 3.250%
3.758% VRN 8/31/28	697,674	689,435
PUG LLC
USD Term Loan, 1 mo. USD LIBOR + 3.500%
3.957% VRN 2/12/27	2,186,633	2,140,167
2021 Incremental Term Loan B, 1 mo. USD LIBOR + 4.250%
4.750% VRN 2/12/27	913,682	906,830
Voyage Australia Pty Ltd., USD Term Loan B, 3 mo. USD LIBOR + 3.500%
4.000% VRN 7/20/28	967,273	955,588
W3 Topco LLC, 2019 Term Loan B, 6 mo. USD LIBOR + 6.000%
7.000% - 7.103% VRN 8/16/25	720,951	699,322
		15,644,340
Investment Companies — 0.4%
Median B V
2021 GBP Term Loan B,
0.000% 11/16/27 GBP (f) (g)	650,000	826,122
2021 EUR Term Loan B, 3 mo. EURIBOR + 5.000%
5.000% VRN 11/16/27 EUR (f)	800,000	865,087
		1,691,209
Iron & Steel — 0.0%
Boomerang Tube LLC, 2018 Term Loan, 3 mo. USD LIBOR + 5.000%
5.224% VRN 6/30/22 (a) (b)	64,538	—
Leisure Time — 2.0%
Carnival Corp., 2021 Incremental Term Loan B, 3 mo. USD LIBOR + 3.250%
4.000% VRN 10/18/28	2,743,125	2,677,976
City Football Group Ltd., Term Loan, 6 mo. USD LIBOR + 3.500%
4.000% VRN 7/21/28	927,835	908,119

The accompanying notes are an integral part of the financial statements.

MassMutual Global Floating Rate Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
HNVR Holdco Ltd., EUR Term Loan B, 6 mo. EURIBOR + 4.250%
4.250% VRN 9/12/25 EUR (f)	$2,000,000	$2,033,198
Richmond UK Bidco Ltd., 2017 GBP Term Loan B, 3 mo. SONIA +4.250%
4.941% VRN 3/03/24 GBP (f)	1,982,094	2,566,361
Rouge Beachhouse B.V., 2018 EUR Term Loan B, 1 mo. EURIBOR + 4.500%
4.500% VRN 9/04/25 EUR (f)	500,000	551,510
Silk Bidco AS, EUR Term Loan B, 6 mo. EURIBOR + 4.000%
4.000% VRN 2/24/25 EUR (f)	500,000	495,893
		9,233,057
Lodging — 1.3%
Alpha Group SARL, EUR Term Loan B, 3 mo. EURIBOR + 3.750%
3.750% VRN 1/31/25 EUR (f)	500,000	520,745
Casper BidCo SAS, 2020 EUR Term Loan B3A, 6 mo. EURIBOR + 3.875%
3.875% VRN 7/31/26 EUR (f)	2,500,000	2,638,295
Compass IV Ltd.
2018 EUR Term Loan B, 6 mo. EURIBOR + 4.000%
4.000% VRN 5/09/25 EUR (f)	500,000	550,531
2018 EUR 2nd Lien Term Loan, 6 mo. EURIBOR + 8.000%
9.000% VRN 5/08/26 EUR (f)	500,000	553,125
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1 mo. USD LIBOR + 3.000%
3.500% VRN 8/02/28	535,426	531,678
Motel 6, Term Loan B, 1 mo. USD LIBOR + 5.000%
5.750% VRN 9/09/26	904,152	883,809
		5,678,183
Machinery - Diversified — 1.3%
ASP Blade Holdings, Inc., Initial Term Loan, 1 mo. USD LIBOR + 4.000%
4.500% VRN 10/13/28	1,000,000	985,250
Pro Mach Group, Inc.
2021 Delayed Draw Term Loan, 3 mo. USD LIBOR + 4.000%
5.000% VRN 5/16/22 (h)	66,653	66,284
2021 Term Loan B, 3 mo. USD LIBOR + 4.000%
5.000% VRN 8/31/28	968,384	963,019

	Principal Amount	Value
Titan Acquisition Ltd., 2018 Term Loan B, 3 mo. USD LIBOR + 3.000%
4.006% VRN 3/28/25	$1,920,861	$1,876,278
Welbilt, Inc., 2018 Term Loan B, 1 mo. USD LIBOR + 2.500%
2.957% VRN 10/23/25	2,000,000	1,980,000
		5,870,831
Media — 6.1%
A-L Parent LLC, 2016 1st Lien Term Loan, 1 mo. USD LIBOR + 3.250%
4.250% VRN 12/01/23	2,452,137	2,327,348
Altice Financing SA, EUR 2017 1st Lien Term Loan, 3 mo. EURIBOR + 2.750%
2.750% VRN 1/31/26 EUR (f)	987,113	1,044,219
Banijay Entertainment S.A.S, USD Term Loan, 1 mo. USD LIBOR + 3.750%
3.991% VRN 3/01/25	1,295,905	1,282,946
CSC Holdings LLC, 2017 Term Loan B1, 1 mo. USD LIBOR + 2.250%
2.647% VRN 7/17/25	1,636,305	1,606,656
Cumulus Media New Holdings, Inc., Term Loan B, 6 mo. USD LIBOR + 3.750%
4.750% VRN 3/31/26	1,092,779	1,087,315
DirecTV Financing LLC, Term Loan, 3 mo. USD LIBOR + 5.000%
5.750% VRN 8/02/27	1,630,062	1,626,459
Gray Television, Inc., 2021 Term Loan D, 1 mo. USD LIBOR + 3.000%
3.231% VRN 12/01/28	687,931	683,755
Houghton Mifflin Harcourt Publishing Co., 2019 Term Loan B, 1 mo. USD LIBOR + 6.250%
7.250% VRN 11/22/24	87,695	87,038
iHeartCommunications, Inc., 2020 Term Loan, 1 mo. USD LIBOR + 3.000%
3.457% VRN 5/01/26	3,136,237	3,113,123
McGraw-Hill Global Education Holdings LLC, 2021 Term Loan, 1 mo. USD LIBOR + 4.750%, 3 mo. USD LIBOR + 4.750%, 6 mo. USD LIBOR + 4.750
5.250% - 5.554% VRN 7/28/28	1,714,288	1,694,471

The accompanying notes are an integral part of the financial statements.

MassMutual Global Floating Rate Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Radiate Holdco LLC, 2021 Term Loan B, 1 mo. USD LIBOR + 3.250%
4.000% VRN 9/25/26	$2,887,500	$2,859,722
Springer Nature Deutschland GmbH, 2021 EUR Term Loan B17, 1 mo. EURIBOR + 2.750%
3.250% VRN 8/14/26 EUR (f)	1,511,476	1,646,989
Univision Communications, Inc., 2022 Term Loan B, 1 mo. USD LIBOR + 3.250%
4.000% VRN 1/31/29	1,187,802	1,173,940
Virgin Media SFA Finance Ltd.
GBP Term Loan M, 3 mo. GBP LIBOR + 3.250%
3.727% VRN 11/15/27 GBP (f)	3,250,000	4,160,492
GBP Term Loan L, 3. mo SONIA + 3.250%
3.865% VRN 1/15/27 GBP (f)	1,000,000	1,285,078
Ziggo BV, 2019 EUR Term Loan H, 6 mo. EURIBOR + 3.000%
3.000% VRN 1/31/29 EUR (f)	2,000,000	2,162,718
		27,842,269
Metal Fabricate & Hardware — 0.7%
Grinding Media, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.000%
4.796% VRN 10/12/28	1,494,612	1,477,798
WireCo WorldGroup, Inc., 2021 Term Loan, 6 mo. USD LIBOR + 4.250%
4.750% VRN 11/13/28	1,733,796	1,707,061
		3,184,859
Mining — 0.6%
U.S. Silica Company, 2018 Term Loan B, 1 mo. USD LIBOR + 4.000%
5.000% VRN 5/01/25	2,843,265	2,789,357
Miscellaneous - Manufacturing — 1.0%
EXC Holdings III Corp., USD 2017 1st Lien Term Loan, 3 mo. USD LIBOR + 3.500%
4.506% VRN 12/02/24	1,468,268	1,457,256
Gates Global LLC, 2021 Term Loan B3, 1 mo. USD LIBOR + 2.500%
3.250% VRN 3/31/27	989,975	974,630
Gemini HDPE LLC, 2020 Term Loan B, 3 mo. USD LIBOR + 3.000%
3.500% VRN 12/31/27	787,265	773,818

	Principal Amount	Value
Hyperion Materials & Technologies, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.500%
5.008% VRN 8/30/28	$551,020	$545,169
LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan, 1 mo. USD LIBOR + 3.500%
3.957% VRN 9/06/25	591,019	576,858
		4,327,731
Oil & Gas — 0.5%
Gulf Finance, LLC, 2021 Term Loan, 1 mo. USD LIBOR + 6.750%, 3 mo. USD LIBOR + 6.750%
7.750% VRN 8/25/26	2,674,170	2,437,319
Packaging & Containers — 1.0%
Albea Beauty Holdings S.A., 2018 USD Term Loan B2, 3 mo. USD LIBOR + 3.000%
4.000% VRN 4/22/24	199,640	192,279
BWAY Holding Co., 2017 Term Loan B, 1 mo. USD LIBOR + 3.250%
3.481% VRN 4/03/24	1,896,000	1,866,764
Clydesdale Acquisition Holdings, Inc., Term Loan B,
0.000% VRN 4/13/29 (g)	666,432	655,322
Graham Packaging Co., Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.000%
3.750% VRN 8/04/27	512,642	502,938
Kouti B.V., 2021 EUR Term Loan, 3 mo. EURIBOR + 3.750%
3.750% VRN 8/31/28 EUR (f)	600,000	646,207
Pretium PKG Holdings, Inc.
2021 1st Lien Term Loan, 3 mo. USD LIBOR + 4.000%
4.500% VRN 10/02/28	344,361	333,969
2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 6.750%
7.250% VRN 10/01/29	254,237	246,399
		4,443,878
Pharmaceuticals — 4.1%
Aenova Holding GmbH, 2021 EUR Term Loan B, 6 mo. EURIBOR + 4.500%
4.500% VRN 3/06/26 EUR (f)	500,000	547,942
Amneal Pharmaceuticals LLC, 2018 Term Loan B, 1 mo. USD LIBOR + 3.500%
4.000% VRN 5/04/25	2,445,268	2,404,310

The accompanying notes are an integral part of the financial statements.

MassMutual Global Floating Rate Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bausch Health Cos., Inc., 2022 Term Loan B,
0.000% VRN 1/27/27 (g)	$1,927,102	$1,905,422
Embecta Corp. Term Loan B
0.000% 3/30/29 (g)	367,694	362,245
Endo Luxembourg Finance Company I SARL, 2021 Term Loan, 1 mo. USD LIBOR + 5.000%
5.750% VRN 3/27/28	1,283,661	1,199,555
Financiere Verdi I S.A.S., 2021 GBP Term Loan B,
0.000% 4/17/28 GBP (f) (g)	1,000,000	1,257,819
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD LIBOR + 4.000%
5.006% VRN 10/01/27	601,627	600,123
Horizon Therapeutics USA, Inc.
2021 Term Loan B2, 1 mo. USD LIBOR + 1.750%
2.250% VRN 3/15/28	888,806	878,807
Term Loan B1, 1 mo. USD LIBOR + 2.000%
2.500% VRN 5/22/26	494,267	488,459
ICON Luxembourg SARL
US Term Loan, 3 mo. USD LIBOR + 2.250%
3.313% VRN 7/03/28	198,521	197,405
LUX Term Loan, 3 mo. USD LIBOR + 2.250%
3.313% VRN 7/03/28	796,790	792,312
IVC Acquisition Ltd.
2021 GBP Term Loan B3,
0.000% 2/13/26 GBP (f) (g)	500,000	649,436
2022 EUR Term Loan B6,
0.000% VRN 2/13/26 EUR (f) (g)	700,000	772,222
2021 EUR Term Loan B5, 3 mo. EURIBOR + 4.000%
4.000% VRN 2/13/26 EUR (f)	587,000	643,239
Jazz Financing Lux SARL, USD Term Loan, 1 mo. USD LIBOR + 3.500%
4.000% VRN 5/05/28	1,095,172	1,090,113
Nidda Healthcare Holding AG
2020 EUR Term Loan F, 3 mo. EURIBOR + 3.500%
3.500% VRN 8/21/26 EUR (f)	1,925,000	2,035,917
2020 GBP Term Loan F, 3 mo. GBP LIBOR + 4.500%
5.050% VRN 8/21/26 GBP (f)	500,000	624,259

	Principal Amount	Value
Organon & Co, USD Term Loan, 3 mo. USD LIBOR + 3.000%
3.563% VRN 6/02/28	$648,958	$644,902
Padagis LLC, Term Loan B, 3 mo. USD LIBOR + 4.750%
5.250% VRN 7/06/28	1,548,387	1,533,879
		18,628,366
Pipelines — 0.7%
Buckeye Partners, L.P., 2021 Term Loan B, 1 mo. USD LIBOR + 2.250%
2.707% VRN 11/01/26	389,806	386,579
Freeport LNG Investments, LLLP, Term Loan B, 3 mo. USD LIBOR + 3.500%
4.000% VRN 12/21/28	1,102,362	1,093,312
Oryx Midstream Services Permian Basin LLC, Term Loan B, 3 mo. USD LIBOR + 3.250%
3.750% VRN 10/05/28	1,788,117	1,771,916
		3,251,807
Real Estate — 0.3%
Cushman & Wakefield U.S. Borrower LLC, 2020 Term Loan B, 1 mo. USD LIBOR + 2.750%
3.207% VRN 8/21/25	1,488,608	1,466,279
Retail — 6.2%
1011778 B.C. Unlimited Liability Co., Term Loan B4, 1 mo. USD LIBOR + 1.750%
2.207% VRN 11/19/26	493,687	482,475
At Home Group, Inc., Term Loan B, 3 mo. USD LIBOR + 4.250%
4.750% VRN 7/24/28	457,569	437,267
Constellation Automotive Ltd.
GBP Term Loan B, 3 mo. SONIA + 4.750%
5.223% VRN 7/16/28 GBP (f)	500,000	642,972
GBP 2nd Lien Term Loan B, 3 mo. SONIA + 7.500%
8.057% VRN 7/30/29 GBP (f)	500,000	647,793
EG Group Ltd.
2021 Term Loan, 3 mo. USD LIBOR + 4.250%
5.246% VRN 3/31/26	653,456	642,838
2018 GBP Term Loan B, 3 mo. SONIA + 4.750%
5.441% 2/07/25 GBP (f)	1,328,770	1,699,963
Eyemart Express LLC, 2021 Term Loan, 1 mo. USD LIBOR + 3.000%
4.000% VRN 8/31/27	967,361	948,014

The accompanying notes are an integral part of the financial statements.

MassMutual Global Floating Rate Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Foundation Building Materials Holding Co. LLC, 2021 Term Loan, 3 mo. USD LIBOR + 3.250%
3.750% VRN 2/03/28	$1,047,151	$1,027,517
Great Outdoors Group LLC, 2021 Term Loan B1, 1 mo. USD LIBOR + 3.750%
4.500% VRN 3/06/28	1,975,075	1,965,200
Harbor Freight Tools USA, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 2.750%
3.250% VRN 10/19/27	966,970	945,213
IRB Holding Corp., 2020 Fourth Amendment Incremental Term Loan, 3 mo. USD LIBOR + 3.000%
4.000% VRN 12/15/27	994,975	988,338
LBM Acquisition LLC, Term Loan B, 1 mo. USD LIBOR + 3.750%
4.500% VRN 12/17/27	2,915,990	2,840,553
Medical Solutions Holdings, Inc.
2021 Delayed Draw Term Loan, 3 mo. USD LIBOR + 3.500%
3.500% VRN 6/30/22 (h)	224,851	222,603
2021 1st Lien Term Loan, 3 mo. USD LIBOR + 3.500%
4.506% VRN 11/01/28	1,180,469	1,168,664
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
5.256% VRN 4/15/28	2,461,347	2,303,747
Park River Holdings, Inc., Term Loan, 3 mo. USD LIBOR + 3.250%
4.000% VRN 12/28/27	1,756,796	1,715,704
Petco Health & Wellness Co., Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.250%
4.256% VRN 3/03/28	1,214,970	1,201,957
PetSmart, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.500% VRN 2/11/28	1,990,000	1,981,702
Serta Simmons Bedding LLC, 2020 Super Priority Second Out Term Loan, 1 mo. USD LIBOR + 7.500%
8.500% VRN 8/10/23	1,436,649	1,351,599
SRS Distribution, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.000% - 4.250% VRN 6/02/28	1,339,098	1,321,248
Staples, Inc., 7 Year Term Loan, 3 mo. USD LIBOR + 5.000%
5.317% VRN 4/16/26	1,982,175	1,869,231

	Principal Amount	Value
White Cap Buyer LLC, Term Loan B, 1 mo. SOFR + 3.750%, 3 mo. Prime + 3.000%
4.250% - 6.250% VRN 10/19/27	$1,037,778	$1,024,370
Winterfell Financing SARL, EUR Term Loan B, 3 mo. EURIBOR + 2.925%
2.925% VRN 5/04/28 EUR (f)	500,000	534,628
		27,963,596
Software — 10.3%
Applied Systems, Inc., 2017 1st Lien Term Loan, 3 mo. USD LIBOR + 3.000%, 3 mo. Prime + 2.000%
4.006% - 5.500% VRN 9/19/24	1,000,000	992,250
AppLovin Corp., 2021 Term Loan B, 1 mo. USD LIBOR + 3.000%
3.500% VRN 10/25/28	686,646	680,349
Ascend Learning LLC
2021 Term Loan, 1 mo. USD LIBOR + 3.500%
4.000% VRN 12/11/28	880,503	869,717
2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 5.750%
6.250% VRN 12/10/29	454,545	451,136
Athenahealth, Inc.
2022 Delayed Draw Term Loan, 3 mo. SOFR + 0.000%
0.000% VRN 5/18/22 (g) (h)	107,049	105,737
2022 Term Loan B, 1 mo. SOFR + 3.500%
4.000% VRN 2/15/29	631,588	623,851
Banff Merger Sub, Inc.
2021 USD Term Loan, 3 mo. USD LIBOR + 3.750%
4.207% VRN 10/02/25	1,841,399	1,828,748
2021 USD 2nd Lien Term Loan, 1 mo. USD LIBOR + 5.500%
6.000% VRN 2/27/26	283,962	280,838
Cloudera, Inc.
2021 Term Loan, 1 mo. USD LIBOR + 3.750%
4.250% VRN 10/08/28	1,023,094	1,009,027
2021 Second Lien Term Loan, 1 mo. USD LIBOR + 6.000%
6.500% VRN 10/08/29	566,667	556,750
Cornerstone OnDemand, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 3.750%
4.250% VRN 10/16/28	2,000,000	1,977,500

The accompanying notes are an integral part of the financial statements.

MassMutual Global Floating Rate Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Cvent, Inc., 1st Lien Term Loan, 1 mo. USD LIBOR + 3.750%
4.207% VRN 11/29/24	$812,333	$801,505
Finastra USA, Inc.
USD 1st Lien Term Loan, 3 mo. USD LIBOR + 3.500%
4.500% VRN 6/13/24	1,302,506	1,284,453
USD 2nd Lien Term Loan, 3 mo. USD LIBOR + 7.250%
8.250% VRN 6/13/25	6,482	6,366
Greeneden U.S. Holdings II LLC, 2020 USD Term Loan B4, 1 mo. USD LIBOR + 4.000%
4.750% VRN 12/01/27	1,704,657	1,700,395
Hyland Software, Inc.
2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.500%
4.250% VRN 7/01/24	1,978,228	1,965,548
2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.250%
7.000% VRN 7/07/25	501,818	495,545
Iris Bidco Ltd., 2018 GBP Term Loan B, 1 mo. SONIA + 4.500%
5.293% VRN 9/03/25 GBP (f)	1,000,000	1,289,492
Ivanti Software, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
5.000% VRN 12/01/27	2,740,000	2,697,530
Loyalty Ventures, Inc., Term Loan B, 1 mo. USD LIBOR + 4.500%
5.000% VRN 11/03/27	1,651,489	1,608,831
MA FinanceCo., LLC, 2022 EUR Term Loan B, 3 mo. EURIBOR + 4.000%
4.000% VRN 2/26/27 EUR (f)	2,653,500	2,903,320
Mitchell International, Inc.
2021 Term Loan B, 1 mo. USD LIBOR + 3.750%
4.250% VRN 10/15/28	1,500,000	1,473,585
2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 6.500%
7.000% VRN 10/15/29	400,000	395,252
Playtika Holding Corp., 2021 Term Loan, 1 mo. USD LIBOR + 2.750%
3.207% VRN 3/13/28	488,015	480,138
Polaris Newco LLC, USD Term Loan B, 1 mo. USD LIBOR + 4.000%
4.500% VRN 6/02/28	888,040	880,714

	Principal Amount	Value
Project Leopard Holdings, Inc., 2018 Term Loan, 3 mo. USD LIBOR + 4.750%
5.750% VRN 7/05/24	$1,446,790	$1,433,234
Quest Software US Holdings, Inc.
2022 Term Loan, 3 mo. SOFR + 4.250%
4.750% VRN 2/01/29	2,036,494	2,003,075
2022 2nd Lien Term Loan, 3 mo. SOFR + 7.500%
8.150% VRN 2/01/30	1,801,662	1,744,243
Rackspace Technology Global, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 2.750%
3.500% VRN 2/15/28	1,331,210	1,304,107
Renaissance Holding Corp.
2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.250%
3.707% VRN 5/30/25	2,213,853	2,184,808
2018 2nd Lien Term Loan, 1 mo. USD LIBOR + 7.000%
7.457% VRN 5/29/26	500,000	494,375
Skopima Merger Sub, Inc., Term Loan B, 1 mo. USD LIBOR + 4.000%
4.500% VRN 5/12/28	2,202,127	2,171,496
SS&C Technologies, Inc., 2018 Term Loan B5, 1 mo. USD LIBOR + 1.750%
2.207% VRN 4/16/25	458,293	450,465
Technicolor SA
2020 EUR Term Loan B1, 6 mo. EURIBOR + 3.000%
3.000% VRN 12/31/24 EUR (f)	868,248	943,931
2020 EUR Super Senior Term Loan, 3 mo. EURIBOR + 6.000%
6.000% VRN 6/30/24 EUR (f)	138,610	161,260
2020 EUR Delayed Draw Term Loan B2, 6 mo. EURIBOR + 6.000%
6.000% VRN 6/30/24 EUR (f)	167,436	194,796
2020 PIK USD New Money Term Loan, 6 mo. USD LIBOR + 6.000%
6.446% VRN 6/30/24	128,755	132,617
The Ultimate Software Group, Inc., 2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 5.250%
5.750% VRN 5/03/27	195,332	193,531
Tibco Software, Inc.
2020 Term Loan B3, 1 mo. USD LIBOR + 3.750%
4.210% VRN 6/30/26	1,804,543	1,793,265

The accompanying notes are an integral part of the financial statements.

MassMutual Global Floating Rate Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
2020 2nd Lien Term Loan, 1 mo. USD LIBOR + 7.250%
7.710% VRN 3/03/28	$385,441	$384,076
Veritas US, Inc.
2021 EUR Term Loan B, 3 mo. EURIBOR + 4.750%
5.750% VRN 9/01/25 EUR (f)	738,773	794,156
2021 USD Term Loan B, 3 mo. USD LIBOR + 5.000%
6.006% VRN 9/01/25	2,973,693	2,774,456
		46,516,468
Telecommunications — 3.4%
CCI Buyer, Inc., Term Loan, 3 mo. USD LIBOR + 4.000%
4.750% VRN 12/17/27	2,287,235	2,252,446
CenturyLink, Inc., 2020 Term Loan B, 1 mo. USD LIBOR + 2.250%
2.707% VRN 3/15/27	1,519,923	1,477,654
Cincinnati Bell, Inc., 2021 Term Loan B2, 3 mo. SOFR + 3.250%
4.051% VRN 11/22/28	643,548	634,301
CommScope, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 3.250%
3.707% VRN 4/06/26	1,727,662	1,679,426
Consolidated Communications, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.500%
4.250% VRN 10/02/27	775,793	724,257
Delta TopCo, Inc., 2020 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.500% VRN 12/01/27	992,500	975,310
Digicel International Finance Ltd., 2017 Term Loan B, 6 mo. USD LIBOR + 3.250%
3.500% VRN 5/28/24	149,863	142,370
Intelsat Jackson Holdings S.A., 2021 Exit Term Loan B, 6 mo. SOFR + 4.250%
4.920% VRN 2/01/29	1,100,184	1,080,589
Level 3 Financing, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 1.750%
2.207% VRN 3/01/27	1,000,000	980,310
Lorca Finco PLC, EUR Term Loan B1, 6 mo. EURIBOR + 4.250%
4.250% VRN 9/17/27 EUR (f)	500,000	550,260
Matterhorn Telecom SA, 2020 EUR Term Loan B, 3 mo. EURIBOR + 2.625%
2.625% VRN 9/15/26 EUR (f)	1,000,000	1,075,275

	Principal Amount	Value
Numericable Group SA, EUR Term Loan B11, 3 mo. EURIBOR + 3.000%
3.000% VRN 7/31/25 EUR (f)	$2,000,000	$2,163,559
Toruk AS, 2021 USD Term Loan B,
0.000% VRN 12/04/28 (g)	923,077	895,098
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD LIBOR + 3.000%
3.457% VRN 3/09/27	860,786	836,899
		15,467,754
Transportation — 1.3%
First Student Bidco, Inc.
Term Loan C, 3 mo. USD LIBOR + 3.000%
3.983% VRN 7/21/28	501,529	496,930
Term Loan B, 3 mo. USD LIBOR + 3.000%
3.983% VRN 7/21/28	1,355,290	1,342,862
Kenan Advantage Group, Inc.
2021 Term Loan B1, 3 mo. USD LIBOR + 3.750%
4.500% VRN 3/24/26	1,775,494	1,746,091
2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 7.250%
8.250% VRN 9/01/27	528,634	510,132
Worldwide Express Operations LLC, 2021 1st Lien Term Loan, 3 mo. USD LIBOR + 4.250%
5.256% VRN 7/26/28	1,995,000	1,971,319
		6,067,334

TOTAL BANK LOANS (Cost $399,899,512)		389,339,770

CORPORATE DEBT — 5.6%
Airlines — 0.0%
American Airlines, Inc.
11.750% 7/15/25 (i)	167,000	194,932
Auto Manufacturers — 0.3%
Aston Martin Capital Holdings Ltd.
10.500% 11/30/25 (i)	1,200,000	1,261,572
Biotechnology — 0.3%
Cidron Aida Finco SARL
6.250% 4/01/28 GBP (f) (i)	1,000,000	1,224,978
Commercial Services — 0.6%
Albion Financing 1 SARL / Aggreko Holdings, Inc.
5.250% 10/15/26 EUR (f) (i)	260,000	282,943

The accompanying notes are an integral part of the financial statements.

MassMutual Global Floating Rate Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
APCOA Parking Holdings GmbH, 3 mo. EURIBOR + 5.000%
5.000% FRN 1/15/27 EUR (f) (i)	$339,000	$371,612
BCP V Modular Services Finance II PLC
6.125% 11/30/28 GBP (f) (i)	350,000	435,823
Castor SpA
3 mo. EURIBOR + 5.250% 5.250% FRN 2/15/29 EUR (f) (i)	556,000	611,692
6.000% 2/15/29 EUR (f) (i)	196,000	213,250
Travelex Issuerco Ltd.
12.500% 8/05/25 GBP (f) (i)	343,455	586,533
Verisure Holding AB
3.250% 2/15/27 EUR (f) (i)	450,000	466,699
		2,968,552
Diversified Financial Services — 0.0%
Travelex Financing PLC
8.000% 5/15/22 EUR (f) (i) (j)	250,000	691
Electric — 0.1%
Energia Group NI FinanceCo PLC/Energia Group ROI Holdings DAC
4.750% 9/15/24 GBP (f) (i)	350,000	445,984
Entertainment — 0.3%
Banijay Entertainment SASU
3.500% 3/01/25 EUR (f) (i)	500,000	551,079
CPUK Finance Ltd.
4.875% 2/28/47 GBP (f) (i)	600,000	765,529
6.500% 8/28/26 GBP (f) (i)	100,000	132,153
		1,448,761
Food — 0.4%
Bellis Acquisition Co. PLC
3.250% 2/16/26 GBP (f) (i)	750,000	909,041
Boparan Finance PLC
7.625% 11/30/25 GBP (f) (i)	300,000	317,936
Quatrim SASU
5.875% 1/15/24 EUR (f) (i)	500,000	551,521
		1,778,498
Hand & Machine Tools — 0.1%
IMA Industria Macchine Automatiche SpA, 3 mo. EURIBOR + 4.000%
4.000% FRN 1/15/28 EUR (f) (i)	275,000	299,266
Health Care – Services — 0.0%
Tenet Healthcare Corp.
4.625% 7/15/24	105,000	105,452
Internet — 0.2%
United Group BV
4.000% 11/15/27 EUR (f) (i)	500,000	511,087

	Principal Amount	Value
4.625% 8/15/28 EUR (f) (i)	$450,000	$465,161
		976,248
Leisure Time — 0.4%
CWT Travel Group, Inc.
8.500% 11/19/26 (i)	1,765,508	1,739,025
8.500% 11/19/26 (e)(i)	217,376	214,116
		1,953,141
Lodging — 0.2%
TVL Finance PLC, 3 mo. GBP LIBOR + 5.377%
5.864% FRN 7/15/25 GBP (f) (i)	600,000	760,209
Machinery – Diversified — 0.1%
Galapagos SA
1.000% 6/15/21 EUR (f) (i) (j)	20,000	28
Mangrove Luxco III SARL
7.775% 10/09/25 EUR (f) (i)	277,027	277,273
		277,301
Media — 0.6%
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc.
5.875% 8/15/27 (i)	272,000	267,730
DISH DBS Corp.
5.250% 12/01/26 (i)	441,000	419,810
5.750% 12/01/28 (i)	567,000	536,524
Radiate Holdco LLC / Radiate Finance, Inc.
4.500% 9/15/26 (i)	102,000	98,234
Tele Columbus AG
3.875% 5/02/25 EUR (f) (i)	1,250,000	1,281,203
		2,603,501
Oil & Gas Services — 0.1%
KCA Deutag UK Finance PLC
9.875% 12/01/25 (i)	390,061	401,357
Packaging & Containers — 0.4%
Mauser Packaging Solutions Holding Co.
4.750% 4/15/24 EUR (f) (i)	1,000,000	1,095,777
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc.
4.375% 10/15/28 (i)	212,000	195,506
Trivium Packaging Finance BV, 3 mo. EURIBOR + 3.750%
3.750% FRN 8/15/26 EUR (f) (i)	400,000	437,522
		1,728,805
Pharmaceuticals — 0.4%
Nidda Healthcare Holding GmbH
3.500% 9/30/24 EUR (f) (i)	1,800,000	1,906,621

The accompanying notes are an integral part of the financial statements.

MassMutual Global Floating Rate Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Retail — 0.4%
eG Global Finance PLC
4.375% 2/07/25 EUR (f) (i)	$100,000	$107,362
House of Fraser Funding PLC
1.000% 9/15/20 GBP (f) (i) (j)	300,000	5,911
NMG Holding Co., Inc. / Neiman Marcus Group LLC
7.125% 4/01/26 (i)	189,000	194,103
Staples, Inc.
7.500% 4/15/26 (i)	300,000	291,332
Stonegate Pub Co. Financing 2019 PLC, 3 mo. EURIBOR + 5.750%
5.750% FRN 7/31/25 EUR (f) (i)	1,100,000	1,206,227
		1,804,935
Software — 0.0%
Brunello Bidco SpA, 3 mo. EURIBOR + 3.750%
3.750% FRN 2/15/28 EUR (f) (i)	200,000	218,228
Telecommunications — 0.6%
Altice France SA/France
4.000% 7/15/29 EUR (f) (i)	500,000	497,121
PLT VII Finance SARL
4.625% 1/05/26 EUR (f) (i)	2,000,000	2,181,414
		2,678,535
Transportation — 0.1%
Anarafe SL
11.750% 3/31/26 EUR (f) (i)	159,084	195,345
3 mo. EURIBOR + 11.700% 11.750% 3/31/26 EUR (f) (i)	164,354	201,817
		397,162

TOTAL CORPORATE DEBT (Cost $28,662,125)		25,434,729

TOTAL BONDS & NOTES (Cost $428,561,637)		414,774,499

	Number of Shares	Value
WARRANTS — 0.0%
Technology — 0.0%
Software — 0.0%
Travelex Topco Ltd. (a) (b) (c)	285	$17,971

TOTAL WARRANTS (Cost $0)		17,971

TOTAL LONG-TERM INVESTMENTS (Cost $431,206,535)		417,814,924

TOTAL INVESTMENTS — 92.1% (Cost $431,206,535) (k)		417,814,924

Less Unfunded Loan Commitments — (0.1)%		(292,249)

NET INVESTMENTS — 92.0% (Cost $430,914,286)		417,522,675

Other Assets/(Liabilities) — 8.0%		36,206,664

NET ASSETS — 100.0%		$453,729,339

Abbreviation Legend

FRN	Floating Rate Note
PIK	Payment In Kind
SONIA	Sterling Overnight Index Average
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Investment was valued using significant unobservable inputs.
(b)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2022, these securities amounted to a value of $2,707,531 or 0.60% of net assets.

(c)	Non-income producing security.
(d)

Restricted security. Certain securities are restricted as to resale. At March 31, 2022, these securities amounted to a value of $600,412 or 0.13% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(g)	All or a portion of the security represents unsettled loan commitments at March 31, 2022 where the rate will be determined at time of settlement.
(h)	Unfunded or partially unfunded loan commitments.

The accompanying notes are an integral part of the financial statements.

MassMutual Global Floating Rate Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(i)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $25,329,277 or 5.58% of net assets.

(j)

Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2022, these securities amounted to a value of $6,630 or 0.00% of net assets.

(k)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	61.8%
United Kingdom	8.5%
Luxembourg	6.5%
France	4.2%
Germany	2.8%
Netherlands	2.4%
Canada	2.0%
Ireland	1.2%
Sweden	0.9%
Spain	0.3%
India	0.3%
Swaziland	0.3%
Italy	0.3%
Turkey	0.2%
Australia	0.2%
Norway	0.1%
Israel	0.1%
Saint Lucia	0.0%
Total Long-Term Investments	92.1%
Other Assets and Liabilities	7.9%
Net Assets	100.0%

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Canadian Imperial Bank of Commerce*	4/13/22	USD	80,881,697	EUR	74,212,441	$(1,236,336)
Canadian Imperial Bank of Commerce*	4/13/22	USD	1,148,561	GBP	870,294	5,385
Morgan Stanley & Co. LLC*	4/13/22	USD	19,895,419	GBP	15,151,932	(7,416)
						$(1,238,367)

*	Contracts are subject to a master netting agreement or similar agreement.

Currency Legend

EUR	Euro
GBP	British Pound
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MassMutual Global Credit Income Opportunities Fund – Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 1.3%
COMMON STOCK — 1.3%
Basic Materials — 0.0%
Mining — 0.0%
Boomerang Tube Holdings, Inc. (a) (b) (c)	1,769	$—
Communications — 0.1%
Telecommunications — 0.1%
Technicolor SA (c)	14,662	54,995
Consumer, Non-cyclical — 0.2%
Health Care – Services — 0.2%
Don Jersey Topco Ltd. (a) (b) (c)	292,774	295,375
Energy — 1.0%
Oil & Gas — 0.9%
Fieldwood Energy LLC (a) (b) (c)	3,698	—
Fieldwood Energy LLC (a) (b) (c)	496	27,543
Fieldwood Energy LLC (a) (b) (c)	15,071	—
Tourmaline Oil Corp.	26,150	1,204,847
		1,232,390
Oil & Gas Services — 0.1%
KCA Deutag International Ltd. (Acquired 12/21/20, Cost $105,756) (a) (b) (c) (d)	2,518	209,309
		1,441,699
Financial — 0.0%
Diversified Financial Services — 0.0%
Innovation International Holdings Ltd. (a) (b) (c)	142,479	—
Industrial — 0.0%
Transportation — 0.0%
Bahia De Las Isletas SL, Class A2 (a) (b) (c)	349	—
Bahia De Las Isletas SL, Class A3 (a) (b) (c)	49	—
Bahia De Las Isletas SL, Class B2 (a) (b) (c)	445	—
Bahia De Las Isletas SL, Class B3 (a) (b) (c)	62	1,715
		1,715
Technology — 0.0%
Software — 0.0%
Travelex Topco Ltd. (a) (b) (c)	7,581	—

TOTAL COMMON STOCK (Cost $1,332,553)		1,793,784

TOTAL EQUITIES (Cost $1,332,553)		1,793,784

	Principal Amount	Value
BONDS & NOTES — 89.5%
BANK LOANS — 41.9%
Advertising — 1.7%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 3 mo. USD LIBOR + 3.500%
3.799% VRN 8/21/26	$1,530,559	$1,503,010
Dotdash Meredith, Inc., Term Loan B, 1 mo. SOFR + 4.000%
4.500% VRN 12/01/28	921,603	919,299
		2,422,309
Airlines — 1.4%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, 3 mo. USD LIBOR + 4.750%
5.500% VRN 4/20/28	506,512	512,368
Air Canada, 2021 Term Loan B, 3 mo. USD LIBOR + 3.500%
4.250% VRN 8/11/28	353,714	350,028
Kestrel Bidco, Inc., Term Loan B, 6 mo. USD LIBOR + 3.000
4.000% VRN 12/11/26	750,000	721,095
United Airlines, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.500% VRN 4/21/28	346,907	342,282
		1,925,773
Banks — 0.2%
AqGen Ascensus, Inc., 2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 6.500%
7.000% VRN 8/02/29	250,358	247,854
Biotechnology — 0.8%
Advanz Pharma Corp., 2021 EUR Term Loan B, 3 mo. EURIBOR + 5.000%
5.000% VRN 6/01/28 EUR (e)	1,000,000	1,094,911
Building Materials — 0.6%
ACProducts, Inc., 2021 Term Loan B, 6 mo. USD LIBOR + 4.250%
4.750% VRN 5/17/28	737,037	662,921
Smyrna Ready Mix Concrete, LLC, Term Loan B
0.000% VRN 4/02/29 (f)	261,573	257,649
		920,570
Chemicals — 1.7%
Colouroz Investment 1 GmbH
Initial EUR Term Loan, 3 mo. EURIBOR + 4.250%
5.000% VRN 9/21/23 EUR (e)	890,767	934,662

The accompanying notes are an integral part of the financial statements.

MassMutual Global Credit Income Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
EUR Term Loan B3, 3 mo. EURIBOR + 4.250%
5.000% VRN 9/21/23 EUR (e)	$16,282	$17,084
Flint Group GmbH
2017 EUR Incremental B7, 3 mo. EURIBOR + 4.250%
5.000% VRN 9/21/23 EUR (e)	9,840	10,325
EUR Add on Term Loan B4, 3 mo. EURIBOR + 4.250%
5.000% VRN 9/21/23 EUR (e)	109,141	114,520
EUR Term Loan B5, 3 mo. EURIBOR + 4.250%
5.000% VRN 9/21/23 EUR (e)	69,190	72,599
2017 EUR Incremental B6, 3 mo. EURIBOR + 4.250%
5.000% VRN 9/21/23 EUR (e)	4,019	4,217
USD Term Loan C, 3 mo. USD LIBOR + 4.250%
5.250% VRN 9/21/23	48,654	46,059
Flint Group US LLC, USD 1st Lien Term Loan B2, 3 mo. USD LIBOR + 4.250%
5.250% - 5.250% VRN 9/21/23	295,062	279,327
GEON Performance Solutions, LLC, 2021 Term Loan, 1 mo. USD LIBOR + 4.750%
5.500% VRN 8/18/28	370,085	368,468
PMHC II, Inc., 2022 Term Loan B
0.000% VRN 2/01/29 (f)	544,632	518,533
		2,365,794
Commercial Services — 4.0%
Albion Financing 3 SARL, EUR Term Loan, 3 mo. EURIBOR + 5.250%
5.250% VRN 7/31/26 EUR	510,000	561,981
AVSC Holding Corp., 2020 Term Loan B1, 3 mo. USD LIBOR + 3.250%
4.250% - 4.250% VRN 3/03/25	1,464,208	1,377,776
CoreLogic, Inc., 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.500%
7.000% VRN 6/04/29	355,114	349,343
Eagle Bidco Ltd., 2021 GBP Term Loan B, 1 mo. GBP LIBOR + 4.500%
5.191% VRN 3/20/28 GBP (e)	500,000	648,339
Fugue Finance B.V., EUR Term Loan, 3 mo. EURIBOR + 3.250%
3.250% VRN 9/01/24 EUR (e)	750,000	818,196
Lernen Bidco Ltd., EUR Term Loan B1, 6 mo. EURIBOR + 4.250%
4.250% VRN 10/24/25 EUR (e)	1,000,000	1,095,818

	Principal Amount	Value
Syniverse Holdings, Inc.
2018 1st Lien Term Loan, 3 mo. USD LIBOR + 5.000%
6.000% VRN 3/09/23	$192,075	$185,892
2018 2nd Lien Term Loan, 3 mo. USD LIBOR + 9.000%
10.000% VRN 3/11/24	135,704	127,244
TMF Group Holding B.V., 2018 EUR 2nd Lien Term Loan, 6 mo. EURIBOR + 6.875%
6.875% VRN 5/04/26 EUR (e)	500,000	548,457
		5,713,046
Computers — 2.4%
Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 3 mo. USD LIBOR + 5.000%
5.750% VRN 7/27/28	762,512	755,459
McAfee, LLC, 2022 USD Term Loan B, 3 mo. SOFR + 4.000%
4.500% VRN 3/01/29	637,813	632,232
Peraton Corp., Term Loan B, 1 mo. USD LIBOR + 3.750%
4.500% VRN 2/01/28	663,407	657,808
Redstone Holdco 2 LP, 2021 Term Loan, 3 mo. USD LIBOR + 4.750%
5.500% VRN 4/27/28	552,369	538,559
Vision Solutions, Inc., 2021 Incremental Term Loan, 3 mo. USD LIBOR + 4.000%
4.750% VRN 4/24/28	901,849	891,325
		3,475,383
Cosmetics & Personal Care — 0.1%
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, 3 mo. USD LIBOR + 3.750%
4.756% VRN 10/01/26	149,434	148,313
Diversified Financial Services — 0.7%
Astra Acquisition Corp., 2021 1st Lien Term Loan, 1 mo. USD LIBOR + 5.250%
5.750% VRN 10/25/28	963,613	933,500
Electric — 0.3%
Arvos BidCo SARL
USD 1st Lien Term Loan B1, 3 mo. USD LIBOR + 5.500%
6.500% VRN 8/29/23	317,400	251,698
USD 1st Lien Term Loan B2, 3 mo. USD LIBOR + 5.500%
6.500% VRN 8/29/23	317,400	251,698
		503,396

The accompanying notes are an integral part of the financial statements.

MassMutual Global Credit Income Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Engineering & Construction — 0.2%
KKR Apple Bidco, LLC, 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 5.750%
6.250% VRN 9/21/29	$141,176	$140,030
USIC Holdings, Inc., 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.500%
7.250% VRN 5/14/29	147,059	144,853
		284,883
Entertainment — 2.2%
AMC Entertainment Holdings, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 3.000%
3.352% VRN 4/22/26	1,064,254	946,739
Crown Finance US, Inc., 2018 USD Term Loan, 3 mo. USD LIBOR + 2.500%
3.506% VRN 2/28/25	230,773	177,522
International Park Holdings B.V., EUR Term Loan B, 6 mo. EURIBOR + 3.500%
3.500% VRN 6/13/24 EUR (e)	500,000	543,014
Odeon Cinemas Group Ltd.
GBP PIK Fixed Toggle TLB, 6 mo. FIXED + 10.750%
10.750% VRN 8/19/23 GBP (e)	55,336	74,146
EUR PIK Toggle TLB2, 3 mo. EURIBOR + 10.750%
10.750% VRN 8/19/23 EUR (e)	117,080	132,111
Vacalians Group, EUR Term Loan B, 6 mo. EURIBOR + 4.000%
4.000% VRN 12/04/25 EUR (e)	330,783	356,667
Vue International Bidco PLC, 2019 EUR Term Loan B, 6 mo. EURIBOR + 4.750%
4.750% VRN 7/03/26 EUR (e)	1,000,000	951,652
		3,181,851
Food — 0.6%
BCPE North Star US HoldCo 2, Inc., Term Loan, 3 mo. USD LIBOR + 4.000%
5.006% VRN 6/09/28	244,898	239,618
Casino Guichard-Perrachon SA, 2021 EUR Term Loan B, 3 mo. EURIBOR + 4.000%
4.000% VRN 8/31/25 EUR (e)	500,000	533,351
Deoleo, S.A., EUR Senior Term Loan, 3 mo. EURIBOR + 4.000%
5.000% VRN 6/24/25 EUR (e)	75,107	81,511
		854,480

	Principal Amount	Value
Forest Products & Paper — 0.4%
Sylvamo Corp., Term Loan B, 1 mo. USD LIBOR + 4.500%
5.000% VRN 8/18/28	$609,949	$594,700
Health Care – Products — 0.9%
Auris Luxembourg III SARL, EUR Term Loan B1A, 6 mo. EURIBOR + 4.000%
4.000% VRN 2/27/26 EUR (e)	500,000	549,325
Iris BidCo GmbH, EUR Term Loan B, 3 mo. EURIBOR + 5.000%
5.000% VRN 6/29/28 EUR (e)	500,000	546,786
Lifescan Global Corp., 2018 1st Lien Term Loan, 3 mo. USD LIBOR + 6.000%
6.214% VRN 10/01/24	149,624	142,517
		1,238,628
Health Care – Services — 1.9%
Aveanna Healthcare, LLC, 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 7.000%
7.500% VRN 12/10/29	748,663	711,230
MedAssets Software Intermediate Holdings, Inc., 2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 6.750%
7.250% VRN 12/17/29	205,479	201,575
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 7.000%
7.500% VRN 11/01/29	147,368	141,474
Radiology Partners, Inc., 2018 1st Lien Term Loan B, 1 mo. USD LIBOR + 4.250%
4.697% - 4.718% VRN 7/09/25	1,000,000	985,540
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 1 mo. USD LIBOR + 3.750%
4.197% VRN 11/16/25	413,275	410,390
Tunstall Group Holdings Ltd., 2020 EUR Term Loan B, 6 mo. EURIBOR + 5.000%
5.000% VRN 6/30/25 EUR (e)	282,314	298,256
		2,748,465
Holding Company – Diversified — 1.0%
CEP IV Investment 16 SARL
EUR Term Loan B
0.000% VRN 10/03/24 EUR (e) (f)	500,000	516,364

The accompanying notes are an integral part of the financial statements.

MassMutual Global Credit Income Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
USD 2nd Lien Term Loan , 3 mo. USD LIBOR + 7.750
8.750% VRN 10/03/25	$1,050,000	$977,162
		1,493,526
Home Furnishing — 0.7%
Hilding Anders International AB, EUR 2017 Term Loan B2, 6 mo. EURIBOR + 5.000
5.000% VRN 11/29/24 EUR (e)	508,252	260,183
Mattress Firm, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
5.640% VRN 9/25/28	771,263	753,431
		1,013,614
Insurance — 0.7%
Asurion LLC, 2021 Second Lien Term Loan B4, 1 mo. USD LIBOR + 5.250%
5.707% VRN 1/20/29	775,862	757,435
Innovation Group PLC
2021 GBP Super Priority Facility 1
0.000% VRN 9/30/25 GBP (a) (b) (e) (f)	31,455	41,321
2021 GBP Super Priority Facility 2
0.000% VRN 9/30/25 GBP (a) (b) (e) (f)	28,430	37,346
2021 GBP Term Loan B
0.000% VRN 9/30/25 GBP (a) (b) (e) (f)	69,072	41,013
2021 EUR Term Loan B2
0.000% VRN 9/30/25 EUR (a) (b) (e) (f)	184,349	92,179
		969,294
Internet — 1.9%
Hunter Holdco 3 Ltd., USD Term Loan B, 3 mo. USD LIBOR + 4.250%
5.256% VRN 8/19/28	412,990	410,925
ION Trading Finance Ltd., 2021 USD Term Loan, 3 mo. USD LIBOR + 4.750%
5.756% VRN 4/03/28	991,949	982,853
ION Trading Technologies SARL, 2021 EUR Term Loan B, 3 mo. EURIBOR + 4.250%
4.250% VRN 4/03/28 EUR (e)	496,250	545,545
PUG LLC, USD Term Loan, 1 mo. USD LIBOR + 3.500%
3.957% VRN 2/12/27	364,475	356,730
Voyage Australia Pty Ltd., USD Term Loan B, 3 mo. USD LIBOR + 3.500%
4.000% VRN 7/20/28	483,636	477,794
		2,773,847

	Principal Amount	Value
Investment Companies — 0.4%
Median B V, 2021 EUR Term Loan B, 3 mo. EURIBOR + 5.000
5.000% VRN 11/16/27 EUR (e)	$500,000	$540,680
Iron & Steel — 0.0%
Boomerang Tube LLC, 2018 Term Loan, 3 mo. USD LIBOR + 5.000
5.224% VRN 6/30/22 (a) (b)	129,368	—
Leisure Time — 2.6%
Carnival Corp., 2021 Incremental Term Loan B, 3 mo. USD LIBOR + 3.250%
4.000% VRN 10/18/28	890,625	869,473
City Football Group Ltd., Term Loan, 6 mo. USD LIBOR + 3.500%
4.000% VRN 7/21/28	927,835	908,118
HNVR Holdco Ltd., EUR Term Loan B, 6 mo. EURIBOR + 4.250%
4.250% VRN 9/12/25 EUR (e)	1,000,000	1,016,599
Richmond UK Bidco Ltd., 2017 GBP Term Loan B, 3 mo. SONIA +4.250
4.941% VRN 3/03/24 GBP (e)	700,000	906,341
		3,700,531
Lodging — 0.5%
Casper BidCo SAS, 2020 EUR Term Loan B3A, 6 mo. EURIBOR + 3.875%
3.875% VRN 7/31/26 EUR (e)	500,000	527,659
Motel 6, Term Loan B, 1 mo. USD LIBOR + 5.000%
5.750% VRN 9/09/26	179,819	175,773
		703,432
Machinery – Diversified — 0.6%
Titan Acquisition Ltd., 2018 Term Loan B, 3 mo. USD LIBOR + 3.000%
4.006% VRN 3/28/25	947,124	925,141
Media — 1.3%
A-L Parent LLC, 2016 1st Lien Term Loan, 1 mo. USD LIBOR + 3.250
4.250% VRN 12/01/23	498,529	473,159
Houghton Mifflin Harcourt Publishing Co., 2019 Term Loan B, 1 mo. USD LIBOR + 6.250%
7.250% VRN 11/22/24 (e)	32,348	32,105

The accompanying notes are an integral part of the financial statements.

MassMutual Global Credit Income Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Virgin Media SFA Finance Ltd., GBP Term Loan L, 3. mo SONIA + 3.250
3.865% VRN 1/15/27 GBP (e)	$1,000,000	$1,285,078
		1,790,342
Metal Fabricate & Hardware — 0.2%
Grinding Media, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.000%
4.796% VRN 10/12/28	298,267	294,912
Oil & Gas — 0.6%
Gulf Finance, LLC, 2021 Term Loan, 1 mo. USD LIBOR + 6.750%, 3 mo. USD LIBOR + 6.750
7.750% VRN 8/25/26	1,001,143	912,472
Packaging & Containers — 1.2%
Albea Beauty Holdings S.A., 2018 USD Term Loan B2, 3 mo. USD LIBOR + 3.000%
4.000% VRN 4/22/24	66,388	63,941
BWAY Holding Co., 2017 Term Loan B, 1 mo. USD LIBOR + 3.250%
3.481% VRN 4/03/24	1,288,832	1,268,958
Clydesdale Acquisition Holdings, Inc., Term Loan B
0.000% VRN 4/13/29 (f)	333,216	327,661
		1,660,560
Pharmaceuticals — 2.1%
Aenova Holding GmbH, 2021 EUR Term Loan B, 6 mo. EURIBOR + 4.500%
4.500% VRN 3/06/26 EUR (e)	500,000	547,942
Bausch Health Cos., Inc., 2022 Term Loan B
0.000% VRN 1/27/27 (f)	670,841	663,294
Endo Luxembourg Finance Company I SARL, 2021 Term Loan, 1 mo. USD LIBOR + 5.000%
5.750% VRN 3/27/28	600,824	561,458
IVC Acquisition Ltd., 2022 EUR Term Loan B6
0.000% VRN 2/13/26 EUR (f)	500,000	551,587
Padagis LLC, Term Loan B, 3 mo. USD LIBOR + 4.750%
5.250% VRN 7/06/28	607,211	601,521
		2,925,802
Retail — 2.3%
Constellation Automotive Ltd., GBP Term Loan B, 3 mo. SONIA + 4.750
5.223% VRN 7/16/28 GBP (e)	500,000	642,972

	Principal Amount	Value
Great Outdoors Group LLC, 2021 Term Loan B1, 1 mo. USD LIBOR + 3.750%
4.500% VRN 3/06/28	$609,836	$606,786
LBM Acquisition LLC, Term Loan B, 1 mo. USD LIBOR + 3.750
4.500% VRN 12/17/27	499,270	486,354
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
5.256% VRN 4/15/28	600,615	562,158
Serta Simmons Bedding LLC, 2020 Super Priority Second Out Term Loan, 1 mo. USD LIBOR + 7.500%
8.500% VRN 8/10/23	926,225	871,393
Staples, Inc., 7 Year Term Loan, 3 mo. USD LIBOR + 5.000
5.317% VRN 4/16/26	69,606	65,640
		3,235,303
Software — 3.7%
Cloudera, Inc.
2021 Term Loan, 1 mo. USD LIBOR + 3.750%
4.250% VRN 10/08/28	55,490	54,727
2021 Second Lien Term Loan, 1 mo. USD LIBOR + 6.000%
6.500% VRN 10/08/29	566,667	556,750
Finastra USA, Inc., USD 1st Lien Term Loan, 3 mo. USD LIBOR + 3.500%
4.500% VRN 6/13/24	746,587	736,239
Hyland Software, Inc., 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.250%
7.000% VRN 7/07/25	250,909	247,773
IGT Holding IV AB, 2021 USD Term Loan B2, 3 mo. USD LIBOR + 3.500%
4.506% VRN 3/31/28	455,172	450,907
Ivanti Software, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
5.000% VRN 12/01/27	528,262	520,074
Quest Software US Holdings, Inc.
2022 Term Loan, 3 mo. SOFR + 4.250%
4.750% VRN 2/01/29	1,221,896	1,201,845
2021 2nd Lien Term Loan, 3 mo. SOFR + 7.500%
8.150% VRN 2/01/30	900,831	872,122

The accompanying notes are an integral part of the financial statements.

MassMutual Global Credit Income Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Technicolor SA, 2020 PIK USD New Money Term Loan, 6 mo. USD LIBOR + 6.000
6.446% VRN 6/30/24	$128,755	$132,618
The Ultimate Software Group, Inc., 2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 5.250%
5.750% VRN 5/03/27	130,221	129,021
Tibco Software, Inc.
2020 Term Loan B3, 1 mo. USD LIBOR + 3.750%
4.210% VRN 6/30/26	166,667	165,625
2020 2nd Lien Term Loan, 1 mo. USD LIBOR + 7.250%
7.710% VRN 3/03/28	146,642	146,123
		5,213,824
Telecommunications — 1.6%
Cincinnati Bell, Inc., 2021 Term Loan B2, 3 mo. SOFR + 3.250%
4.051% VRN 11/22/28	514,839	507,440
Intelsat Jackson Holdings S.A., 2021 Exit Term Loan B, 6 mo. SOFR + 4.250%
4.920% VRN 2/01/29	733,456	720,393
Technicolor SA
2020 EUR Term Loan B1, 6 mo. EURIBOR + 3.000%
3.000% VRN 12/31/24 EUR (e)	624,948	679,423
2020 EUR Delayed Draw Term Loan B2, 6 mo. EURIBOR + 6.000
6.000% VRN 6/30/24 EUR (e)	167,436	194,796
2020 EUR Super Senior Term Loan, 3 mo. EURIBOR + 6.000
6.000% VRN 6/30/24 EUR (e)	138,610	161,260
		2,263,312
Transportation — 0.4%
Kenan Advantage Group, Inc., 2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 7.250%
8.250% VRN 9/01/27	528,634	510,132

TOTAL BANK LOANS (Cost $61,455,802)		59,580,580

CORPORATE DEBT — 38.1%
Advertising — 0.8%
Summer BC Holdco A SARL
9.250% 10/31/27 EUR (e) (g)	630,737	717,115
Terrier Media Buyer, Inc.
8.875% 12/15/27 (g)	472,000	483,970
		1,201,085

	Principal Amount	Value
Aerospace & Defense — 0.2%
Triumph Group, Inc.
6.250% 9/15/24 (g)	$308,000	$306,383
Airlines — 0.7%
American Airlines, Inc. /AAdvantage Loyalty IP Ltd.
5.500% 4/20/26 (g)	595,000	599,522
5.750% 4/20/29 (g)	114,000	113,573
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (g)	237,000	247,072
		960,167
Auto Manufacturers — 0.5%
Aston Martin Capital Holdings Ltd.
10.500% 11/30/25 (g)	400,000	420,524
Mclaren Finance PLC
7.500% 8/01/26 (g)	250,000	245,438
		665,962
Auto Parts & Equipment — 0.2%
Clarios Global LP/Clarios US Finance Co.
8.500% 5/15/27 (g)	162,000	168,075
ZF Europe Finance BV
3.000% 10/23/29 EUR (e) (g)	100,000	98,860
		266,935
Banks — 1.9%
Ecobank Transnational, Inc. 5 year CMT + 8.211%
8.750% VRN 6/17/31 (g)	797,000	746,151
Home Credit & Finance Bank OOO Via Eurasia Capital SA 5 year CMT + 7.362%
8.800% VRN (g) (h)	450,000	90,000
Piraeus Financial Holdings SA
5 year EUR Swap + 5.774% 5.500% VRN 2/19/30 EUR (e) (g)	963,000	979,433
5 year EUR Swap + 9.195% 8.750% VRN EUR (e) (g) (h)	750,000	758,956
5 year EUR Swap + 9.952% 9.750% VRN 6/26/29 EUR (e) (g)	100,000	113,539
Sovcombank Via SovCom Capital DAC 5 year CMT + 6.380%
7.750% VRN (g) (h)	500,000	25,000
		2,713,079
Chemicals — 1.5%
Braskem Idesa SAPI
6.990% 2/20/32 (g)	888,000	870,293
7.450% 11/15/29 (g)	300,000	304,800

The accompanying notes are an integral part of the financial statements.

MassMutual Global Credit Income Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nobian Finance BV
3.625% 7/15/26 EUR (e) (g)	$500,000	$502,138
Olympus Water US Holding Corp.
4.250% 10/01/28 (g)	210,000	190,854
5.375% 10/01/29 EUR (e) (g)	235,000	226,537
		2,094,622
Commercial Services — 2.7%
APCOA Parking Holdings GmbH, 3 mo. EURIBOR + 5.000%
5.000% FRN 1/15/27 EUR (e) (g)	169,000	185,258
Castor SpA 3 mo. EURIBOR + 5.250%
5.250% FRN 2/15/29 EUR (e) (g)	199,000	218,933
PECF USS Intermediate Holding III Corp.
8.000% 11/15/29 (g)	120,000	115,800
PROG Holdings, Inc.
6.000% 11/15/29 (g)	717,000	665,017
Travelex Issuerco Ltd.
12.500% 8/05/25 GBP (e) (g)	1,118,206	1,909,610
Verisure Midholding AB
5.250% 2/15/29 EUR (e) (g)	800,000	815,354
		3,909,972
Computers — 0.9%
Condor Merger Sub, Inc.
7.375% 2/15/30 (g)	905,000	866,537
Diebold Nixdorf Dutch Holding BV
9.000% 7/15/25 EUR (e) (g)	350,000	399,373
		1,265,910
Diversified Financial Services — 2.4%
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (g)	2,147,628	1,953,203
IIFL Finance Ltd.
5.875% 4/20/23 (g)	1,555,000	1,516,436
Travelex Financing PLC
8.000% 5/15/22 EUR (e) (g) (i)	1,050,000	2,904
		3,472,543
Electric — 0.6%
Electricite de France SA 5 year EUR Swap + 3.970%
3.375% VRN EUR (e) (g) (h)	800,000	795,394
Engineering & Construction — 0.3%
Global Infrastructure Solutions, Inc.
5.625% 6/01/29 (g)	218,000	210,063
State Agency of Roads of Ukraine
6.250% 6/24/28 (g)	500,000	200,000
		410,063

	Principal Amount	Value
Entertainment — 1.1%
Banijay Group SAS
6.500% 3/01/26 EUR (e) (g)	$750,000	$829,037
Motion Bondco DAC
4.500% 11/15/27 EUR (e) (g)	700,000	708,367
		1,537,404
Food — 0.9%
Bellis Finco PLC
4.000% 2/16/27 GBP (e) (g)	100,000	116,422
Boparan Finance PLC
7.625% 11/30/25 GBP (e) (g)	400,000	423,915
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.750% 12/01/31 (g)	150,000	139,235
5.500% 1/15/30 (g)	586,000	599,056
		1,278,628
Health Care – Products — 0.3%
Marcolin SpA
6.125% 11/15/26 EUR (e) (g)	400,000	430,685
Health Care – Services — 0.7%
Chrome Holdco SASU
5.000% 5/31/29 EUR (e) (g)	910,000	933,702
Internet — 0.5%
Getty Images, Inc.
9.750% 3/01/27 (g)	650,000	672,750
Iron & Steel — 0.1%
Metinvest BV
7.650% 10/01/27 (g)	286,000	125,840
8.500% 4/23/26 (g)	200,000	86,760
		212,600
Leisure Time — 0.4%
Carnival Corp.
7.625% 3/01/26 EUR (e) (g)	150,000	169,754
5.750% 3/01/27 (g)	410,000	390,595
		560,349
Lodging — 0.7%
NH Hotel Group SA
4.000% 7/02/26 EUR (e) (g)	350,000	377,500
TVL Finance PLC, 3 mo. GBP LIBOR + 5.377%
5.864% FRN 7/15/25 GBP (e) (g)	500,000	633,508
		1,011,008
Machinery – Diversified — 0.2%
ESC Briggs & Stratton, Inc.
6.875% 12/15/49 (a) (b)	514,000	—

The accompanying notes are an integral part of the financial statements.

MassMutual Global Credit Income Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mangrove Luxco III SARL
7.775% 10/09/25 EUR (e) (g)	$300,000	$300,267
		300,267
Media — 1.5%
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc.
5.875% 8/15/27 (g)	1,256,000	1,236,281
DISH DBS Corp.
5.250% 12/01/26 (g)	110,000	104,715
5.750% 12/01/28 (g)	142,000	134,367
DISH Network Corp.
3.375% 8/15/26	750,000	674,625
		2,149,988
Mining — 1.3%
Vedanta Resources Finance II PLC
8.000% 4/23/23 (g)	750,000	718,500
8.950% 3/11/25 (g)	685,000	666,162
Vedanta Resources Ltd.
6.375% 7/30/22 (g)	500,000	486,145
		1,870,807
Oil & Gas — 3.6%
CVR Energy, Inc.
5.250% 2/15/25 (g)	525,000	509,549
5.750% 2/15/28 (g)	379,000	359,448
Nabors Industries, Inc.
7.375% 5/15/27 (g)	473,000	492,095
Occidental Petroleum Corp.
6.125% 1/01/31	452,000	509,065
6.375% 9/01/28	157,000	176,821
Transocean Guardian Ltd.
5.875% 1/15/24 (g)	303,199	290,313
Transocean, Inc.
7.250% 11/01/25 (g)	600,000	522,000
Tullow Oil PLC
7.000% 3/01/25 (g)	1,550,000	1,278,750
10.250% 5/15/26 (g)	1,000,000	1,018,880
		5,156,921
Oil & Gas Services — 0.8%
Borets Finance DAC
6.000% 9/17/26 (g)	531,000	26,550
KCA Deutag UK Finance PLC
9.875% 12/01/25 (g)	349,977	360,112
Weatherford International Ltd.
8.625% 4/30/30 (g)	744,000	755,421
		1,142,083

	Principal Amount	Value
Packaging & Containers — 1.5%
Clydesdale Acquisition Holdings, Inc.
6.625% 4/15/29 (g) (j)	$155,000	$156,744
8.750% 4/15/30 (g) (j)	519,000	488,509
Titan Holdings II BV
5.125% 7/15/29 EUR (e) (g)	367,000	373,108
Trident TPI Holdings, Inc.
9.250% 8/01/24 (g)	1,125,000	1,130,625
		2,148,986
Pharmaceuticals — 1.4%
Bausch Health Cos., Inc.
4.875% 6/01/28 (g)	238,000	227,885
5.000% 1/30/28 (g)	204,000	168,008
5.000% 2/15/29 (g)	281,000	220,824
5.250% 1/30/30 (g)	200,000	157,108
5.250% 2/15/31 (g)	208,000	162,760
9.000% 12/15/25 (g)	165,000	170,952
Nidda BondCo GmbH
7.250% 9/30/25 EUR (e) (g)	500,000	523,997
Par Pharmaceutical, Inc.
7.500% 4/01/27 (g)	396,000	369,528
		2,001,062
Pipelines — 1.8%
EnLink Midstream Partners LP
5.600% 4/01/44	206,000	177,675
EQM Midstream Partners LP
4.500% 1/15/29 (g)	170,000	159,921
4.750% 1/15/31 (g)	154,000	143,990
Genesis Energy LP/Genesis Energy Finance Corp.
8.000% 1/15/27	1,000,000	1,022,760
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.500% 2/01/26 (g)	750,000	737,767
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875% 2/01/31	251,000	253,510
		2,495,623
Real Estate — 1.6%
Kaisa Group Holdings Ltd.
9.950% 7/23/25 (g)	1,000,000	177,750
11.950% 10/22/22 (g)	1,000,000	197,500
New Metro Global Ltd.
4.800% 12/15/24 (g)	204,000	136,680
Powerlong Real Estate Holdings Ltd.
4.900% 5/13/26 (g)	204,000	69,360
6.250% 8/10/24 (g)	704,000	267,872

The accompanying notes are an integral part of the financial statements.

MassMutual Global Credit Income Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Shimao Group Holdings Ltd.
3.450% 1/11/31 (g)	$500,000	$122,500
6.125% 2/21/24 (g)	721,000	216,660
Times China Holdings Ltd.
5.550% 6/04/24 (g)	357,000	158,865
Wanda Group Overseas Ltd.
7.500% 7/24/22 (g)	200,000	190,000
Wanda Properties Overseas Ltd.
7.250% 4/28/22 (g)	500,000	491,250
Yuzhou Group Holdings Co. Ltd.
6.000% 10/25/23 (g)	431,000	62,495
7.700% 2/20/25 (g)	721,000	86,520
8.500% 2/04/23 (g) (i)	1,000,000	140,600
		2,318,052
Real Estate Investment Trusts (REITS) — 0.3%
Service Properties Trust
4.750% 10/01/26	500,000	457,500
Retail — 3.6%
Alsea SAB de CV
7.750% 12/14/26 (g)	671,000	697,038
Bath & Body Works, Inc.
6.875% 11/01/35	200,000	206,900
Eurotorg LLC Via Bonitron DAC
9.000% 10/22/25 (g)	482,000	96,400
Foodco Bondco SA
6.250% 5/15/26 EUR (e) (g)	350,000	336,853
Future Retail Ltd.
5.600% 1/22/25 (g)	950,000	522,500
House of Fraser Funding PLC
1.000% 9/15/20 GBP (e) (g) (i)	150,000	2,956
NMG Holding Co., Inc. / Neiman Marcus Group LLC
7.125% 4/01/26 (g)	263,000	270,101
Nordstrom, Inc.
5.000% 1/15/44	1,202,000	1,076,259
Sonic Automotive, Inc.
4.625% 11/15/29 (g)	249,000	222,544
4.875% 11/15/31 (g)	141,000	124,982
Staples, Inc.
10.750% 4/15/27 (g)	1,000,000	888,965
Stonegate Pub Co. Financing 2019 PLC
8.000% 7/13/25 GBP (e) (g)	310,000	413,462
8.250% 7/31/25 GBP (e) (g)	100,000	133,664
Stonegate Pub Co. Financing 2019 PLC, 3 mo. EURIBOR + 5.750%
5.750% FRN 7/31/25 EUR (e) (g)	100,000	109,657
		5,102,281

	Principal Amount	Value
Software — 0.5%
Elastic NV
4.125% 7/15/29 (g)	$462,000	$429,660
Veritas US, Inc./Veritas Bermuda Ltd.
7.500% 9/01/25 (g)	225,000	213,622
		643,282
Telecommunications — 2.0%
CommScope, Inc.
4.750% 9/01/29 (g)	444,000	409,590
Kaixo Bondco Telecom SA
5.125% 9/30/29 EUR (e) (g)	555,000	574,840
Oi Movel SA
8.750% 7/30/26 (g)	628,000	640,560
Silknet JSC
8.375% 1/31/27 (g)	426,000	415,350
Sixsigma Networks Mexico SA de CV
7.500% 5/02/25 (g)	500,000	481,250
Wp/ap Telecom Holdings III BV
5.500% 1/15/30 EUR (e) (g)	345,000	358,265
		2,879,855
Transportation — 0.6%
Acu Petroleo Luxembourg SARL
7.500% 1/13/32 (g)	541,000	499,078
Anarafe SL 3 mo. EURIBOR + 11.700%
11.750% 3/31/26 EUR (e) (g)	164,354	201,816
Ukraine Railways Via Rail Capital Markets PLC
7.875% 7/15/26 (g)	500,000	136,200
		837,094

TOTAL CORPORATE DEBT (Cost $65,039,923)		54,203,042

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.5%
Other Asset-Backed Securities — 9.5%
Alinea CLO 2018-1 Ltd., Series 2018-1A, Class E, 3 mo. USD LIBOR + 6.000%
6.254% FRN 7/20/31 (g)	1,250,000	1,179,329
Ares XLVIII CLO Ltd., Series 2018-48A, Class E, 3 mo. USD LIBOR + 5.200%
5.454% FRN 7/20/30 (g)	800,000	748,566
Bain Capital Euro CLO, Series 2021-2A, Class E, 3 mo. EURIBOR + 6.220%
6.220% FRN 7/17/34 EUR (g)	800,000	828,770

The accompanying notes are an integral part of the financial statements.

MassMutual Global Credit Income Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Blackrock European CLO VII DAC, Series 7X, Class E, 3 mo. EURIBOR + 5.170%
5.170% FRN 10/15/31 EUR (g)	$725,000	$748,222
Cedar Funding IV CLO Ltd., Series 2014-4A, Class ERR, 3 mo. USD LIBOR + 6.610%
6.869% FRN 7/23/34 (g)	1,000,000	939,520
CIFC Funding 2017-V Ltd., Series 2017-5A, Class D, 3 mo. USD LIBOR + 6.100%
6.341% FRN 11/16/30 (g)	500,000	477,996
Galaxy XXIV Clo Ltd., Series 2017-24A, Class E, 3 mo. USD LIBOR + 5.500%
5.741% FRN 1/15/31 (g)	700,000	646,131
Madison Park Funding XIII Ltd., Series 2014-13A, Class SUB,
VRN 4/19/30 (g) (k)	500,000	150,002
Madison Park Funding XXVII Ltd., Series 2018-27A, Class D, 3 mo. USD LIBOR + 5.000%
5.254% FRN 4/20/30 (g)	500,000	467,144
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class F, 3 mo. USD LIBOR + 7.600%
7.841% FRN 7/15/30 (g)	500,000	468,058
Magnetite VII Ltd., Series 2012-7A, Class SUB,
VRN 1/15/28 (g) (k)	2,000,000	717,152
Oak Hill Credit Partners X-R Ltd., Series 2014-10RA, Class SUB,
VRN 7/20/26 (g) (k)	1,400,000	648,472
Steele Creek Clo 2018-2 Ltd., Series 2018-2A, Class E, 3 mo. USD LIBOR + 6.200%
6.688% FRN 8/18/31 (g)	850,000	739,160
THL Credit Wind River CLO Ltd.
Series 2018-2A, Class E, 3 mo. USD LIBOR + 5.750% 5.991% FRN 7/15/30 (g)	1,450,000	1,350,062
Series 2017-4A, Class E, 3 mo. USD LIBOR + 5.800% 6.280% FRN 11/20/30 (g)	500,000	471,295
Tymon Park CLO DAC, Series 1A, Class DRR, 3 mo. EURIBOR + 6.160%
6.160% FRN 7/21/34 EUR (g)	1,000,000	1,044,026
Wellfleet CLO Ltd.
Series 2018-1A, Class E, 3 mo. USD LIBOR + 5.500% 5.741% FRN 7/17/31 (g)	1,000,000	923,516

	Principal Amount	Value
Series 2017-3A, Class D, 3 mo. USD LIBOR + 5.550% 5.791% FRN 1/17/31 (g)	$1,000,000	$917,045
		13,464,466

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $16,021,157)		13,464,466

TOTAL BONDS & NOTES (Cost $142,516,882)		127,248,088

	Number of Shares
WARRANTS — 0.0%
Technology — 0.0%
Software — 0.0%
Travelex Topco Ltd. (a) (b) (c)	837	52,777

TOTAL WARRANTS (Cost $0)		52,777

TOTAL LONG-TERM INVESTMENTS (Cost $143,849,435)		129,094,649

TOTAL INVESTMENTS — 90.8% (Cost $143,849,435) (l)		129,094,649

Other Assets/(Liabilities) — 9.2%		13,068,093

NET ASSETS — 100.0%		$142,162,742

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
PIK	Payment In-Kind
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Investment was valued using significant unobservable inputs.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2022, these securities amounted to a value of $798,578 or 0.56% of net assets.
(c)	Non-income producing security.
(d)

Restricted security. Certain securities are restricted as to resale. At March 31, 2022, these securities amounted to a value of $209,309 or 0.15% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

The accompanying notes are an integral part of the financial statements.

MassMutual Global Credit Income Opportunities Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	All or a portion of the security represents unsettled loan commitments at March 31, 2022 where the rate will be determined at time of settlement.
(g)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $63,112,393 or 44.39% of net assets.

(h)	Security is perpetual and has no stated maturity date.
(i)

Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2022, these securities amounted to a value of $146,460 or 0.10% of net assets.

(j)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(k)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2022.

(l)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	36.3%
United Kingdom	14.0%
Cayman Islands	10.0%
Luxembourg	4.2%
France	4.0%
Ireland	3.5%
Netherlands	3.1%
Germany	2.8%
Canada	2.4%
Sweden	1.7%
Mexico	1.7%
India	1.4%
Greece	1.3%
Spain	1.1%
Bermuda	0.5%
Togo	0.5%
Italy	0.5%
Brazil	0.5%
British Virgin Islands	0.4%
Panama	0.4%
Australia	0.3%
Ukraine	0.1%
Hong Kong	0.1%
Total Long-Term Investments	90.8%
Other Assets and Liabilities	9.2%
Net Assets	100.0%

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.*	4/13/22	USD	1,313,768	CAD	1,674,657	$(25,741)
Bank of America N.A.*	4/13/22	CAD	46,780	USD	37,432	(14)
Barclays Bank PLC*	4/13/22	USD	56,647	CAD	71,484	(531)
Canadian Imperial Bank of Commerce*	4/13/22	USD	31,424,290	EUR	28,884,149	(536,786)
Canadian Imperial Bank of Commerce*	4/13/22	USD	8,384,827	GBP	6,390,523	(9,451)
Canadian Imperial Bank of Commerce*	4/13/22	CAD	90,932	USD	71,094	1,639
Citibank N.A.*	4/13/22	USD	25,937	CAD	33,377	(760)
						$(571,644)

*	Contracts are subject to a master netting agreement or similar agreement.

Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MassMutual Emerging Markets Debt Blended Total Return Fund – Portfolio of Investments
March 31, 2022 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 91.4%
CORPORATE DEBT — 42.4%
Agriculture — 0.4%
Kernel Holding SA
6.500% 10/17/24 (a)	$500,000	$253,310
MHP Lux SA
6.250% 9/19/29 (a)	270,000	118,800
		372,110
Auto Manufacturers — 1.0%
Uzauto Motors AJ
4.850% 5/04/26 (a)	991,000	872,080
Auto Parts & Equipment — 0.7%
Tupy Overseas SA
4.500% 2/16/31 (a)	643,000	565,846
Banks — 6.8%
Absa Group Ltd. 5 year CMT + 5.411%
6.375% VRN (a) (b)	925,000	893,365
Banco Mercantil del Norte SA/Grand Cayman 10 year CMT + 5.034%
6.625% VRN (a) (b)	984,000	907,740
Oman Arab Bank SAOG 5 year CMT + 6.807%
7.625% VRN (a) (b)	443,000	450,753
Piraeus Financial Holdings SA
5 year EUR Swap + 5.774% 5.500% VRN 2/19/30 EUR (a) (c)	1,000,000	1,017,064
5 year EUR Swap + 9.195% 8.750% VRN EUR (a) (b) (c)	1,000,000	1,011,942
5 year EUR Swap + 9.952% 9.750% VRN 6/26/29 EUR (a) (c)	500,000	567,693
Sovcombank Via SovCom Capital DAC
5 year CMT + 6.380% 7.750% VRN (a) (b)	1,450,000	72,500
5 year CMT + 6.427% 8.000% VRN 4/07/30 (a)	1,165,000	58,250
TBC Bank JSC 5 year USD ICE Swap + 8.995%
10.775% VRN (a) (b)	645,000	628,746
Tinkoff Bank JSC Via TCS Finance Ltd. 5 year CMT + 5.150%
6.000% VRN (a) (b)	1,835,000	183,500
		5,791,553
Beverages — 1.1%
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL
5.250% 4/27/29 (a)	945,000	940,275

	Principal Amount	Value
Chemicals — 2.5%
Braskem Idesa SAPI
7.450% 11/15/29 (a)	$300,000	$304,800
Grupo Idesa SA de CV
10.125% 5/22/26 (a)	1,107,790	708,986
UPL Corp. Ltd. 5 year CMT + 3.865%
5.250% VRN (a) (b)	1,250,000	1,153,437
		2,167,223
Commercial Services — 1.9%
Atento Luxco 1 SA
8.000% 2/10/26 (a)	633,000	639,486
India Toll Roads
5.500% 8/19/24 (a)	999,000	999,000
		1,638,486
Cosmetics & Personal Care — 0.5%
Oriflame Investment Holding PLC
5.125% 5/04/26 (a)	521,000	416,800
Electric — 3.4%
Alfa Desarrollo SpA
4.550% 9/27/51 (a)	910,539	789,892
Electricidad Firme de Mexico Holdings SA de CV
4.900% 11/20/26 (a)	263,000	244,922
FEL Energy VI SARL
5.750% 12/01/40 (a)	675,369	606,150
India Cleantech Energy
4.700% 8/10/26 (a)	1,054,301	987,985
Infraestructura Energetica Nova SAB de CV
4.750% 1/15/51 (a)	312,000	270,894
		2,899,843
Energy – Alternate Sources — 0.6%
Investment Energy Resources Ltd.
6.250% 4/26/29 (a)	492,000	496,925
Engineering & Construction — 2.6%
ATP Tower Holdings LLC / Andean Tower Partners Colombia SAS / Andean Telecom Par
4.050% 4/27/26 (a)	228,000	216,600
IHS Holding Ltd.
6.250% 11/29/28 (a)	892,000	836,696
Rutas 2 and 7 Finance Ltd.
0.000% 9/30/36 (a)	821,667	595,791
State Agency of Roads of Ukraine
6.250% 6/24/28 (a)	1,528,000	611,200
		2,260,287

The accompanying notes are an integral part of the financial statements.

MassMutual Emerging Markets Debt Blended Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Internet — 1.2%
B2W Digital Lux SARL
4.375% 12/20/30 (a)	$706,000	$607,838
Meituan
3.050% 10/28/30 (a)	529,000	424,827
		1,032,665
Iron & Steel — 1.7%
JSW Steel Ltd.
5.050% 4/05/32 (a)	1,125,000	1,048,186
Metinvest BV
5.625% 6/17/25 EUR (a) (c)	750,000	359,918
		1,408,104
Mining — 3.0%
Stillwater Mining Co.
4.500% 11/16/29 (a)	850,000	789,310
Vedanta Resources Co.
8.950% 3/11/25 (a)	1,370,000	1,332,325
Vedanta Resources Finance II PLC
9.250% 4/23/26 (a)	550,000	474,375
		2,596,010
Multi-National — 0.5%
European Bank for Reconstruction & Development GGRRC9MX - .500%
9.970% FRN 10/29/22 EUR (c)	1,200,000	388,311
Oil & Gas — 5.2%
Petroleos Mexicanos
5.950% 1/28/31	1,000,000	923,010
6.625% 6/15/38	266,000	227,031
6.950% 1/28/60	1,304,000	1,066,933
Tullow Oil PLC
7.000% 3/01/25 (a)	1,840,000	1,518,000
10.250% 5/15/26 (a)	655,000	667,366
		4,402,340
Oil & Gas Services — 1.4%
Borets Finance DAC
6.000% 9/17/26 (a)	531,000	26,550
Guara Norte SARL
5.198% 6/15/34 (a)	1,251,240	1,148,075
		1,174,625
Real Estate — 2.7%
CIFI Holdings Group Co. Ltd.
4.450% 8/17/26 (a)	330,000	265,650
Kaisa Group Holdings Ltd.
H15T3Y + 15.718% 10.875% VRN (a) (b)	1,000,000	105,000
11.250% 4/16/25 (a)	1,000,000	177,750
11.950% 10/22/22 (a)	1,250,000	246,875

	Principal Amount	Value
New Metro Global Ltd.
4.500% 5/02/26 (a)	$200,000	$120,000
4.800% 12/15/24 (a)	200,000	134,000
Powerlong Real Estate Holdings Ltd.
4.900% 5/13/26 (a)	530,000	180,200
5.950% 4/30/25 (a)	200,000	72,050
6.250% 8/10/24 (a)	200,000	76,100
Sunac China Holdings Ltd.
6.800% 10/20/24 (a)	200,000	49,000
7.500% 2/01/24 (a)	463,000	116,908
7.950% 8/08/22 (a)	200,000	62,000
Times China Holdings Ltd.
6.750% 7/16/23 (a)	200,000	100,100
6.750% 7/08/25 (a)	400,000	160,100
Yuzhou Group Holdings Co. Ltd.
6.350% 1/13/27 (a)	802,000	84,210
7.700% 2/20/25 (a)	1,000,000	120,000
8.375% 10/30/24 (a)	630,000	82,215
8.500% 2/04/23 (a)	1,050,000	147,630
		2,299,788
Retail — 1.7%
Eurotorg LLC Via Bonitron DAC
9.000% 10/22/25 (a)	723,000	144,600
Future Retail Ltd.
5.600% 1/22/25 (a)	794,000	436,700
InRetail Consumer
3.250% 3/22/28 (a)	937,000	878,438
		1,459,738
Sovereign — 0.1%
Ukreximbank Via Biz Finance PLC 5 year USD ICE Swap + 8.178%
9.950% VRN 11/14/29 (a)	500,000	100,000
Telecommunications — 1.7%
Axian Telecom
7.375% 2/16/27 (a)	408,000	399,840
Silknet JSC
8.375% 1/31/27 (a)	597,000	582,075
Sixsigma Networks Mexico SA de CV
7.500% 5/02/25 (a)	500,000	481,250
		1,463,165
Transportation — 1.7%
Acu Petroleo Luxembourg SARL
7.500% 7/13/35 (a)	541,000	499,078
Prumo Participacoes e Investimentos S/A
7.500% 12/31/31 (a)	258,355	258,681
Rumo Luxembourg SARL
4.200% 1/18/32 (a)	650,000	560,631

The accompanying notes are an integral part of the financial statements.

MassMutual Emerging Markets Debt Blended Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ukraine Railways Via Rail Capital Markets PLC
7.875% 7/15/26 (a)	$600,000	$163,440
		1,481,830

TOTAL CORPORATE DEBT (Cost $53,114,071)		36,228,004

SOVEREIGN DEBT OBLIGATIONS — 49.0%
Angolan Government International Bond
8.250% 5/09/28 (a)	850,000	864,875
9.375% 5/08/48 (a)	900,000	883,890
Brazil Notas do Tesouro Nacional, Series B
6.000% 8/15/50 BRL (c)	1,570,000	1,353,062
Brazilian Government International Bond
4.750% 1/14/50	200,000	167,840
5.625% 2/21/47	900,000	852,228
Colombian TES
7.000% 6/30/32 COP (c)	3,180,000,000	695,528
7.250% 10/26/50 COP (c)	3,700,000,000	728,702
7.500% 8/26/26 COP (c)	8,270,000,000	2,051,144
Costa Rica Government International Bond
6.125% 2/19/31 (a)	550,000	555,505
Czech Republic Government Interntional Bond
1.500% 4/24/40 CZK (c)	28,730,000	901,645
Dominican Republic International Bond
5.500% 2/22/29 (a)	760,000	753,168
Guatemala Government International Bond
4.650% 10/07/41 (a)	910,000	846,300
Honduras Government International Bond
5.625% 6/24/30 (a)	540,000	488,700
Ivory Coast Government International Bond
5.750% STEP 12/31/32 (a)	1,251,480	1,224,964
5.875% 10/17/31 EUR (a) (c)	300,000	306,958
6.625% 3/22/48 EUR (a) (c)	300,000	289,091
Jordan Government International Bond
5.850% 7/07/30 (a)	810,000	753,754
Malaysia Government International Bond
3.955% 9/15/25 MYR (c)	5,222,000	1,270,641
4.065% 6/15/50 MYR (c)	6,530,000	1,431,592
4.935% 9/30/43 MYR (c)	5,400,000	1,349,787

	Principal Amount	Value
Mexican Bonos
5.750% 3/05/26 MXN (c)	$49,330,000	$2,255,638
8.500% 5/31/29 MXN (c)	22,070,000	1,116,726
North Macedonia Government International Bond
1.625% 3/10/28 EUR (a) (c)	350,000	336,501
3.675% 6/03/26 EUR (a) (c)	550,000	606,965
Oman Government International Bond
6.250% 1/25/31 (a)	550,000	582,087
6.750% 1/17/48 (a)	200,000	199,524
7.375% 10/28/32 (a)	470,000	537,562
Peru Government International Bond
6.850% 2/12/42 PEN (c)	5,240,000	1,383,955
Republic of Armenia International Bond
3.600% 2/02/31 (a)	740,000	582,040
Republic of Belarus International Bond
6.378% 2/24/31 (a)	2,030,000	263,900
7.625% 6/29/27 (a)	1,000,000	125,000
Republic of South Africa Government Bond
8.750% 1/31/44 ZAR (c)	50,850,000	2,930,422
10.500% 12/21/26 ZAR (c)	43,690,000	3,258,399
Republic of Tajikistan International Bond
7.125% 9/14/27 (a)	1,015,000	761,250
Republic of Uzbekistan International Bond
3.700% 11/25/30 (a)	250,000	215,625
Romanian Government International Bond
4.625% 4/03/49 EUR (a) (c)	1,030,000	1,117,104
Serbia Government International Bond
2.050% 9/23/36 EUR (a) (c)	2,549,000	2,166,758
3.125% 5/15/27 EUR (a) (c)	340,000	365,876
Thailand Government International Bond
1.600% 12/17/29 THB (c)	32,125,000	919,223
2.875% 12/17/28 THB (c)	19,943,000	625,558
3.300% 6/17/38 THB (c)	51,839,000	1,567,878
Turkey Government International Bond
17.200% 9/20/23 TRY (c)	2,091,000	131,687
Ukraine Government International Bond
6.876% 5/21/29 (a)	1,380,000	571,215
7.253% 3/15/33 (a)	500,000	207,375

The accompanying notes are an integral part of the financial statements.

MassMutual Emerging Markets Debt Blended Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Uruguay Government International Bond
3.875% 7/02/40 UYU (c)	$46,094,535	$1,291,517
		41,889,159
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $49,121,649)		41,889,159

TOTAL BONDS & NOTES (Cost $102,235,720)		78,117,163

TOTAL LONG-TERM INVESTMENTS (Cost $102,235,720)		78,117,163

TOTAL INVESTMENTS — 91.4% (Cost $102,235,720) (d)		78,117,163

Other Assets/(Liabilities) — 8.6%		7,306,897

NET ASSETS — 100.0%		$85,424,060

Abbreviation Legend

FRN	Floating Rate Note
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $49,228,706 or 57.63% of net assets.

(b)	Security is perpetual and has no stated maturity date.
(c)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(d)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

Mexico	9.6%
South Africa	8.3%
United Kingdom	7.3%
Luxembourg	5.9%
Malaysia	4.7%
Cayman Islands	4.6%
Mauritius	4.1%
Colombia	4.1%
Thailand	3.6%
Brazil	3.1%
Greece	3.0%
Serbia	3.0%
Peru	2.6%
Ivory Coast	2.1%
Oman	2.1%
Angola	2.0%
India	1.7%
Ukraine	1.6%
Uruguay	1.5%
United States	1.4%
British Virgin Islands	1.4%
Romania	1.3%
Uzbekistan	1.3%
Yugoslavia	1.1%
Czech Republic	1.1%
Guatemala	1.0%
Chile	0.9%
Tajikistan	0.9%
Jordan	0.9%
Dominican Republic	0.9%
Armenia	0.7%
Costa Rica	0.7%
Bermuda	0.6%
Honduras	0.6%
Ireland	0.6%
Republic of Belarus	0.5%
Netherlands	0.4%
Turkey	0.2%
Total Long-Term Investments	91.4%
Other Assets and Liabilities	8.6%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Emerging Markets Debt Blended Total Return Fund – Portfolio of Investments (Continued)

OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
USD Call RUB Put	Bank of America N.A.*	5/06/22	81.84	3,632,000	USD	3,632,000	$(371,197)	$(74,736)	$(296,461)
USD Call ZAR Put	Bank of America N.A.*	5/31/22	18.00	8,170,000	USD	8,170,000	(2,884)	(129,086)	126,202
EUR Call PLN Put	Bank of America N.A.*	6/01/22	4.85	5,256,000	EUR	5,256,000	(53,371)	(54,414)	1,043
EUR Call PLN Put	Bank of America N.A.*	6/02/22	4.85	6,267,000	EUR	6,267,000	(64,483)	(57,435)	(7,048)
EUR Call PLN Put	Barclays Bank PLC*	6/01/22	4.85	2,906,000	EUR	2,906,000	(29,508)	(30,024)	516
USD Call RUB Put	Goldman Sachs International*	4/13/22	83.10	3,300,000	USD	3,300,000	(165,449)	(42,118)	(123,331)
USD Call RUB Put	Goldman Sachs International*	7/13/22	84.94	3,300,000	USD	3,300,000	(501,607)	(77,146)	(424,461)
							$(1,188,499)	$(464,959)	$(723,540)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.*	4/12/22	USD	2,948,000	MXN	63,515,250	$(240,928)
Bank of America N.A.*	4/12/22	MXN	30,976,412	USD	1,495,812	59,430
Bank of America N.A.*	4/19/22	ILS	1,021,072	USD	315,000	5,046
Bank of America N.A.*	4/19/22	USD	1,585,828	ILS	4,922,747	42,837
Bank of America N.A.*	5/10/22	CAD	5,747,544	USD	4,529,549	67,238
Bank of America N.A.*	5/17/22	PLN	69,359,805	USD	15,976,831	462,169
Bank of America N.A.*	5/17/22	USD	266,346	ZAR	4,137,113	(15,232)
Bank of America N.A.*	5/17/22	USD	965,314	EUR	841,630	32,938
Bank of America N.A.*	5/17/22	USD	15,400,000	PLN	69,189,120	(998,545)
Bank of America N.A.*	5/24/22	USD	2,612,273	CNH	16,654,529	(666)
Bank of America N.A.*	5/24/22	USD	3,008,000	PHP	157,687,506	(26,910)
Barclays Bank PLC*	4/19/22	USD	6,762,808	CHF	6,201,329	48,458
BNP Paribas SA*	4/19/22	ILS	3,851,181	USD	1,208,234	(1,116)
BNP Paribas SA*	4/26/22	USD	9,288,285	CNH	59,336,351	(36,547)
BNP Paribas SA*	5/24/22	USD	2,196,000	THB	71,642,304	40,373
Citibank N.A.*	4/12/22	COP	16,441,443,000	USD	4,330,000	22,773
Citibank N.A.*	4/12/22	CLP	6,214,960,840	USD	7,182,601	706,024
Citibank N.A.*	4/12/22	MXN	29,133,440	USD	1,396,000	66,711
Citibank N.A.*	4/12/22	USD	3,904,833	COP	16,133,206,609	(366,336)
Citibank N.A.*	4/12/22	USD	7,691,314	CLP	6,214,960,840	(197,312)
Citibank N.A.*	4/19/22	CHF	3,890,558	USD	4,192,389	20,025
Citibank N.A.*	5/10/22	USD	1,686,000	TND	5,130,498	(40,179)
Citibank N.A.*	5/10/22	UYU	16,534,336	USD	372,730	25,112
Citibank N.A.*	5/10/22	USD	6,173,161	COP	24,536,772,756	(299,128)
Citibank N.A.*	5/17/22	UYU	16,968,257	USD	383,085	25,199
Citibank N.A.*	5/17/22	USD	800,000	EUR	714,809	8,119

The accompanying notes are an integral part of the financial statements.

MassMutual Emerging Markets Debt Blended Total Return Fund – Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank N.A.*	5/17/22	USD	1,543,039	RUB	183,034,294	$(568,299)
Citibank N.A.*	5/17/22	RUB	183,034,294	USD	2,389,996	(278,658)
Citibank N.A.*	5/24/22	USD	1,694,000	KRW	2,059,328,040	134
Citibank N.A.*	5/24/22	UYU	8,218,713	USD	186,365	11,390
Citibank N.A.*	5/24/22	KRW	4,050,940,000	USD	3,379,811	(47,777)
Citibank N.A.*	6/15/22	EGP	26,978,944	USD	1,640,000	(179,266)
Citibank N.A.*	6/15/22	USD	1,649,080	EGP	26,978,944	188,346
Citibank N.A.*	9/15/22	EGP	27,812,159	USD	1,640,000	(165,547)
Citibank N.A.*	12/15/22	USD	3,280,000	EGP	57,775,434	286,609
Goldman Sachs International*	4/12/22	USD	2,213,000	PEN	8,560,673	(112,807)
Goldman Sachs International*	5/17/22	CZK	38,589,763	USD	1,797,632	(57,696)
Goldman Sachs International*	5/24/22	USD	935,000	THB	31,065,375	282
HSBC Bank USA*	4/12/22	PEN	20,803,946	USD	5,228,698	423,423
HSBC Bank USA*	4/12/22	USD	6,847,675	MXN	142,932,887	(328,598)
HSBC Bank USA*	4/12/22	USD	3,329,000	COP	13,261,903,750	(182,009)
HSBC Bank USA*	4/12/22	USD	3,235,965	PEN	12,243,273	(90,349)
HSBC Bank USA*	4/19/22	USD	2,605,000	RON	11,755,056	(21,273)
HSBC Bank USA*	5/10/22	BRL	7,064,275	USD	1,300,588	168,359
HSBC Bank USA*	5/10/22	USD	720,302	PEN	2,731,383	(19,924)
HSBC Bank USA*	5/17/22	USD	43,028	PLN	170,685	2,574
HSBC Bank USA*	5/24/22	PHP	29,098,514	USD	552,000	8,040
HSBC Bank USA*	5/24/22	USD	3,921,364	THB	126,816,904	105,602
JP Morgan Chase Bank N.A.*	4/12/22	BRL	4,794,903	USD	825,498	179,170
JP Morgan Chase Bank N.A.*	4/19/22	RON	24,415,129	USD	5,522,000	(67,260)
JP Morgan Chase Bank N.A.*	4/19/22	USD	6,558,825	ZAR	102,134,024	(417,365)
JP Morgan Chase Bank N.A.*	4/19/22	USD	7,087,594	RON	30,992,631	163,333
Morgan Stanley & Co. LLC*	4/19/22	ZAR	15,822,189	USD	1,045,000	35,723
Morgan Stanley & Co. LLC*	4/26/22	CNH	23,637,472	USD	3,700,000	14,678
Morgan Stanley & Co. LLC*	5/10/22	PEN	27,482,431	USD	7,278,000	169,951
Morgan Stanley & Co. LLC*	5/10/22	USD	4,525,815	CAD	5,747,544	(70,972)
Morgan Stanley & Co. LLC*	5/24/22	THB	41,120,550	USD	1,233,000	4,266
						$(1,436,367)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Short
U.S. Treasury Note 10 Year	6/21/22	64	$(8,102,831)	$238,831
U.S. Treasury Ultra Bond	6/21/22	13	(2,395,011)	92,386
				$331,217

The accompanying notes are an integral part of the financial statements.

MassMutual Emerging Markets Debt Blended Total Return Fund – Portfolio of Investments (Continued)

OTC Credit Default Swaps-Sell Protection†

Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Indonesia	1.000%	Quarterly	Goldman Sachs International*	BBB	12/20/26	USD	3,080,000	$25,749	$8,122	$17,627
Petroleo Brasileiro SA	1.000%	Quarterly	Goldman Sachs International*	BB	6/20/27	USD	1,110,000	(76,307)	(85,573)	9,266
Republic of Peru	1.000%	Quarterly	Goldman Sachs International*	BBB	6/20/27	USD	2,900,000	33,668	24,582	9,086
United Mexican States	1.000%	Quarterly	Goldman Sachs International*	BBB	6/20/27	USD	2,445,000	1,866	(8,825)	10,691
Federative Republic of Brazil	1.000%	Quarterly	JP Morgan Chase Bank N.A.*	BB	6/20/27	USD	1,530,000	(73,772)	(86,740)	12,968
Republic of Chile	1.000%	Quarterly	JP Morgan Chase Bank N.A.*	BBB	12/20/26	USD	1,600,000	24,671	18,966	5,705
Republic of Italy	1.000%	Quarterly	JP Morgan Chase Bank N.A.*	BBB	6/20/27	USD	3,000,000	14,374	9,354	5,020
								$(49,751)	$(120,114)	$70,363

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
BRL CDI	Maturity	5.855%	Maturity	1/02/23	BRL	11,441,936	$(124,988)	$—	$(124,988)
BRL CDI	Maturity	6.740%	Maturity	1/02/23	BRL	13,050,205	(123,000)	—	(123,000)
BRL CDI	Maturity	6.380%	Maturity	1/02/23	BRL	15,433,847	16,588	—	16,588
BRL CDI	Maturity	11.630%	Maturity	1/02/25	BRL	10,030,334	35,400	—	35,400
BRL CDI	Maturity	7.475%	Maturity	1/02/29	BRL	989,335	(36,299)	—	(36,299)
BRL CDI	Maturity	7.485%	Maturity	1/02/29	BRL	9,935,952	(362,681)	—	(362,681)
BRL CDI	Maturity	7.400%	Maturity	1/02/29	BRL	5,424,561	(245,577)	—	(245,577)
BRL CDI	Maturity	8.705%	Maturity	1/02/29	BRL	11,158,731	(328,625)	—	(328,625)
BRL CDI	Maturity	10.797%	Maturity	1/02/29	BRL	6,058,265	(22,651)	—	(22,651)
1.310%	Annually	3 Month TELBOR	Quarterly	2/25/25	ILS	17,000,000	48,791	—	48,791
							$(1,143,042)	$—	$(1,143,042)

The accompanying notes are an integral part of the financial statements.

MassMutual Emerging Markets Debt Blended Total Return Fund – Portfolio of Investments (Continued)

OTC Currency Swaps

Paid by the Fund				Received by the Fund
Rate/ Reference	No. of Contracts/ Notional		Frequency	Rate/ Reference	No. of Contracts/ Notional		Frequency	Counterparty	Termination Date	Value	Upfront Premium (Paid)/ Received	Unrealized Appreciation (Depreciation)
Fixed 9.750%	EUR	500,000	Annually	Fixed 10.875%	USD	602,000	Semi-Annually	Citibank N.A.*	6/26/24	$41,950	$(100)	$42,050
Fixed 5.500%	EUR	1,000,000	Annually	Fixed 6.705%	USD	1,214,500	Semi-Annually	Citibank N.A.*	2/19/25	88,522	(700)	89,222
Fixed 5.625%	EUR	750,000	Semi-Annually	Fixed 8.120%	USD	819,150	Semi-Annually	Citibank N.A.*	6/17/25	(4,828)	(1,088)	(3,740)
Fixed 3.675%	EUR	550,000	Annually	Fixed 4.793%	USD	604,450	Semi-Annually	Citibank N.A.*	6/03/26	(26,505)	(467)	(26,038)
Fixed 3.125%	EUR	340,000	Annually	Fixed 4.320%	USD	367,540	Semi-Annually	Citibank N.A.*	5/15/27	(22,458)	(170)	(22,288)
Fixed 5.875%	EUR	300,000	Annually	Fixed 8.460%	USD	330,000	Semi-Annually	Citibank N.A.*	10/17/31	16,643	(270)	16,913
Fixed 8.750%	EUR	1,000,000	Semi-Annually	Fixed 10.219%	USD	1,218,000	Semi-Annually	JP Morgan Chase Bank N.A.*	6/16/26	111,000	300	110,700
										$204,324	$(2,495)	$206,819

*	Contracts are subject to a master netting agreement or similar agreement.
†

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments(undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
ILS	Israeli Shekel
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TND	Tunisian Dinar
TRY	New Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

The accompanying notes are an integral part of the financial statements.

MassMutual Global Emerging Markets Equity Fund – Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.1%
COMMON STOCK — 93.7%
Bermuda — 1.2%
Kunlun Energy Co. Ltd.	160,000	$138,500
Brazil — 2.8%
Atacadao SA	35,000	165,552
BB Seguridade Participacoes SA	29,900	160,520
		326,072
Cayman Islands — 19.3%
Alibaba Group Holding Ltd. (a)	20,088	274,950
China Resources Cement Holdings Ltd.	156,000	129,549
China Resources Land Ltd.	36,000	166,869
JD.com, Inc. Class A (a)	7,162	209,760
Li Auto, Inc. ADR (a)	5,128	132,354
Meituan Class B Class B (a) (b)	11,900	234,497
NetEase, Inc.	9,295	167,567
Sunny Optical Technology Group Co. Ltd.	5,400	86,491
Tencent Holdings Ltd.	13,400	632,150
Topsports International Holdings Ltd. (b)	219,000	182,176
		2,216,363
China — 10.6%
China Construction Bank Corp. Class H	301,000	226,110
China Longyuan Power Group Corp. Class H	97,000	219,880
ENN Natural Gas Co. Ltd. Class A	41,900	116,590
Luxshare Precision Industry Co. Ltd. Class A	21,900	108,869
NARI Technology Co. Ltd. Class A	30,700	151,091
Ping An Bank Co. Ltd. Class A	61,200	147,991
Ping An Insurance Group Co. of China Ltd. Class H	35,000	246,945
		1,217,476
Czech Republic — 0.5%
Komercni banka AS	1,399	54,106
Hong Kong — 1.9%
AIA Group Ltd.	21,000	219,858
India — 12.4%
Axis Bank Ltd. GDR (a)	4,245	211,401
HDFC Bank Ltd. ADR	6,237	382,515
Infosys Ltd. ADR	14,099	350,924
Reliance Industries Ltd. GDR (b)	6,886	475,134
		1,419,974

	Number of Shares	Value
Indonesia — 4.0%
Bank Negara Indonesia Persero Tbk PT	443,700	$253,850
Telkom Indonesia Persero Tbk PT	634,000	202,183
		456,033
Luxembourg — 1.2%
Samsonite International SA (a) (b)	63,300	142,253
Mexico — 1.9%
Grupo Financiero Banorte SAB de CV Class O	29,027	218,644
Netherlands — 0.0%
X5 Retail Group NV GDR (c) (d)	4,250	—
Republic of Korea — 14.5%
Hana Financial Group, Inc.	8,102	323,443
Hyundai Motor Co.	1,251	185,047
LG Chem Ltd.	511	221,547
Samsung Electronics Co. Ltd.	16,301	931,238
		1,661,275
South Africa — 2.2%
AngloGold Ashanti Ltd. Sponsored ADR	7,426	175,922
FirstRand Ltd.	15,320	80,896
		256,818
Taiwan — 15.0%
CTBC Financial Holding Co. Ltd.	153,000	156,486
Hon Hai Precision Industry Co. Ltd.	58,000	213,670
MediaTek, Inc.	6,000	187,073
Powertech Technology, Inc.	44,000	145,222
Taiwan Semiconductor Manufacturing Co. Ltd.	49,000	1,013,047
		1,715,498
Thailand — 1.5%
CP ALL PCL	89,200	173,657
United Arab Emirates — 1.7%
Emaar Properties PJSC	119,041	193,490
United Kingdom — 1.7%
Anglo American PLC	3,615	190,116
United States — 1.3%
Yum China Holdings, Inc.	3,628	150,707

TOTAL COMMON STOCK (Cost $9,474,788)		10,750,840

The accompanying notes are an integral part of the financial statements.

MassMutual Global Emerging Markets Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PREFERRED STOCK — 1.4%
Brazil — 1.4%
Gerdau SA	24,100	$155,957

TOTAL PREFERRED STOCK (Cost $124,642)		155,957

TOTAL EQUITIES (Cost $9,599,430)		10,906,797

MUTUAL FUNDS — 2.5%
United States — 2.5%
iShares MSCI Saudi Arabia ETF	5,939	281,865

TOTAL MUTUAL FUNDS (Cost $248,202)		281,865

TOTAL LONG-TERM INVESTMENTS (Cost $9,847,632)		11,188,662

TOTAL INVESTMENTS — 97.6% (Cost $9,847,632) (e)		11,188,662

Other Assets/(Liabilities) — 2.4%		279,996

NET ASSETS — 100.0%		$11,468,658

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $1,034,060 or 9.02% of net assets.

(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2022, these securities amounted to a value of $0 or 0.00% of net assets.
(d)	Investment was valued using significant unobservable inputs.
(e)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Financial	26.5%
Technology	24.4%
Communications	13.5%
Consumer, Cyclical	9.9%
Basic Materials	6.5%
Industrial	6.0%
Energy	5.4%
Utilities	2.9%
Mutual Funds	2.5%
Consumer, Non-cyclical	0.0%
Total Long-Term Investments	97.6%
Short-Term Investments and Other Assets and Liabilities	2.4%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Advantage Funds – Financial Statements
Statements of Assets and Liabilities March 31, 2022 (Unaudited)

	MassMutual Global Floating Rate Fund	MassMutual Global Credit Income Opportunities Fund	MassMutual Emerging Markets Debt Blended Total Return Fund	MassMutual Global Emerging Markets Equity Fund
Assets:
Investments, at value (Note 2) (a)	$417,522,675	$129,094,649	$78,117,163	$11,188,662
Total investments	417,522,675	129,094,649	78,117,163	11,188,662
Cash	31,503,340	4,495,248	8,779,879	395,641
Foreign currency, at value (b)	4,229,614	3,044,789	31,317	10,418
Receivables from:
Investments sold
Regular delivery	29,036,787	9,183,247	138,473	—
Delayed delivery	88,339	432,359	—	—
Open forward contracts (Note 2)	5,385	1,639	3,394,332	—
Fund shares sold	163,747	—	35,178	—
Investment adviser (Note 3)	112,513	65,525	38,262	—
Collateral pledged for open swap agreements, options contracts, and forward contracts (Note 2)	—	—	3,343,000	—
Collateral pledged for open forward contracts (Note 2)	1,900,000	800,000	—	—
Collateral pledged for open swap agreements (Note 2)	—	—	870,000	—
Variation margin on open derivative instruments (Note 2)	—	—	725,231	—
Interest and dividends	3,410,823	2,026,843	1,992,841	39,759
Interest tax reclaim	—	—	29,947	—
Foreign taxes withheld	—	98,351	—	623
Open swap agreements, at value (Note 2)	—	—	358,443	—
Prepaid expenses	2,452	—	—	—
Total assets	487,975,675	149,242,650	97,854,066	11,635,103
Liabilities:
Payables for:
Investments purchased
Regular delivery	30,517,150	4,978,672	—	—
Delayed delivery	1,374,114	642,185	—	—
Collateral held for open forward contracts (Note 2)	—	—	20,000	—
Written options outstanding, at value (Note 2) (c)	—	—	1,188,499	—
Dividends (Note 2)	134,944	193,495	164,046	—
Open forward contracts (Note 2)	1,243,752	573,283	4,830,699	—
Interest and dividends	—	—	129,454	—
Fund shares repurchased	391,687	165,233	120,189	—
Open swap agreements, at value (Note 2)	—	—	203,870	—
Trustees’ fees and expenses (Note 3)	25,315	15,880	9,828	2,147
Variation margin on open derivative instruments (Note 2)	—	—	5,521,144	—
Affiliates (Note 3):
Administration fees	72,271	42,030	31,580	14,604
Investment advisory fees	250,686	90,208	54,477	28,653
Service fees	—	7,365	—	—
Distribution fees	17,873	16,013	1,825	117
Accrued expense and other liabilities	218,544	355,544	154,395	120,924
Total liabilities	34,246,336	7,079,908	12,430,006	166,445
Net assets	$453,729,339	$142,162,742	$85,424,060	$11,468,658
Net assets consist of:
Paid-in capital	$473,439,239	$172,430,164	$122,952,833	$10,187,395
Accumulated Gain (Loss)	(19,709,900)	(30,267,422)	(37,528,773)	1,281,263
Net assets	$453,729,339	$142,162,742	$85,424,060	$11,468,658

(a)	Cost of investments:	$430,914,286	$143,849,435	$102,235,720	$9,847,632
(b)	Cost of foreign currency:	$4,242,762	$3,037,406	$31,848	$10,483
(c)	Premiums on written options:	$—	$—	$464,959	$—

The accompanying notes are an integral part of the financial statements.

MassMutual Advantage Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2022 (Unaudited)

	MassMutual Global Floating Rate Fund	MassMutual Global Credit Income Opportunities Fund	MassMutual Emerging Markets Debt Blended Total Return Fund	MassMutual Global Emerging Markets Equity Fund
Class I shares:
Net assets	$90,912,502	$6,125,983	$2,026,839	$5,533,098
Shares outstanding (a)	9,804,256	731,293	249,503	490,000
Net asset value, offering price and redemption price per share	$9.27	$8.38	$8.12	$11.29
Class Y shares:
Net assets	$300,606,256	$75,265,947	$77,713,037	$5,711,784
Shares outstanding (a)	32,456,533	8,985,828	9,597,054	505,779
Net asset value, offering price and redemption price per share	$9.26	$8.38	$8.10	$11.29
Class L shares:
Net assets	$54,766,180	$55,680,966	$5,084,423	$112,458
Shares outstanding (a)	5,922,605	6,647,692	627,603	10,000
Net asset value, offering price and redemption price per share	$9.25	$8.38	$8.10	$11.25
Offering price per share (100/[100-maximum sales charge] of net asset value)	$9.54	$8.73	$8.44	$11.72
Class C shares:
Net assets	$7,444,401	$5,089,846	$599,761	$111,318
Shares outstanding (a)	807,896	607,815	74,037	10,000
Net asset value, offering price and redemption price per share	$9.21	$8.37	$8.10	$11.13

(a)    Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Advantage Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2022 (Unaudited)

	MassMutual Global Floating Rate Fund	MassMutual Global Credit Income Opportunities Fund	MassMutual Emerging Markets Debt Blended Total Return Fund	MassMutual Global Emerging Markets Equity Fund
Investment income (Note 2):
Dividends (a)	$3,215	$28,536	$—	$96,507
Interest	9,405,101	5,584,652	4,304,478	1,174
Total investment income	9,408,316	5,613,188	4,304,478	97,681
Expenses (Note 3):
Investment advisory fees	1,455,193	618,648	509,536	55,038
Custody fees	106,294	61,210	58,289	7,693
Interest expense	—	3,621	—	—
Audit fees	36,097	36,097	26,712	26,712
Legal fees	24,426	17,924	17,874	14,732
Proxy fees	377	377	377	377
Accounting & Administration fees	71,450	43,828	34,446	14,242
Shareholder reporting fees	48,590	23,050	20,919	—
Trustees’ fees	67,747	38,715	27,380	6,002
Registration and filing fees	80,020	55,762	50,811	28,912
Transfer agent fees	29,172	15,749	26,487	6,082
	1,919,366	914,981	772,831	159,790
Administration fees:
Class Y	67,727	12,930	19,885	544
Class L	6,598	10,521	725	7
Class C	673	489	—	—
Distribution and Service fees:
Class Y	20,232	15,981	15,113	5
Class L	72,597	74,065	21,636	150
Class C	36,559	28,008	3,161	596
Total expenses	2,123,752	1,056,975	833,351	161,092
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(40,342)	(7,988)	(2,507)	(51,289)
Class Y fees reimbursed by adviser	(257,404)	(117,075)	(145,673)	(53,276)
Class L fees reimbursed by adviser	(40,760)	(62,905)	(18,663)	(2,044)
Class C fees reimbursed by adviser	(6,308)	(6,530)	(2,532)	(2,350)
Net expenses:	1,778,938	862,477	663,976	52,133
Net investment income (loss)	7,629,378	4,750,711	3,640,502	45,548

The accompanying notes are an integral part of the financial statements.

MassMutual Advantage Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2022 (Unaudited)

	MassMutual Global Floating Rate Fund	MassMutual Global Credit Income Opportunities Fund	MassMutual Emerging Markets Debt Blended Total Return Fund	MassMutual Global Emerging Markets Equity Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$(989,401)	$(753,037)	$(9,277,511)	$(6,843)
Futures contracts	—	—	236,966	—
Written options	—	—	353,118	—
Swap agreements	—	—	(951,013)	—
Foreign currency transactions	311,139	(70,502)	(22,331)	83
Forward contracts	7,785,343	3,885,449	(997,487)	—
Net realized gain (loss)	7,107,081	3,061,910	(10,658,258)	(6,760)
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(11,176,952)	(13,180,362)	(20,857,829)	(856,258)
Futures contracts	—	—	222,842	—
Written options	—	—	(1,068,541)	—
Swap agreements	—	—	443,769	—
Translation of assets and liabilities in foreign currencies	(54,684)	24,432	3,867	(246)
Forward contracts	(3,219,556)	(1,772,243)	(1,556,104)	—
Net change in unrealized appreciation (depreciation)	(14,451,192)	(14,928,173)	(22,811,996)	(856,504)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(7,344,111)	(11,866,263)	(33,470,254)	(863,264)
Net increase (decrease) in net assets resulting from operations	$285,267	$(7,115,552)	$(29,829,752)	$(817,716)

Net of foreign withholding tax of:	$—	$5,036	$—	$13,507

The accompanying notes are an integral part of the financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Advantage Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Global Floating Rate Fund
	Six Months Ended March 31, 2022 (Unaudited)	Period Ended September 30, 2021(1)	Year Ended June 30, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$7,629,378	$3,319,207	$10,372,461
Net realized gain (loss)	7,107,081	2,421,489	(6,639,001)
Net change in unrealized appreciation (depreciation)	(14,451,192)	(2,176,115)	27,022,747
Net increase (decrease) in net assets resulting from operations	285,267	3,564,581	30,756,207
Distributions to shareholders (Note 2):
Class I	(1,449,658)	(581,952)	(1,790,541)
Class Y	(5,877,361)	(2,227,716)	(6,243,052)
Class L(2)	(943,799)	(380,457)	(1,442,871)
Class C	(100,762)	(39,580)	(196,711)
Total distributions	(8,371,580)	(3,229,705)	(9,673,175)
Net fund share transactions (Note 5):
Class I	19,589,467	7,581,952	21,460,541
Class Y	12,788,517	37,296,648	111,900,556
Class L(2)	2,341,124	7,699,282	4,591,150
Class C	802,800	47,780	(412,079)
Increase (decrease) in net assets from fund share transactions	35,521,908	52,625,662	137,540,168
Total increase (decrease) in net assets	27,435,595	52,960,538	158,623,200
Net assets
Beginning of period	426,293,744	373,333,206	214,710,006
End of period	$453,729,339	$426,293,744	$373,333,206

(1)	The Predecessor Fund (Note 1) changed its fiscal year end to September 30.
(2)	Effective December 13, 2021, Class A shares of the Predecessor Fund (Note 1) were merged into the Fund’s Class L shares.

The accompanying notes are an integral part of the financial statements.

MassMutual Global Credit Income Opportunities Fund			MassMutual Emerging Markets Debt Blended Total Return Fund
Six Months Ended March 31, 2022 (Unaudited)	Period Ended September 30, 2021(1)	Year Ended June 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Period Ended September 30, 2021(1)	Year Ended June 30, 2021

$4,750,711	$2,545,149	$9,431,773	$3,640,502	$1,584,920	$4,167,455
3,061,910	2,066,567	(7,478,026)	(10,658,258)	1,979,803	5,519,368
(14,928,173)	(2,917,526)	25,680,691	(22,811,996)	(6,951,549)	(392,479)
(7,115,552)	1,694,190	27,634,438	(29,829,752)	(3,386,826)	9,294,344

(201,399)	(229,463)	(1,177,641)	(11,868)	(12)	(697,507)
(3,022,840)	(1,687,604)	(6,573,572)	(6,284,424)	(1,575,410)	(4,615,618)
(1,786,860)	(487,373)	(1,036,691)	(685,497)	(212,699)	(780,889)
(147,593)	(56,334)	(312,103)	(28,150)	(5,901)	(20,356)
(5,158,692)	(2,460,774)	(9,100,007)	(7,009,939)	(1,794,022)	(6,114,370)

201,399	(15,043,033)	(2,587,331)	1,937,927	—	(15,202,990)
(33,292,971)	(56,970,213)	69,552,365	(17,442,100)	20,931,585	75,727,910
7,264,480	43,114,504	(37,010,165)	(8,314,521)	827,051	10,582,582
(407,207)	90,866	(2,383,347)	188,663	140,152	228,567
(26,234,299)	(28,807,876)	27,571,522	(23,630,031)	21,898,788	71,336,069
(38,508,543)	(29,574,460)	46,105,953	(60,469,722)	16,717,940	74,516,043

180,671,285	210,245,745	164,139,792	145,893,782	129,175,842	54,659,799
$142,162,742	$180,671,285	$210,245,745	$85,424,060	$145,893,782	$129,175,842

The accompanying notes are an integral part of the financial statements.

MassMutual Advantage Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Global Emerging Markets Equity Fund
	Six Months Ended March 31, 2022 (Unaudited)	Period Ended September 30, 2021(1)	Year Ended June 30, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$45,548	$64,506	$177,829
Net realized gain (loss)	(6,760)	(81,398)	638,139
Net change in unrealized appreciation (depreciation)	(856,504)	(1,107,329)	2,563,741
Net increase (decrease) in net assets resulting from operations	(817,716)	(1,124,221)	3,379,709
Distributions to shareholders (Note 2):
Class I	(153,174)	(62,328)	(51,989)
Class Y	(157,506)	(62,439)	(51,989)
Class L(2)	(3,126)	(1,100)	(933)
Class C	(3,126)	(577)	(547)
Total distributions	(316,932)	(126,444)	(105,458)
Net fund share transactions (Note 5):
Class I	—	—	—
Class Y	23,082	105,199	74,500
Class L(2)	—	—	—
Class C	—	—	—
Increase (decrease) in net assets from fund share transactions	23,082	105,199	74,500
Total increase (decrease) in net assets	(1,111,566)	(1,145,466)	3,348,751
Net assets
Beginning of period	12,580,224	13,725,690	10,376,939
End of period	$11,468,658	$12,580,224	$13,725,690

(1)	The Predecessor Fund (Note 1) changed its fiscal year end to September 30.
(2)	Effective December 13, 2021. Class A shares of the Predecessor Fund (Note 1) were merged into the Fund’s Class L shares.

The accompanying notes are an integral part of the financial statements.

MassMutual Global Floating Rate Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]	Net asset value, end of the period	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 9.43	$ 0.16	$ (0.14)	$ 0.02	$ (0.18)	$ —	$ —	$ (0.18)	$ 9.27	0.15%[b]	$ 90,913	0.86%[a]	0.75%[a]	3.46%[a]
9/30/21[i]	9.43	0.08	—	0.08	(0.08)	—	—	(0.08)	9.43	0.90%[b]	72,615	0.90%[a]	0.75%[a]	3.39%[a]
6/30/21	8.58	0.38	0.83	1.21	(0.36)	—	—	(0.36)	9.43	14.19%	64,969	0.92%	0.75%	4.15%
6/30/20	9.28	0.43	(0.66)	(0.23)	(0.36)	(0.03)	(0.08)	(0.47)	8.58	(2.47%)	39,483	0.92%	0.75%	4.87%
6/30/19	9.50	0.47	(0.18)	0.29	(0.47)	(0.04)	—	(0.51)	9.28	3.04%	32,531	0.94%	0.75%	5.01%
6/30/18	9.56	0.46	(0.06)	0.40	(0.41)	—	(0.05)	(0.46)	9.50	4.28%	18,370	1.03%	0.71%[o]	4.78%
6/30/17	9.15	0.47	0.40	0.87	(0.32)	—	(0.14)	(0.46)	9.56	9.74%	19,733	1.16%	0.75%	4.90%
Class Y
3/31/22[r]	$ 9.42	$ 0.16	$ (0.14)	$ 0.02	$ (0.18)	$ —	$ —	$ (0.18)	$ 9.26	0.16%[b]	$ 300,606	0.91%[a]	0.75%[a]	3.46%[a]
9/30/21[i]	9.42	0.08	—	0.08	(0.08)	—	—	(0.08)	9.42	0.89%[b]	293,545	0.93%[a]	0.75%[a]	3.39%[a]
6/30/21	8.58	0.37	0.83	1.20	(0.36)	—	—	(0.36)	9.42	14.19%	256,020	0.95%	0.75%	4.08%
6/30/20	9.27	0.44	(0.66)	(0.22)	(0.36)	(0.03)	(0.08)	(0.47)	8.58	(2.54%)	131,302	0.99%	0.75%	4.89%
6/30/19	9.50	0.47	(0.19)	0.28	(0.47)	(0.04)	—	(0.51)	9.27	3.03%	187,887	0.96%	0.75%	4.99%
6/30/18	9.56	0.46	(0.06)	0.40	(0.41)	—	(0.05)	(0.46)	9.50	4.27%	172,736	1.01%	0.71%[o]	4.79%
6/30/17	9.15	0.47	0.40	0.87	(0.32)	—	(0.14)	(0.46)	9.56	9.73%	122,736	1.14%	0.75%	4.90%
Class L*
3/31/22[r]	$ 9.41	$ 0.15	$ (0.15)	$ —	$ (0.16)	$ —	$ —	$ (0.16)	$ 9.25	0.08%[b]	$ 54,766	1.15%[a]	1.00%[a]	3.18%[a]
9/30/21[i]	9.40	0.07	0.01	0.08	(0.07)	—	—	(0.07)	9.41	0.83%[b]	53,368	1.20%[a]	1.00%[a]	3.13%[a]
6/30/21	8.56	0.36	0.81	1.17	(0.33)	—	—	(0.33)	9.40	13.90%	45,630	1.25%	1.00%	3.93%
6/30/20	9.26	0.41	(0.66)	(0.25)	(0.34)	(0.03)	(0.08)	(0.45)	8.56	(2.79%)	37,431	1.22%	1.00%	4.63%
6/30/19	9.48	0.44	(0.18)	0.26	(0.44)	(0.04)	—	(0.48)	9.26	2.77%	45,213	1.25%	1.00%	4.72%
6/30/18	9.54	0.43	(0.06)	0.37	(0.38)	—	(0.05)	(0.43)	9.48	4.00%	53,371	1.26%	0.96%[o]	4.55%
6/30/17	9.13	0.43	0.42	0.85	(0.31)	—	(0.13)	(0.44)	9.54	9.47%	45,363	1.37%	0.99%[q]	4.52%
Class C
3/31/22[r]	$ 9.37	$ 0.11	$ (0.14)	$ (0.03)	$ (0.13)	$ —	$ —	$ (0.13)	$ 9.21	(0.36%)[b]	$ 7,444	1.93%[a]	1.75%[a]	2.45%[a]
9/30/21[i]	9.37	0.06	(0.01)	0.05	(0.05)	—	—	(0.05)	9.37	0.64%[b]	6,766	1.99%[a]	1.75%[a]	2.39%[a]
6/30/21	8.53	0.29	0.81	1.10	(0.26)	—	—	(0.26)	9.37	13.08%	6,714	2.05%	1.75%	3.20%
6/30/20	9.22	0.35	(0.66)	(0.31)	(0.29)	(0.03)	(0.06)	(0.38)	8.53	(3.52%)	6,494	2.04%	1.75%	3.88%
6/30/19	9.45	0.37	(0.19)	0.18	(0.37)	(0.04)	—	(0.41)	9.22	2.02%	8,005	2.05%	1.74%	4.00%
6/30/18	9.51	0.36	(0.06)	0.30	(0.32)	—	(0.04)	(0.36)	9.45	3.24%	8,311	2.09%	1.70%[o]	3.80%
6/30/17	9.10	0.37	0.41	0.78	(0.26)	—	(0.11)	(0.37)	9.51	8.68%	8,018	2.24%	1.71%[q]	3.91%

			Year ended June 30
	Six months ended March 31, 2022[b,r]	Period Ended September 30, 2021[b,i]	2021	2020	2019	2018	2017
Portfolio turnover rate	23%	9%	43%	37%	47%	58%	47%

*	Effective December 13, 2021, Class A shares of the Predecessor Fund (Note 1) were merged into the Fund’s Class L shares.
a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
i	The Predecessor Fund (Note 1) changed its fiscal year end to September 30.
j	Computed after giving effect to agreements by MML Advisers and Barings LLC to waive certain fees and expenses of the Fund and the Predecessor Fund (Note 1), respectively.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
o	Net expenses reflect a voluntary expense reimbursement to prevent a negative yield.
q	Net expenses reflect a one-time voluntary reimbursement to the Fund during the period in connection with a change to the fee waiver and/or expense reimbursement agreement.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Global Credit Income Opportunities Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]	Net asset value, end of the period	Ratio of expenses to average daily net assets before expense waivers (including interest expense)[p]	Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j,p]	Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j]	Net investment income (loss) to average daily net assets[p]
Class I
3/31/22[r]	$ 9.04	$ 0.26	$ (0.64)	$ (0.38)	$ (0.28)	$ —	$ —	$ (0.28)	8.38	(4.28%)[b]	$ 6,126	1.15%[a]	0.89%[a]	0.89%[a]	5.94%[a]
9/30/21[i]	9.08	0.11	(0.04)	0.07	(0.11)	—	—	(0.11)	9.04	0.81%[b]	6,405	1.15%[a]	NA	0.95%[a]	4.96%[a]
6/30/21	8.14	0.48	0.92	1.40	(0.46)	—	—	(0.46)	9.08	17.51%	21,492	1.08%	NA	0.95%	5.50%
6/30/20	8.93	0.48	(0.79)	(0.31)	(0.41)	—	(0.07)	(0.48)	8.14	(3.45%)	21,606	1.07%	NA	0.95%	5.60%
6/30/19	9.32	0.52	(0.29)	0.23	(0.51)	(0.10)	(0.01)	(0.62)	8.93	2.65%	23,203	1.09%	NA	0.95%	5.69%
6/30/18	9.50	0.51	(0.18)	0.33	(0.49)	—	(0.02)	(0.51)	9.32	3.49%	21,788	1.13%	NA	0.95%	5.45%
6/30/17	8.80	0.58	0.70	1.28	(0.52)	—	(0.06)	(0.58)	9.50	14.90%	22,228	1.27%	NA	0.95%	6.22%
Class Y
3/31/22[r]	$ 9.04	$ 0.26	$ (0.64)	$ (0.38)	$ (0.28)	$ —	$ —	$ (0.28)	$ 8.38	(4.28%)[b]	$ 75,266	1.16%[a]	0.92%[a]	0.92%[a]	5.87%[a]
9/30/21[i]	9.08	0.11	(0.04)	0.07	(0.11)	—	—	(0.11)	9.04	0.80%[b]	115,478	1.20%[a]	NA	0.95%[a]	5.01%[a]
6/30/21	8.14	0.47	0.93	1.40	(0.46)	—	—	(0.46)	9.08	17.52%	173,113	1.12%	NA	0.95%	5.35%
6/30/20	8.93	0.48	(0.79)	(0.31)	(0.41)	—	(0.07)	(0.48)	8.14	(3.44%)	90,254	1.10%	NA	0.95%	5.60%
6/30/19	9.31	0.52	(0.28)	0.24	(0.51)	(0.10)	(0.01)	(0.62)	8.93	2.64%	129,621	1.12%	NA	0.95%	5.71%
6/30/18	9.50	0.51	(0.19)	0.32	(0.49)	—	(0.02)	(0.51)	9.31	3.48%	140,362	1.14%	NA	0.95%	5.43%
6/30/17	8.80	0.57	0.71	1.28	(0.52)	—	(0.06)	(0.58)	9.50	14.90%	96,014	1.28%	NA	0.95%	6.14%
Class L*
3/31/22[r]	$ 9.04	$ 0.25	$ (0.64)	$ (0.39)	$ (0.27)	$ —	$ —	$ (0.27)	$ 8.38	(4.43%)[b]	$ 55,681	1.39%[a]	1.18%[a]	1.18%[a]	5.64%[a]
9/30/21[i]	9.08	0.10	(0.03)	0.07	(0.11)	—	—	(0.11)	9.04	0.79%[b]	52,875	1.37%[a]	NA	1.20%[a]	4.56%[a]
6/30/21	8.14	0.48	0.90	1.38	(0.44)	—	—	(0.44)	9.08	17.18%	9,795	1.39%	NA	1.20%	5.65%
6/30/20	8.93	0.46	(0.79)	(0.33)	(0.40)	—	(0.06)	(0.46)	8.14	(3.69%)	44,860	1.32%	NA	1.20%	5.35%
6/30/19	9.32	0.50	(0.30)	0.20	(0.48)	(0.10)	(0.01)	(0.59)	8.93	2.39%	51,205	1.36%	NA	1.20%	5.46%
6/30/18	9.51	0.49	(0.19)	0.30	(0.47)	—	(0.02)	(0.49)	9.32	3.24%	60,507	1.38%	NA	1.20%	5.17%
6/30/17	8.80	0.55	0.71	1.26	(0.50)	—	(0.05)	(0.55)	9.51	14.61%	26,904	1.56%	NA	1.20%	5.83%
Class C
3/31/22[r]	$ 9.04	$ 0.21	$ (0.65)	$ (0.44)	$ (0.23)	$ —	$ —	$ (0.23)	$ 8.37	(4.87%)[b]	$ 5,090	2.19%[a]	1.95%[a]	1.95%[a]	4.87%[a]
9/30/21[i]	9.08	0.09	(0.04)	0.05	(0.09)	—	—	(0.09)	9.04	0.56%[b]	5,914	2.24%[a]	NA	1.95%[a]	3.96%[a]
6/30/21	8.13	0.39	0.93	1.32	(0.37)	—	—	(0.37)	9.08	16.42%	5,846	2.19%	NA	1.95%	4.49%
6/30/20	8.92	0.39	(0.78)	(0.39)	(0.35)	—	(0.05)	(0.40)	8.13	(4.41%)	7,421	2.18%	NA	1.95%	4.60%
6/30/19	9.31	0.43	(0.29)	0.14	(0.42)	(0.10)	(0.01)	(0.53)	8.92	1.63%	8,462	2.21%	NA	1.95%	4.73%
6/30/18	9.50	0.42	(0.19)	0.23	(0.40)	—	(0.02)	(0.42)	9.31	2.47%	8,842	2.21%	NA	1.95%	4.44%
6/30/17	8.79	0.48	0.71	1.19	(0.43)	—	(0.05)	(0.48)	9.50	13.75%	6,628	2.39%	NA	1.95%	5.12%

			Year ended June 30
	Six months ended March 31, 2022[b,r]	Period Ended September 30, 2021[b,i]	2021	2020	2019	2018	2017
Portfolio turnover rate	23%	15%	71%	64%	59%	52%	49%

*	Effective December 13, 2021, Class A shares of the Predecessor Fund (Note 1) were merged into the Fund’s Class L shares.
a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
i	The Predecessor Fund (Note 1) changed its fiscal year end to September 30.
j	Computed after giving effect to agreements by MML Advisers and Barings LLC to waive certain fees and expenses of the Fund and the Predecessor Fund (Note 1), respectively.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
p	Interest expense incurred as a result of entering into line of credit transactions is included in the Fund’s net expenses in the Statements of Operations.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Emerging Markets Debt Blended Total Return Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]	Net asset value, end of the period	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 10.61	$ 0.25	$ (2.28)	$ (2.03)	$ (0.29)	$ (0.17)	$ —	$ (0.46)	$ 8.12	(19.56%)[b]	$ 2,027	2.75%[a]	0.95%[a]	6.64%[a]
9/30/21[i]	11.00	0.11	(0.37)	(0.26)	(0.13)	—	—	(0.13)	10.61	(2.44%)[b]	1	706.64%[a]	0.95%[a]	3.98%[a]
6/30/21	10.43	0.57	0.80	1.37	(0.60)	(0.20)	—	(0.80)	11.00	13.70%	1	1.29%	0.95%	5.26%
6/30/20	10.06	0.69	0.32	1.01	(0.64)	—	—	(0.64)	10.43	10.39%	14,563	1.40%	0.95%	6.99%
6/30/19	9.51	0.59	0.58	1.17	(0.57)	—	(0.05)	(0.62)	10.06	12.86%	23,964	1.44%	0.73%[o]	6.18%
6/30/18	10.55	0.54	(0.70)	(0.16)	(0.58)	(0.30)	—	(0.88)	9.51	(1.94%)	22,650	1.94%	0.80%[o]	5.31%
6/30/17	9.90	0.45	0.73	1.18	(0.53)	—	—	(0.53)	10.55	12.22%	5,063	2.76%	0.90%[o]	4.42%
Class Y
3/31/22[r]	$ 10.59	$ 0.26	$ (2.29)	$ (2.03)	$ (0.29)	$ (0.17)	$ —	$ (0.46)	$ 8.10	(19.62%)[b]	$ 77,713	1.19%[a]	0.95%[a]	5.40%[a]
9/30/21[i]	10.99	0.12	(0.38)	(0.26)	(0.14)	—	—	(0.14)	10.59	(2.38%)[b]	127,650	1.26%[a]	0.95%[a]	4.48%[a]
6/30/21	10.42	0.53	0.84	1.37	(0.60)	(0.20)	—	(0.80)	10.99	13.61%	111,221	1.34%	0.95%	4.90%
6/30/20	10.06	0.67	0.33	1.00	(0.64)	—	—	(0.64)	10.42	10.33%	33,429	1.42%	0.95%	6.84%
6/30/19	9.51	0.59	0.58	1.17	(0.57)	—	(0.05)	(0.62)	10.06	12.86%	25,805	1.44%	0.72%[o]	6.19%
6/30/18	10.55	0.55	(0.71)	(0.16)	(0.58)	(0.30)	—	(0.88)	9.51	(1.94%)	23,122	1.95%	0.80%[o]	5.38%
6/30/17	9.90	0.45	0.73	1.18	(0.53)	—	—	(0.53)	10.55	12.22%	5,340	2.77%	0.90%[o]	4.43%
Class L*
3/31/22[r]	$ 10.59	$ 0.24	$ (2.28)	$ (2.04)	$ (0.28)	$ (0.17)	$ —	$ (0.45)	$ 8.10	(19.75%)[b]	$ 5,084	1.47%[a]	1.20%[a]	5.08%[a]
9/30/21[i]	10.99	0.12	(0.39)	(0.27)	(0.13)	—	—	(0.13)	10.59	(2.44%)[b]	17,660	1.60%[a]	1.20%[a]	4.24%[a]
6/30/21	10.42	0.51	0.84	1.35	(0.58)	(0.20)	—	(0.78)	10.99	13.32%	17,491	1.73%	1.20%	4.71%
6/30/20	10.06	0.60	0.38	0.98	(0.62)	—	—	(0.62)	10.42	10.11%	6,443	2.08%	1.20%	6.21%
6/30/19	9.51	0.55	0.60	1.15	(0.55)	—	(0.05)	(0.60)	10.06	12.59%	405	3.19%	1.02%[o]	5.74%
6/30/18	10.55	0.45	(0.64)	(0.19)	(0.55)	(0.30)	—	(0.85)	9.51	(2.21%)	566	3.63%	1.11%[o]	4.33%
6/30/17	9.90	0.42	0.73	1.15	(0.50)	—	—	(0.50)	10.55	11.94%	211	5.77%	1.15%[o]	4.17%
Class C
3/31/22[r]	$ 10.59	$ 0.21	$ (2.28)	$ (2.07)	$ (0.25)	$ (0.17)	$ —	$ (0.42)	$ 8.10	(20.04%)[b]	$ 600	2.76%[a]	1.95%[a]	4.56%[a]
9/30/21[i]	10.99	0.09	(0.38)	(0.29)	(0.11)	—	—	(0.11)	10.59	(2.62%)[b]	583	3.43%[a]	1.95%[a]	3.48%[a]
6/30/21	10.42	0.43	0.83	1.26	(0.49)	(0.20)	—	(0.69)	10.99	12.51%	463	4.40%	1.95%	3.98%
6/30/20	10.06	0.60	0.31	0.91	(0.55)	—	—	(0.55)	10.42	9.28%	225	5.29%	1.95%	6.09%
6/30/19	9.51	0.49	0.59	1.08	(0.48)	—	(0.05)	(0.53)	10.06	11.78%	261	5.02%	1.71%[o]	5.14%
6/30/18	10.55	0.48	(0.74)	(0.26)	(0.48)	(0.30)	—	(0.78)	9.51	(2.90%)	277	5.85%	1.85%[o]	4.63%
6/30/17	9.90	0.35	0.73	1.08	(0.43)	—	—	(0.43)	10.55	11.11%	222	6.47%	1.89%[o]	3.44%

			Year ended June 30
	Six months ended March 31, 2022[b,r]	Period Ended September 30, 2021[b,i]	2021	2020	2019	2018	2017
Portfolio turnover rate	29%	10%	52%	127%	90%	52%	56%

*	Effective December 13, 2021, Class A shares of the Predecessor Fund (Note 1) were merged into the Fund’s Class L shares.
a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
i	The Predecessor Fund (Note 1) changed its fiscal year end to September 30.
j	Computed after giving effect to agreements by MML Advisers and Barings LLC to waive certain fees and expenses of the Fund and the Predecessor Fund (Note 1), respectively.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
o	Net expenses reflect a voluntary expense reimbursement to prevent a negative yield.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Global Emerging Markets Equity Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]	Net asset value, end of the period	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 12.41	$ 0.05	$ (0.86)	$ (0.81)	$ (0.06)	$ (0.25)	$ —	$ (0.31)	$ 11.29	(6.66%)[b]	$ 5,533	2.57%[a]	0.84%[a,n]	0.76%[a]
9/30/21[i]	13.65	0.06	(1.17)	(1.11)	(0.13)	—	—	(0.13)	12.41	(8.21%)[b]	6,080	5.49%[a]	0.90%[a]	2.00%[a]
6/30/21	10.38	0.18	3.20	3.38	(0.11)	—	—	(0.11)	13.65	32.74%	6,689	3.17%	0.99%	1.39%
6/30/20	11.13	0.18	(0.58)	(0.40)	(0.22)	(0.11)	(0.02)	(0.35)	10.38	(3.78%)	5,085	2.96%	1.20%[s]	1.71%
6/30/19[g]	10.00	0.08	1.05	1.13	—	—	—	—	11.13	11.26%[b]	5,452	2.94%[a]	1.20%[a,s]	0.98%[a]
Class Y
3/31/22[r]	$ 12.41	$ 0.05	$ (0.86)	$ (0.81)	$ (0.06)	$ (0.25)	$ —	$ (0.31)	$ 11.29	(6.66%)[b]	$ 5,712	2.59%[a]	0.84%[a,n]	0.76%[a]
9/30/21[i]	13.65	0.06	(1.17)	(1.11)	(0.13)	—	—	(0.13)	12.41	(8.21%)[b]	6,253	5.49%[a]	0.90%[a]	2.00%[a]
6/30/21	10.38	0.18	3.20	3.38	(0.11)	—	—	(0.11)	13.65	32.74%	6,765	3.17%	0.99%	1.40%
6/30/20	11.13	0.18	(0.58)	(0.40)	(0.22)	(0.11)	(0.02)	(0.35)	10.38	(3.78%)	5,085	2.96%	1.20%[s]	1.71%
6/30/19[g]	10.00	0.08	1.05	1.13	—	—	—	—	11.13	11.26%[b]	5,452	2.94%[a]	1.20%[a,s]	0.98%[a]
Class L*
3/31/22[r]	$ 12.38	$ 0.02	$ (0.84)	$ (0.82)	$ (0.06)	$ (0.25)	$ —	$ (0.31)	$ 11.25	(6.84%)[b]	$ 112	4.55%[a]	1.15%[a]	0.37%[a]
9/30/21[i]	13.61	0.06	(1.18)	(1.12)	(0.11)	—	—	(0.11)	12.38	(8.27%)[b]	124	18.61%[a]	1.15%[a]	1.75%[a]
6/30/21	10.36	0.15	3.19	3.34	(0.09)	—	—	(0.09)	13.61	32.40%	136	6.21%	1.24%	1.14%
6/30/20	11.10	0.15	(0.57)	(0.42)	(0.20)	(0.11)	(0.01)	(0.32)	10.36	(4.02%)	104	9.06%	1.45%[s]	1.46%
6/30/19[g]	10.00	0.06	1.04	1.10	—	—	—	—	11.10	11.04%[b]	111	7.43%[a]	1.45%[a,s]	0.73%[a]
Class C
3/31/22[r]	$ 12.30	$ (0.02)bb	$ (0.84)	$ (0.86)	$ (0.06)	$ (0.25)	$ —	$ (0.31)	$ 11.13	(7.15%)[b]	$ 111	5.85%[a]	1.90%[a]	(0.30%)[a]
9/30/21[i]	13.50	0.03	(1.17)	(1.14)	(0.06)	—	—	(0.06)	12.30	(8.45%)[b]	123	10.21%[a]	1.90%[a]	1.00%[a]
6/30/21	10.32	0.05	3.18	3.23	(0.05)	—	—	(0.05)	13.50	31.41%	135	7.30%	1.99%	0.39%
6/30/20	11.04	0.07	(0.57)	(0.50)	(0.10)	(0.11)	(0.01)	(0.22)	10.32	(4.74%)	103	9.82%	2.20%[s]	0.71%
6/30/19[g]	10.00	0.00[d]	1.04	1.04	—	—	—	—	11.04	10.39%[b]	110	8.19%[a]	2.20%[a,s]	(0.03%)[a]

			Year ended June 30
	Six months ended March 31, 2022[b,r]	Period Ended September 30, 2021[b,i]	2021	2020	Period ended September 30, 2019[b,g]
Portfolio turnover rate	11%	8%	37%	19%	8%

*	Effective December 13, 2021, Class A shares of the Predecessor Fund (Note 1) were merged into the Fund’s Class L shares.
a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period September 17, 2018 (commencement of operations) through June 30, 2019.
i	The Predecessor Fund (Note 1) changed its fiscal year end to September 30.
j	Computed after giving effect to agreements by MML Advisers and Barings LLC to waive certain fees and expenses of the Fund and the Predecessor Fund (Note 1), respectively.
n	Expenses incurred during the period fell under the expense cap.
s	Ratio of net expenses to average net assets does not include expenses of the underlying fund in which the Fund invests.
r	Unaudited.
bb

The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1.	The Funds

MassMutual Advantage Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated April 26, 2021. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Global Floating Rate Fund (“Global Floating Rate Fund”)

MassMutual Global Credit Income Opportunities Fund (“Global Credit Income Opportunities Fund”)

MassMutual Emerging Markets Debt Blended Total Return Fund (“Emerging Markets Debt Blended Total Return Fund ”)

MassMutual Global Emerging Markets Equity Fund (“Global Emerging Markets Equity Fund”)

On December 13, 2021, the assets of each of the Barings Global Floating Rate Fund, Barings Global Credit Income Opportunities Fund, Barings Emerging Markets Debt Blended Total Return Fund, and Barings Global Emerging Markets Equity Fund (each, a “Predecessor Fund,” and together the “Predecessor Funds”) were transferred to the Global Floating Rate Fund, Global Credit Income Opportunities Fund, Emerging Markets Debt Blended Total Return Fund, and Global Emerging Markets Equity Fund (each an “Acquiring Fund”), respectively, in exchange for shares of the Acquiring Fund and the assumption by that Acquiring Fund of all of the liabilities of the corresponding Predecessor Fund. Shareholders of the Predecessor Funds received a proportional distribution of shares of the corresponding Acquiring Fund. At the time of these reorganizations, each of the Funds was a newly formed series of the Trust, which at the time, was itself a newly created Massachusetts business trust. Each of the Predecessor Funds was the accounting and performance survivor in its respective reorganization, and each corresponding Acquiring Fund, as the corporate survivor in its respective reorganization, adopted the accounting and performance history of the corresponding Predecessor Fund.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the

Notes to Financial Statements (Unaudited) (Continued)

principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

[1]

The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Financial Statements (Unaudited) (Continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indexes or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Notes to Financial Statements (Unaudited) (Continued)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The following is the aggregate value by input level, as of March 31, 2022, for the Funds’ investments:

	Level 1	Level 2	Level 3		Total
Global Floating Rate Fund
Asset Investments
Common Stock	$—	$338,016 *	$2,684,438	**	$3,022,454
Bank Loans (Less Unfunded Loan Commitments)	—	389,047,270	—	+,**	389,047,270
Corporate Debt	—	25,434,729	—		25,434,729
Warrants	—	—	17,971	**	17,971
Unfunded Loan Commitments***	—	251	—		251
Total Investments	$—	$414,820,266	$2,702,409		$417,522,675
Asset Derivatives
Forward Contracts	$—	$5,385	$—		$5,385
Liability Derivatives
Forward Contracts	$—	$1,243,752	$—		$1,243,752

Global Credit Income Opportunities Fund
Asset Investments
Common Stock	$1,204,847	$54,995	$533,942	**	$1,793,784
Bank Loans	—	59,368,721	211,859	**	59,580,580
Corporate Debt	—	54,203,042	—	+,**	54,203,042
Non-U.S. Government Agency Obligations	—	13,464,466	—		13,464,466
Warrants	—	—	52,777	**	52,777
Total Investments	$1,204,847	$127,091,224	$798,578		$129,094,649
Asset Derivatives
Forward Contracts	$—	$1,639	$—		$1,639
Liability Derivatives
Forward Contracts	$—	$(573,283)	$—		$(573,283)

Emerging Markets Debt Blended Total Return Fund
Asset Investments
Corporate Debt	$—	$36,228,004	$—		$36,228,004
Sovereign Debt Obligations	—	41,889,159	—		41,889,159
Total Investments	$—	$78,117,163	$—		$78,117,163
Asset Derivatives
Forward Contracts	$—	$3,394,332	$—		$3,394,332
Futures Contracts	331,217	—	—		331,217
Swap Agreements	—	459,222	—		459,222
Total	$331,217	$3,853,554	$—		$4,184,771
Liability Derivatives
Forward Contracts	$—	$(4,830,699)	$—		$(4,830,699)
Swap Agreements	—	(1,447,691)	—		(1,447,691)
Written Options	—	(1,188,499)	—		(1,188,499)
Total	$—	$(7,466,889)	$—		$(7,466,889)

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Global Emerging Markets Equity Fund
Asset Investments
Common Stock*
Bermuda	$—	$138,500	$—		$138,500
Brazil	326,072	—	—		326,072
Cayman Islands	132,354	2,084,009	—		2,216,363
China	—	1,217,476	—		1,217,476
Czech Republic	—	54,106	—		54,106
Hong Kong	—	219,858	—		219,858
India	1,419,974	—	—		1,419,974
Indonesia	—	456,033	—		456,033
Luxembourg	—	142,253	—		142,253
Mexico	218,644	—	—		218,644
Netherlands	—	—	—	+,**	—
Republic of Korea	—	1,661,275	—		1,661,275
South Africa	175,922	80,896	—		256,818
Taiwan	—	1,715,498	—		1,715,498
Thailand	—	173,657	—		173,657
United Arab Emirates	—	193,490	—		193,490
United Kingdom	—	190,116	—		190,116
United States	150,707	—	—		150,707
Preferred Stock
Brazil	155,957	—	—		155,957
Mutual Funds	281,865	—	—		281,865
Total Investments	$2,861,495	$8,327,167	$—		$11,188,662

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at March 31, 2022 in relation to net assets were not significant.

***	Unfunded loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.
+	Represents a security at $0 value as of March 31, 2022.

For certain Fund(s) the Statement of Assets and Liabilities shows receivables from: investments sold on a delayed delivery basis, collateral pledged for open swap agreements, options contracts, and forward contracts, collateral pledged for open forward contracts, and collateral pledged for open swap agreements, as well as, any applicable liabilities for investments purchased on a delayed delivery basis, and collateral held for open forward contracts. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of March 31, 2022.

All Funds had Level 3 transfers during the period ended March 31, 2022; however, none of the transfers individually or collectively had a material impact on the Funds.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Notes to Financial Statements (Unaudited) (Continued)

At March 31, 2022, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Global Floating Rate Fund
Asset Derivatives
Forward Contracts*	$—	$5,385	$—	$5,385
Liability Derivatives
Forward Contracts^	$—	$(1,243,752)	$—	$(1,243,752)
Realized Gain (Loss)#
Forward Contracts	$—	$7,785,343	$—	$7,785,343
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$(3,219,556)	$—	$(3,219,556)

Global Credit Income Opportunities Fund
Asset Derivatives
Forward Contracts*	$—	$1,639	$—	$1,639
Liability Derivatives
Forward Contracts^	$—	$(573,283)	$—	$(573,283)
Realized Gain (Loss)#
Forward Contracts	$—	$3,885,449	$—	$3,885,449
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$(1,772,243)	$—	$(1,772,243)

Emerging Markets Debt Blended Total Return Fund
Asset Derivatives
Forward Contracts*	$—	$3,394,332	$—	$3,394,332
Futures Contracts^^	—	—	331,217	331,217
Swap Agreements*	100,328	258,115	—	358,443
Swap Agreements^^,^^^	—	—	100,779	100,779
Total Value	$100,328	$3,652,447	$431,996	$4,184,771
Liability Derivatives
Forward Contracts^	$—	$(4,830,699)	$—	$(4,830,699)
Swap Agreements^	(150,079)	(53,791)	—	(203,870)
Swap Agreements^^,^^^	—	—	(1,243,821)	(1,243,821)
Written Options^	—	(1,188,499)	—	(1,188,499)
Total Value	$(150,079)	$(6,072,989)	$(1,243,821)	$(7,466,889)
Realized Gain (Loss)#
Purchased Options	$—	$(167,071)	$—	$(167,071)
Forward Contracts	—	(997,487)	—	(997,487)
Futures Contracts	—	—	236,966	236,966
Swap Agreements	57,615	141,980	(1,150,608)	(951,013)
Written Options	—	353,118	—	353,118
Total Realized Gain (Loss)	$57,615	$(669,460)	$(913,642)	$(1,525,487)

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Emerging Markets Debt Blended Total Return Fund (Continued)
Change in Appreciation (Depreciation)##
Purchased Options	$—	$29,979	$—	$29,979
Forward Contracts	—	(1,556,104)	—	(1,556,104)
Futures Contracts	—	—	222,842	222,842
Swap Agreements	135,892	215,071	92,806	443,769
Written Options	—	(1,068,541)	—	(1,068,541)
Total Change in Appreciation (Depreciation)	$135,892	$(2,379,595)	$315,648	$(1,928,055)

*	Statements of Assets and Liabilities location: Investments, at value, or Receivables from: open forward contracts or open swap agreements, at value, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward contracts or open swap agreements, at value, or written options outstanding, at value, as applicable.
^^

Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

^^^	Represents centrally cleared swaps, which are not subject to a master netting agreement or similar agreement.
#

Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

##

Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

For the period ended March 31, 2022, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts, or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Written Options
Global Floating Rate Fund	—	$96,957,472	$—	—	—
Global Credit Income Opportunities Fund	—	49,761,514	—	—	—
Emerging Markets Debt Blended Total Return Fund	45	217,654,977	10,020,186,143	2,740,000	24,873,333

†

Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended March 31, 2022.

The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on a Fund’s derivatives exposure as of March 31, 2022. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.

Notes to Financial Statements (Unaudited) (Continued)

The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of March 31, 2022.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Global Floating Rate Fund
Canadian Imperial Bank of Commerce	$5,385	$(5,385)	$—	$—

Global Credit Income Opportunities Fund
Canadian Imperial Bank of Commerce	$1,639	$(1,639)	$—	$—

Emerging Market Debt Blend Total Reutrn Fund
Bank of America N.A.	$669,658	$(669,658)	$—	$—
Barclays Bank PLC	48,458	(29,508)	—	18,950
BNP Paribas SA	40,373	(37,663)	—	2,710
Citibank N.A.	1,507,557	(1,507,557)	—	—
Goldman Sachs International	61,565	(61,565)	—	—
HSBC Bank USA	707,998	(642,153)	(20,000)	45,845
JP Morgan Chase Bank N.A.	492,548	(492,548)	—	—
Morgan Stanley & Co. LLC	224,618	(70,972)	—	153,646
	$3,752,775	$(3,511,624)	$(20,000)	$221,151

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund(s) as of March 31, 2022.

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Global Floating Rate Fund
Canadian Imperial Bank of Commerce	$(1,236,336)	$5,385	$1,230,951	$—
Morgan Stanley & Co. LLC	(7,416)	—	—	(7,416)
	$(1,243,752)	$5,385	$1,230,951	$(7,416)
Global Credit Income Opportunities Fund
Bank of America N.A.	$(25,755)	$—	$—	$(25,755)
Barclays Bank PLC	(531)	—	—	$(531)
Canadian Imperial Bank of Commerce	(546,237)	1,639	544,598	—
Citibank N.A.	(760)	—	—	(760)
	$(573,283)	$1,639	$544,598	$(27,046)

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Emerging Market Debt Blend Total Reutrn Fund
Bank of America N.A.	$(1,774,216)	$669,658	$1,104,558	$—
Barclays Bank PLC	(29,508)	29,508	—	—
BNP Paribas SA	(37,663)	37,663	—	—
Citibank N.A.	(2,196,293)	1,507,557	688,736	—
Goldman Sachs International	(913,866)	61,565	852,301	—
HSBC Bank USA	(642,153)	642,153	—	—
JP Morgan Chase Bank N.A.	(558,397)	492,548	—	(65,849)
Morgan Stanley & Co. LLC	(70,972)	70,972	—	—
	$(6,223,068)	$3,511,624	$2,645,595	$(65,849)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†

The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. The Fund(s) and counterparties may not be permitted to sell, re-pledge, or use the collateral they receive. In the event that cash collateral is restricted for use, the balance will be reflected as restricted cash within the Statement of Assets and Liabilities.

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended March 31, 2022, are discussed below.

Foreign Currency Exchange Transactions

A Fund may enter into foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

Forward Foreign Currency Contracts and Foreign Currency Options. A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a futures contract or forward contract with respect to that currency. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally

Notes to Financial Statements (Unaudited) (Continued)

be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Foreign Currency Swaps. A Fund may also enter into currency swaps, as an alternative to the transactions described above. Currency swaps involve the individually negotiated exchange by a Fund with another party of a series of payments in specified currencies in amounts determined pursuant to the terms of the swap agreement. For a description of risks associated with swap transactions and the accounting treatment, see “Swap Agreements” below.

A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Notes to Financial Statements (Unaudited) (Continued)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment and stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an

Notes to Financial Statements (Unaudited) (Continued)

uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

A Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on portfolio securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date in the case of an American-style option or only on the expiration date in the case of a European-style option.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

Notes to Financial Statements (Unaudited) (Continued)

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Notes to Financial Statements (Unaudited) (Continued)

Hybrid Instruments

A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to one or more underlying assets, indexes, economic factors, or other benchmarks. Because hybrid instruments may be designed to provide indirect exposures to virtually any type of derivative instrument, a Fund may invest in a hybrid instrument for any purpose it might engage in derivatives transactions. Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index, security, or other measure at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity. The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, currencies or other types of investments, and will depend upon the terms of the instrument. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, and may not be foreseen by the purchaser, such as financial or market developments, economic and political events, the supply and demand of the underlying assets, and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful. The terms of a hybrid instrument may create investment leverage. Hybrid instruments are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.

Bank Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

The Global Floating Rate Fund entered into certain loan agreements which are unfunded. The Global Floating Rate Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the Global Floating Rate Fund’s Portfolio of Investments. At March 31, 2022, the Global Floating Rate Fund had sufficient cash and/or securities to cover these commitments.

Certain Funds may receive or pay fees associated with investments in bank loans. These fees are recorded as income when received by the Funds and are shown net of any fees payable as net bank loan fee income on a Fund’s Statement of Operations. These fees include all income and expenses associated with the processing and maintenance of these types of loans, including but not limited to consent fee income, amendment fees, and closing fees.

Notes to Financial Statements (Unaudited) (Continued)

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2022, the Funds did not have any securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and

Notes to Financial Statements (Unaudited) (Continued)

capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets or another alternative method.

Foreign Securities

The Global Credit Income Opportunities Fund invests a significant amount of its assets in foreign securities and each of the Emerging Markets Debt Blended Total Return Fund and Global Emerging Markets Equity Fund invests substantially all of its assets in foreign securities. The Global Floating Rate Fund may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income are either declared daily and paid monthly or declared and paid annually depending on the requirements of each Fund. Dividends from net investment income may also be distributed at other times throughout the year as required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Notes to Financial Statements (Unaudited) (Continued)

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

Fund	Investment Advisory Fee
Global Floating Rate Fund	0.65%
Global Credit Income Opportunities Fund	0.75%
Emerging Markets Debt Blended Total Return Fund	0.75%
Global Emerging Markets Equity Fund	0.90%

MML Advisers has entered into investment subadvisory agreements with Barings LLC (“Barings”), a wholly-owned subsidiary of MM Asset Management Holding LLC, itself a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual, on behalf of each Fund. These agreements provide that Barings manage the investment and reinvestment of assets of each Fund. Barings receives a subadvisory fee from MML Advisers, based upon each Fund’s average daily net assets, at the following annual rates:

Fund	Investment Subadvisory Fee
Global Floating Rate Fund*	0.30%
Global Credit Income Opportunities Fund*	0.30%
Emerging Markets Debt Blended Total Return Fund*	0.35%
Global Emerging Markets Equity Fund*	0.35%

*

Baring International Investment Limited (“BIIL”), a wholly-owned subsidiary of Barings, serves as a sub-subadviser of the Fund. BIIL receives a sub-subadvisory fee from Barings, based upon a portion of the subadvisory fee Barings receives from MML Advisers, in an amount equal to the following percentage of the subadvisory fee received by Barings: 35% of the subadvisory fee for Global Floating Rate Fund, 35% of the subadvisory fee for Global Credit Income Opportunities Fund, 50% of the subadvisory fee for Emerging Market Debt Blended Total Return Fund, and 50% of the subadvisory fee for Global Emerging Markets Equity Fund.

The Funds’ subadvisory fees are paid monthly by MML Advisers out of the advisory fees previously disclosed above.

Barings served as investment adviser to each Predecessor Fund. Under the investment advisory agreement between Barings and the Barings Funds Trust on behalf of each Predecessor Fund, Barings was responsible for providing investment management services for each Predecessor Fund. In return for these services, Barings received advisory fees, based upon each Predecessor Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

Fund	Investment Advisory Fee
Barings Global Floating Rate Fund	0.65%
Barings Global Credit Income Opportunities Fund	0.75%
Barings Emerging Markets Debt Blended Total Return Fund	0.75%
Barings Global Emerging Markets Equity Fund	0.90%

Notes to Financial Statements (Unaudited) (Continued)

Barings entered into an investment subadvisory agreement with BIIL on behalf of each Predecessor Fund. This agreement provided that BIIL manage the investment and reinvestment of a portion of the assets of the Predecessor Funds, as allocated from time to time to BIIL. BIIL received a subadvisory fee from Barings, based upon each Predecessor Fund’s average daily net assets, at the following annual rates:

Fund	Investment Subadvisory Fee
Barings Global Floating Rate Fund	0.35%
Barings Global Credit Income Opportunities Fund	0.35%
Barings Markets Debt Blended Total Return Fund	0.50%
Barings Emerging Markets Equity Fund	0.70%

The Predecessor Funds’ subadvisory fees, net of any fee waivers and/or expense reimbursements, were paid monthly by Barings out of the advisory fees previously disclosed above.

Administration Fees

Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class Y	Class L	Class C
Global Floating Rate Fund	None	0.07%	0.04%	0.03%
Global Credit Income Opportunities Fund	None	0.05%	0.06%	0.03%
Emerging Markets Debt Blended Total Return Fund	None	0.06%	0.02%	None
Global Emerging Markets Equity Fund	None	0.03%	0.02%	None

Under an Administration Agreement between Barings Funds Trust and State Street Bank and Trust Company (“SSB”), on behalf of each Predecessor Fund, SSB provided, or arranged for the provision of, certain administrative and accounting services. In return for these services, SSB received fees from the Predecessor Funds calculated daily and paid monthly either at an annual rate of 0.03% on amounts up to $1 billion and 0.02% on amounts over $1 billion of the aggregate net asset value of the Barings Funds Trust or, if the Barings Funds Trust’s net assets were below certain asset levels for any particular month, a minimum monthly fee.

Distribution and Service Fees

ALPS Distributors, Inc. (the “ALPS Distributor”) acts as distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class L shares of each Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class C shares of each Fund pay an annual fee of 1.00% of the average daily net assets of the class, to the ALPS Distributor. Such payments compensate the ALPS Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders.

ALPS Distributor acted as distributor to each Predecessor Fund. Pursuant to a 12b-1 Plan adopted by the Barings Funds Trust, each Predecessor Fund’s Class A and Class C shares could compensate certain financial institutions, including ALPS Distributor, for certain distribution and shareholder servicing activities. The Predecessor Funds’ Class A shares could expend an aggregate amount, on an annual basis, not to exceed 0.25% of the value of the average daily net assets of a Predecessor Fund attributable to Class A shares. The Predecessor Funds’ Class C shares could expend an aggregate amount, on an annual basis, not to exceed 1.00% of the value of the average daily net assets of a Predecessor Fund attributable to Class C shares.

Notes to Financial Statements (Unaudited) (Continued)

Expense Caps and Waivers

MML Advisers agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2023, based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class Y	Class L	Class C
Global Floating Rate Fund	0.75%	0.75%	1.00%	1.75%
Global Credit Income Opportunities Fund	0.85%	0.90%	1.16%	1.95%
Emerging Markets Debt Blended Total Return Fund	0.95%	0.95%	1.20%	1.95%
Global Emerging Markets Equity Fund	0.90%	0.90%	1.15%	1.90%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.

Barings agreed to waive and/or reimburse fees and/or expenses of the Predecessor Funds noted below (excluding distribution and service (12b-1) fees, interest expenses, taxes, Acquired Fund Fees and Expenses#, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) through November 1, 2022 so that, on an annualized basis, such expenses would not exceed the following rates, as a percentage of average daily net assets allocated to each such class:

	Class I	Class Y	Class A	Class C
Barings Global Floating Rate Fund	0.75%	0.75%	1.00%	1.75%
Barings Global Credit Income Opportunities Fund	0.95%	0.95%	1.20%	1.95%
Barings Emerging Markets Debt Blended Total Return Fund	0.95%	0.95%	1.20%	1.95%
Barings Global Emerging Markets Equity Fund	0.90%	0.90%	1.15%	1.90%

#	Acquired Fund Fees and Expenses are borne indirectly by a Predecessor Fund through investments in other pooled investment vehicles.

Additional amounts could be voluntarily waived and/or reimbursed from time to time. If, within three years following a waiver or reimbursement, the operating expenses of a share class of the Predecessor Fund that previously received a waiver or reimbursement from Barings were less than the expense limit for such share class, the share class was required to repay Barings up to the amount of fees waived or expenses reimbursed for that share class under the agreement.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

The following table shows beneficial ownership of Funds’ shares by related parties at March 31, 2022:

Total % Ownership by Related Party
Global Floating Rate Fund	78.3%
Global Credit Income Opportunities Fund	80.5%
Emerging Markets Debt Blended Total Return Fund	78.3%
Global Emerging Markets Equity Fund	98.5%

Notes to Financial Statements (Unaudited) (Continued)

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2022, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long- Term Securities	Long-Term U.S. Government Securities	Other Long- Term Securities
Global Floating Rate Fund	$—	$130,347,092	$—	$97,110,209
Global Credit Income Opportunities Fund	—	35,708,894	—	64,461,789
Emerging Markets Debt Blended Total Return Fund	—	34,849,777	—	59,487,095
Global Emerging Markets Equity Fund	—	1,432,008	—	1,344,936

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The cross trades disclosed in the table below are included within the respective purchases and sales amounts shown in the table above, as applicable.

Purchases	Sales	Realized Gains/Losses

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2022		Period Ended September 30, 2021+		Year Ended June 30, 2021
	Shares	Amount	Shares	Amount	Shares	Amount
Global Floating Rate Fund Class I
Sold	2,016,909	$18,746,595	744,681	$7,000,000	2,097,015	$19,670,000
Issued as reinvestment of dividends	154,956	1,449,554	61,864	581,952	195,755	1,790,541
Redeemed	(66,159)	(606,682)	—	—	—	—
Net increase (decrease)	2,105,706	$19,589,467	806,545	$7,581,952	2,292,770	$21,460,541
Global Floating Rate Fund Class Y
Sold	11,552,775	$108,232,908	6,444,419	$60,566,177	17,946,963	$167,251,231
Issued as reinvestment of dividends	523,516	4,892,886	192,129	1,805,448	543,740	4,983,018
Redeemed	(10,777,568)	(100,337,277)	(2,668,180)	(25,074,977)	(6,613,341)	(60,333,693)
Net increase (decrease)	1,298,723	$12,788,517	3,968,368	$37,296,648	11,877,362	$111,900,556
Global Floating Rate Fund Class L*
Sold	1,290,129	$12,021,712	925,921	$8,692,667	880,372	$8,206,644
Issued as reinvestment of dividends	99,712	930,263	39,996	375,441	158,053	1,438,141
Redeemed	(1,141,379)	(10,610,851)	(145,873)	(1,368,826)	(556,403)	(5,053,635)
Net increase (decrease)	248,462	$2,341,124	820,044	$7,699,282	482,022	$4,591,150

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2022		Period Ended September 30, 2021+		Year Ended June 30, 2021
	Shares	Amount	Shares	Amount	Shares	Amount
Global Floating Rate Fund Class C
Sold	102,008	$952,877	57,911	$540,925	525,854	$4,906,921
Issued as reinvestment of dividends	10,634	98,873	4,150	38,790	21,445	194,007
Redeemed	(26,660)	(248,950)	(56,863)	(531,935)	(591,926)	(5,513,007)
Net increase (decrease)	85,982	$802,800	5,198	$47,780	(44,627)	$(412,079)
Global Credit Income Opportunities Fund Class I
Sold	—	$—	—	$—	—	$—
Issued as reinvestment of dividends	23,143	201,399	8,505	76,887	47,607	412,669
Redeemed	—	—	(1,667,460)	(15,119,920)	(334,075)	(3,000,000)
Net increase (decrease)	23,143	$201,399	(1,658,955)	$(15,043,033)	(286,468)	$(2,587,331)
Global Credit Income Opportunities Fund Class Y
Sold	902,308	$7,940,466	504,924	$4,531,695	10,783,817	$93,589,018
Issued as reinvestment of dividends	197,709	1,726,162	112,594	1,017,752	547,556	4,796,138
Redeemed	(4,883,773)	(42,959,599)	(6,914,061)	(62,519,660)	(3,351,010)	(28,832,791)
Net increase (decrease)	(3,783,756)	$(33,292,971)	(6,296,543)	$(56,970,213)	7,980,363	$69,552,365
Global Credit Income Opportunities Fund Class L*
Sold	951,582	$8,580,510	4,792,651	$43,343,296	553,579	$4,930,649
Issued as reinvestment of dividends	201,316	1,751,759	55,390	500,841	114,633	970,410
Redeemed	(351,512)	(3,067,789)	(80,623)	(729,633)	(5,097,722)	(42,911,224)
Net increase (decrease)	801,386	$7,264,480	4,767,418	$43,114,504	(4,429,510)	$(37,010,165)
Global Credit Income Opportunities Fund Class C
Sold	1,560	$13,995	14,122	$127,604	390,924	$3,504,684
Issued as reinvestment of dividends	16,200	140,992	5,942	53,695	34,971	303,090
Redeemed	(64,099)	(562,194)	(9,983)	(90,433)	(694,144)	(6,191,121)
Net increase (decrease)	(46,339)	$(407,207)	10,081	$90,866	(268,249)	$(2,383,347)
Emerging Markets Debt Blended Total Return Fund Class I
Sold	249,411	$1,937,927	—	$—	—	$—
Issued as reinvestment of dividends	—	—	—	—	—	—
Redeemed	—	—	—	—	(1,396,653)	(15,202,990)
Net increase (decrease)	249,411	$1,937,927	—	$—	(1,396,653)	$(15,202,990)
Emerging Markets Debt Blended Total Return Fund Class Y
Sold	5,308,538	$52,881,317	2,548,598	$27,584,086	9,356,613	$102,268,877
Issued as reinvestment of dividends	499,431	4,719,870	138,981	1,494,381	332,267	3,614,361
Redeemed	(8,263,711)	(75,043,287)	(754,794)	(8,146,882)	(2,776,558)	(30,155,328)
Net increase (decrease)	(2,455,742)	$(17,442,100)	1,932,785	$20,931,585	6,912,322	$75,727,910
Emerging Markets Debt Blended Total Return Fund Class L*
Sold	253,759	$2,483,470	209,571	$2,264,546	1,118,711	$12,167,538
Issued as reinvestment of dividends	68,270	647,441	18,623	200,241	68,937	750,144
Redeemed	(1,361,774)	(11,445,432)	(152,197)	(1,637,736)	(214,401)	(2,335,100)
Net increase (decrease)	(1,039,745)	$(8,314,521)	75,997	$827,051	973,247	$10,582,582

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2022		Period Ended September 30, 2021+		Year Ended June 30, 2021
	Shares	Amount	Shares	Amount	Shares	Amount
Emerging Markets Debt Blended Total Return Fund Class C
Sold	23,218	$231,627	12,657	$137,700	30,987	$341,675
Issued as reinvestment of dividends	2,226	20,731	510	5,485	1,686	18,303
Redeemed	(6,423)	(63,695)	(282)	(3,033)	(12,144)	(131,411)
Net increase (decrease)	19,021	$188,663	12,885	$140,152	20,529	$228,567
Global Emerging Markets Equity Fund Class I
Sold	—	$—	—	$—	—	$—
Issued as reinvestment of dividends	—	—	—	—	—	—
Redeemed	—	—	—	—	—	—
Net increase (decrease)	—	$—	—	$—	—	$—
Global Emerging Markets Equity Fund Class Y
Sold	1,563	$18,750	8,894	$112,500	5,547	$74,500
Issued as reinvestment of dividends	358	4,332	53	699	—	—
Redeemed	—	—	(636)	(8,000)	—	—
Net increase (decrease)	1,921	$23,082	8,311	$105,199	5,547	$74,500
Global Emerging Markets Equity Fund Class L*
Sold	—	$—	—	$—	—	$—
Issued as reinvestment of dividends	—	—	—	—	—	—
Redeemed	—	—	—	—	—	—
Net increase (decrease)	—	$—	—	$—	—	$—
Global Emerging Markets Equity Fund Class C
Sold	—	$—	—	$—	—	$—
Issued as reinvestment of dividends	—	—	—	—	—	—
Redeemed	—	—	—	—	—	—
Net increase (decrease)	—	$—	—	$—	—	$—

+	The Predecessor Fund changed its fiscal year end to September 30.
*	Effective December 13, 2021, Class A shares of the Predecessor Fund were merged into the Fund’s Class L shares.

Unless waived, purchases of Class L shares are subject to a front-end sales charge of up to 4.00% of the amount purchased. A portion of the front-end sales charge may be retained by ALPS Distributor. For the period ended March 31, 2022, no amounts have been retained by ALPS Distributor.

Unless waived, redemptions of Class L shares made within 18 months of purchase from initial investments of $500,000 or more and redemptions of Class C shares made within 12 months of purchase are subject to a contingent deferred sales charge of 1.00% of the amount redeemed. ALPS Distributor receives all contingent deferred sales charges. ALPS Distributor retained the following amounts during the period ended March 31, 2022:

Contingent Deferred Sales Charges Retained by Distributor
Global Credit Income Opportunities Fund	$177
Emerging Markets Debt Blended Total Return	176

With respect to Class L and Class C shares, ALPS Distributor may pay an up-front commission to financial intermediaries through which sales are made as described in the Funds’ Prospectus.

Notes to Financial Statements (Unaudited) (Continued)

6.	Federal Income Tax Information

At March 31, 2022, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Global Floating Rate Fund	$430,914,286	$2,226,894	$(15,618,505)	$(13,391,611)
Global Credit Income Opportunities Fund	143,849,435	2,418,016	(17,172,802)	(14,754,786)
Emerging Markets Debt Blended Total Return Fund	102,235,720	806,245	(24,924,802)	(24,118,557)
Global Emerging Markets Equity Fund	9,847,632	2,535,199	(1,194,169)	1,341,030

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss.

At September 30, 2021, the following Fund(s) had available, for federal income tax purposes, post-enactment unused capital losses:

	Unlimited - Short Term	Unlimited - Long Term
Global Floating Rate Fund	$1,019,835	$9,272,016
Global Credit Income Opportunities Fund	4,721,956	11,871,689
Global Emerging Markets Equity Fund	80,156	—

Net capital loss carryforwards for the Fund(s) shown in the above table are from post-enactment years and are, therefore, not subject to the eight-year carryforward period and possible expiration.

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2021, was as follows:

	Ordinary Income	Total Distributions Paid
Global Floating Rate Fund	$3,229,705	$3,229,705
Global Credit Income Opportunities Fund	2,460,774	2,460,774
Emerging Markets Debt Blended Total Return Fund	1,794,022	1,794,022
Global Emerging Markets Equity Fund	126,444	126,444

The Funds did not have any unrecognized tax benefits at March 31, 2022, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2022, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

Notes to Financial Statements (Unaudited) (Continued)

7.	Line of Credit

The Trust (the “Borrower”) on behalf of each of the Funds has entered into a Credit Agreement (the “Credit Agreement”) with State Street Bank and Trust Company (the “Bank”). The Credit Agreement provides for a revolving credit facility of $150,000,000 (the “Facility Amount”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. Per the Credit Agreement, outstanding principal on the loan shall bear interest at a variable rate per annum equal to the higher of (a) the Federal Funds Rate as in effect on the day of the borrowing plus 1.25% and (b) the Overnight Bank Funding Rate as in effect on the day of the borrowing plus 1.25%. In addition, the Borrower shall pay to the Bank a commitment fee at the rate of 0.25% per annum on the daily unused portion of the Facility Amount.

The Global Credit Income Opportunities Fund utilized a portion of the Facility Amount on multiple dates from the period January 24, 2022 through February 17, 2022 with an average borrowing amount of $3,920,000. The average interest rate during the period was 1.33% and total interest paid amounted to $3,621.

8.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9.	New Accounting Pronouncements

In January 2021, FASB issued Accounting Standards Update 2021-01 — Reference Rate Reform (Topic 848) — Scope (“ASU 2021-01”) as an update to Accounting Standards Update 2020-04 — Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) in order to make certain clarifications. ASU 2020-04 and ASU 2021-01 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not believe the impact of adopting ASU 2020-04 and ASU 2021-01 will have a material impact on the financial statements.

10.	Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 and efforts to contain its spread have produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, exchange trading suspensions and closures, higher default rates, and global business disruption, and they may result in future significant adverse effects, such as declines in global financial markets and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

11.	Russian-Ukraine War

In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market, and currency risks, as well as the risks related to the economic sanctions on Russia, Russian individuals, and Russian corporate and banking entities imposed by the United States and/or other countries. Such sanctions — which affect companies in many sectors, including energy, financial services, and defense, among others — could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. Such sanctions may also result in a decline in the value and liquidity of Russian securities and a weakening of the

Notes to Financial Statements (Unaudited) (Continued)

ruble, and will impair a Fund’s ability to buy, sell, receive, or deliver Russian securities. In addition, certain transactions have been or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadviser use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s EDGAR database on its website at http://www.sec.gov. In addition, the Funds make the complete schedule of portfolio holdings from their filings on Form N-PORT available to shareholders at http://www.massmutual.com/funds.

Liquidity Risk Management Program

In 2016, the SEC adopted Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of fund shareholders. Pursuant to the Liquidity Rule, the Funds have established and maintain a Liquidity Risk Management Program (the “Program”) that incorporates the requirements of the Liquidity Rule. The Program is administered by MML Advisers, which has established a Liquidity Risk Management Program Committee (the “Committee”) to oversee the required management, assessments, reviews, and reports for the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification of the Fund’s investments into groupings that reflect MML Advisers’ assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on March 22, 2022, the Trustees received a report prepared by the Committee regarding the operation and effectiveness of the Program for the period January 1, 2021 through December 31, 2021 for the MassMutual Funds, including the Funds which became operational in December 2021. In the report, the Committee concluded that the Program proved to be adequately designed to address the Funds’ liquidity risks and operated effectively.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Trustees’ Approval of Investment Advisory Contracts

At their meeting in April 2021 (the “April Meeting”), the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), approved the advisory agreements for each of the Funds with MML Advisers (“Advisory Agreements”), the subadvisory agreements for each of the Funds with Barings (“Subadvisory Agreements”), and the sub-subadvisory agreements between Barings and BIIL for each of the Funds (“Sub-Subadvisory Agreements”) (together, the “Agreements”), subject to approval by the sole shareholder of the Funds of the Agreements prior to the public offering of shares of the Funds. In preparation for the April Meeting, the Trustees requested, and MML Advisers provided in advance, certain materials relevant to the consideration of the Agreements (the “April Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

Other Information (Unaudited) (Continued)

In approving the Advisory Agreements, the Independent Trustees considered the April Materials and information discussed with representatives of MML Advisers at the April Meeting relating to MML Advisers and the nature, scope, and quality of services MML Advisers would provide to the Funds. In reviewing the Advisory Agreements, the Independent Trustees considered a number of factors they believed to be relevant to the interests of shareholders of the Funds, including information presented at the April Meeting or provided at previous meetings generally, which included among other things: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the ability of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight, administrative, and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds and the needs of the Funds for administrative and shareholder services. The Independent Trustees considered that the advisory fees and total net expense ratios of each of the Funds would be the same as the advisory fees and total net expense ratios of the Predecessor Funds that would merge into them, except that the total net expense ratios of the Global Credit Income Opportunities Fund would be lower than those of the corresponding Predecessor Fund.

The Independent Trustees also reviewed and considered information included in the April Materials concerning the potential profitability of MML Advisers’ advisory relationship with the Funds.

In reviewing the Subadvisory Agreements for the Funds, the Independent Trustees discussed with MML Advisers and considered a wide range of information about, among other things: (i) the terms of each Subadvisory Agreement; (ii) the scope and quality of services that Barings will provide under the Subadvisory Agreements; (iii) past investment performance of Barings; and (iv) the fees payable to Barings by MML Advisers and the effect of such fees on the profitability to MML Advisers. In addition, the Independent Trustees discussed with MML Advisers and considered information about the Sub-Subadvisory Agreements.

Prior to the votes being taken to approve the Agreements, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

Based on the foregoing, the Trustees concluded that: (i) overall, they were satisfied with the nature, extent, and quality of the services expected to be provided under the Agreements; (ii) MML Advisers’ projected levels of profitability from its relationship to the Funds are not excessive and the advisory and subadvisory fee amounts under the Advisory Agreements and Subadvisory Agreements, respectively, and the Funds’ total expenses are fair and reasonable; (iii) the investment strategy of Barings appears well suited to the Funds given their investment objectives and policies; and (iv) the terms of the Agreements are fair and reasonable with respect to each Fund and are in the best interests of each Fund’s shareholders. After carefully considering the information summarized above, the Trustees, including the Independent Trustees voting separately, unanimously voted to approve the Agreements.

At their meeting in November 2021, the Trustees, including the Independent Trustees, ratified changes to the Sub-Subadvisory Agreements to reflect the rates at which fees would be paid by Barings to BIIL.

Each of the Agreements became effective on December 1, 2021.

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2022

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2022:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2022.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Global Floating Rate Fund
Class I	$1,000	0.75%	$1,001.50	$3.74	$1,021.20	$3.78
Class Y	1,000	0.75%	1,001.60	3.74	1,021.20	3.78
Class L	1,000	1.01%	1,000.80	5.04	1,019.90	5.09
Class C	1,000	1.75%	996.40	8.71	1,016.20	8.80
Global Credit Income Opportunities Fund
Class I	1,000	0.89%	957.20	4.34	1,020.50	4.48
Class Y	1,000	0.90%	957.20	4.39	1,020.40	4.53
Class L	1,000	1.20%	955.70	5.85	1,018.90	6.04
Class C	1,000	1.95%	951.30	9.49	1,015.20	9.80

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Emerging Markets Debt Blended Total Return Fund
Class I	$1,000	0.95%	$804.40	$4.27	$1,020.20	$4.78
Class Y	1,000	0.95%	803.80	4.27	1,020.20	4.78
Class L	1,000	1.21%	802.50	5.44	1,018.90	6.09
Class C	1,000	1.95%	799.60	8.75	1,015.20	9.80
Global Emerging Markets Equity Fund
Class I	1,000	0.84%	933.40	4.05	1,020.70	4.23
Class Y	1,000	0.84%	933.40	4.05	1,020.70	4.23
Class L	1,000	1.23%	931.60	5.92	1,018.80	6.19
Class C	1,000	1.90%	928.50	9.14	1,015.50	9.55

*

Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2022, multiplied by the average account value over the period, multiplied by 182 days in the period, divided by 365 days in the year, unless stated otherwise.

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Underwriter:

ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, Colorado 80203

© 2022 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com. Investment Adviser: MML Investment Advisers, LLC	MM202305-301318

(b)	Not applicable to this filing.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

(a)	Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

(b)	Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this filing.

Item 13. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(a)(4) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Advantage Funds

By (Signature and Title)	/s/ Paul LaPiana

Paul LaPiana, President and Principal Executive Officer

Date	5/26/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul LaPiana

Paul LaPiana, President and Principal Executive Officer

Date	5/26/2022

By (Signature and Title)	/s/ Renee Hitchcock
Renée Hitchcock, Treasurer and Principal Financial Officer

Date	5/26/2022